UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,          John H. Beers, Esq.
    Counsel and Secretary for Registrant       Vice President and Counsel
       Phoenix Life Insurance Company        Phoenix Life Insurance Company
              One American Row                      One American Row
           Hartford, CT 06103-2899              Hartford, CT 06103-2899
    -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.






                           PHOENIX ALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                      SHARES          VALUE
                                                     --------        -------

DOMESTIC COMMON STOCKS--89.6%

AEROSPACE & DEFENSE--4.1%
Esterline Technologies Corp.(b)                       50,000         $ 2,463
United Technologies Corp.                             15,000             925
                                                                     -------
                                                                       3,388
                                                                     -------

AGRICULTURAL PRODUCTS--0.7%
Bunge Ltd.                                             5,000             538
                                                                     -------

ALTERNATIVE CARRIERS--0.2%
Cogent Communications Group, Inc.(b)                  15,000             201
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
VF Corp.                                              11,000             783
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--2.6%
BlackRock, Inc.                                        3,800             673
GAMCO Investors, Inc. Class A                         20,000             992
Janus Capital Group, Inc.                             18,000             476
                                                                     -------
                                                                       2,141
                                                                     -------

AUTOMOTIVE RETAIL--1.6%
Advance Auto Parts, Inc.                              35,000           1,359
                                                                     -------

BIOTECHNOLOGY--5.5%
Amgen, Inc.(b)                                        21,000             991
Celgene Corp.(b)                                      15,000             958
Genentech, Inc.(b)                                     9,000             683
Genzyme Corp.(b)                                      11,000             792
Gilead Sciences, Inc.(b)                              21,000           1,112
                                                                     -------
                                                                       4,536
                                                                     -------

BROADCASTING & CABLE TV--0.8%
Global Traffic Network, Inc.(b)                       75,000             671
                                                                     -------

CASINOS & GAMING--0.5%
Century Casinos, Inc.(b)                              35,000             115
Scientific Games Corp. Class A(b)                     10,000             296
                                                                     -------
                                                                         411
                                                                     -------

COMMUNICATIONS EQUIPMENT--2.5%
Cisco Systems, Inc.(b)                                57,000           1,326
Corning, Inc.                                         31,000             714
                                                                     -------
                                                                       2,040
                                                                     -------

COMPUTER & ELECTRONICS RETAIL--0.8%
Best Buy Co., Inc.                                    17,000             673
                                                                     -------


                                                      SHARES          VALUE
                                                     --------        -------

COMPUTER HARDWARE--6.7%
Apple, Inc.(b)                                         9,000         $ 1,507
Hewlett-Packard Co.                                   36,000           1,592
International Business Machines Corp.                  8,500           1,007
Stratasys, Inc.(b)                                    80,000           1,477
                                                                     -------
                                                                       5,583
                                                                     -------

COMPUTER STORAGE & PERIPHERALS--1.2%
EMC Corp.(b)                                          69,000           1,014
                                                                     -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.2%
Caterpillar, Inc.                                     16,000           1,181
CNH Global NV                                         19,000             646
                                                                     -------
                                                                       1,827
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
MasterCard, Inc., Class A                              2,900             770
                                                                     -------

DEPARTMENT STORES--0.9%
Kohl's Corp.(b)                                       18,000             721
                                                                     -------

DISTRIBUTORS--1.1%
LKQ Corp.(b)                                          50,000             903
                                                                     -------

DIVERSIFIED CHEMICALS--1.3%
FMC Corp.                                             14,000           1,084
                                                                     -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.5%
Advisory Board Co. (The)(b)                           15,000             590
Corporate Executive Board Co. (The)                   35,000           1,472
                                                                     -------
                                                                       2,062
                                                                     -------

DRUG RETAIL--1.5%
CVS Caremark Corp.                                    32,000           1,266
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
SunPower Corp. Class A(b)                              8,000             576
                                                                     -------

HEALTH CARE EQUIPMENT--1.6%
Medtronic, Inc.                                       25,000           1,294
                                                                     -------

HEALTH CARE SERVICES--0.6%
Health Grades, Inc.(b)                                55,000             247
Nighthawk Radiology Holdings, Inc.(b)                 30,000             212
                                                                     -------
                                                                         459
                                                                     -------

HEALTH CARE SUPPLIES--0.2%
OraSure Technologies, Inc.(b)                         50,000             187
                                                                     -------

                           PHOENIX ALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                      SHARES          VALUE
                                                     --------        -------

HOTELS, RESORTS & CRUISE LINES--1.2%
Ambassadors Group, Inc.                               25,000         $   373
Starwood Hotels & Resorts Worldwide, Inc.             16,000             641
                                                                     -------
                                                                       1,014
                                                                     -------

HOUSEHOLD PRODUCTS--1.3%
Colgate-Palmolive Co.                                 16,000           1,106
                                                                     -------

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.4%
Resources Connection, Inc.                            55,000           1,119
                                                                     -------

INDUSTRIAL CONGLOMERATES--1.1%
McDermott International, Inc.(b)                      15,000             928
                                                                     -------

INDUSTRIAL MACHINERY--1.1%
Harsco Corp.                                          17,000             925
                                                                     -------

INTERNET RETAIL--1.2%
Amazon.com, Inc.(b)                                   11,000             807
Stamps.com, Inc.(b)                                   15,000             187
                                                                     -------
                                                                         994
                                                                     -------

INTERNET SOFTWARE & SERVICES--4.7%
Equinix, Inc.(b)                                       5,000             446
Google, Inc. Class A(b)                                2,000           1,053
Internet Capital Group, Inc.(b)                       45,000             348
Kana Software, Inc.(b)                                75,000              95
Liquidity Services, Inc.(b)                           50,000             576
Terremark Worldwide, Inc.(b)                          60,000             328
VeriSign, Inc.(b)                                     20,000             756
WebSense, Inc.(b)                                     15,000             253
                                                                     -------
                                                                       3,855
                                                                     -------

INVESTMENT BANKING & BROKERAGE--1.7%
GFI Group, Inc.                                       65,000             586
Goldman Sachs Group, Inc. (The)                        4,800             839
                                                                     -------
                                                                       1,425
                                                                     -------

IT CONSULTING & OTHER SERVICES--1.0%
Cognizant Technology Solutions Corp. Class A(b)       26,000             845
                                                                     -------

LEISURE FACILITIES--0.7%
Life Time Fitness, Inc.(b)                            20,000             591
                                                                     -------

LEISURE PRODUCTS--0.5%
Polaris Industries, Inc.                              10,000             404
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Nektar Therapeutics(b)                                40,000             134
                                                                     -------


                                                      SHARES          VALUE
                                                     --------        -------

MOVIES & ENTERTAINMENT--2.9%
Lodgenet Entertainment Corp.(b)                      255,000         $ 1,252
Walt Disney Co. (The)                                 38,000           1,186
                                                                     -------
                                                                       2,438
                                                                     -------

OFFICE SERVICES & SUPPLIES--0.7%
PeopleSupport, Inc.(b)                                70,000             595
                                                                     -------

OIL & GAS DRILLING--1.3%
Transocean, Inc.(b)                                    7,000           1,067
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Oceaneering International, Inc.(b)                    11,000             848
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--3.7%
Apache Corp.                                           4,000             556
Chesapeake Energy Corp.                               20,000           1,319
XTO Energy, Inc.                                      17,500           1,199
                                                                     -------
                                                                       3,074
                                                                     -------

PHARMACEUTICALS--4.1%
Abbott Laboratories                                   20,000           1,059
Allergan, Inc.                                        16,000             833
Medicis Pharmaceutical Corp. Class A                  60,000           1,247
Sepracor, Inc.(b)                                     15,000             299
                                                                     -------
                                                                       3,438
                                                                     -------

RESTAURANTS--1.2%
McDonald's Corp.                                      14,000             787
Texas Roadhouse, Inc. Class A(b)                      20,000             179
                                                                     -------
                                                                         966
                                                                     -------

SEMICONDUCTOR EQUIPMENT--0.9%
KLA-Tencor Corp.                                      18,000             733
                                                                     -------

SEMICONDUCTORS--7.9%
Broadcom Corp. Class A(b)                             43,000           1,173
Cirrus Logic, Inc.(b)                                130,000             723
Intel Corp.                                           48,000           1,031
Microchip Technology, Inc.                            22,000             672
NVIDIA Corp.(b)                                       49,500             927
ON Semiconductor Corp.(b)                            190,000           1,742
Ramtron International Corp.(b)                        63,000             265
                                                                     -------
                                                                       6,533
                                                                     -------

SOFT DRINKS--1.6%
Hansen Natural Corp.(b)                               30,000             865

                           PHOENIX ALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                      SHARES          VALUE
                                                     --------        -------

SOFT DRINKS--(CONTINUED)
PepsiCo, Inc.                                          7,000         $   445
                                                                     -------
                                                                       1,310
                                                                     -------

STEEL--1.4%
United States Steel Corp.                              6,200           1,146
                                                                     -------

SYSTEMS SOFTWARE--2.2%
Microsoft Corp.                                       18,000             495
Oracle Corp.(b)                                       63,000           1,323
                                                                     -------
                                                                       1,818
                                                                     -------

THRIFTS & MORTGAGE FINANCE--1.0%
Federal Agricultural Mortgage Corp. Class C           35,000             867
                                                                     -------

TOBACCO--1.3%
Philip Morris International, Inc.                     21,000           1,037
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.7%
American Tower Corp. Class A(b)                       14,000             592
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $69,452)                                             74,289
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--8.5%

ADVERTISING--0.4%
MDC Partners, Inc. (Canada)(b)                        50,000             359
                                                                     -------

COMMUNICATIONS EQUIPMENT--2.0%
Research In Motion Ltd. (Canada)(b)                   11,000           1,286
Telefonaktiebolaget LM Ericsson
  Sponsored ADR (Sweden)                              34,000             353
                                                                     -------
                                                                       1,639
                                                                     -------

HEAVY ELECTRICAL EQUIPMENT--1.1%
ABB Ltd. Sponsored ADR (Switzerland)(b)               33,000             935
                                                                     -------

INTERNET SOFTWARE & SERVICES--0.5%
SkillSoft plc ADR (United States)(b)                  40,000             362
                                                                     -------


                                                      SHARES          VALUE
                                                     --------        -------

MARINE PORTS & SERVICES--1.0%
Aegean Marine Petroleum Network, Inc.
  (Greece)                                            21,000         $   854
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--2.0%
Schlumberger Ltd. (Netherlands)                       15,000           1,611
                                                                     -------

SEMICONDUCTORS--1.5%
O2Micro International Ltd. Sponsored ADR
  (Taiwan)(b)                                        190,000           1,264
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,059)                                               7,024
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $75,511)                                             81,313
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.0%


                                                    PAR VALUE         VALUE
                                                    ---------        -------

COMMERCIAL PAPER(d)--2.0%
International Lease Finance Corp.
  2.650% due 7/1/08                                  $ 1,640         $ 1,640
                                                                     -------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,640)                                               1,640
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $77,151)                                             82,953(a)

Other assets and liabilities, net--(0.1)%                                (42)
                                                                     -------
NET ASSETS--100.0%                                                   $82,911
                                                                     =======

ABBREVIATIONS:
ADR American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,208 and gross depreciation of $9,406 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $77,151.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

                              PHOENIX BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

U.S. GOVERNMENT SECURITIES--0.5%

U.S. TREASURY NOTES--0.5%
U.S. Treasury Note
 2.875% due 1/31/13                                  $ 2,900        $  2,850
 3.875% due 5/15/18                                    1,500           1,488
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $4,381)                                               4,338
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.9%

FHLMC
 6.000% due 2/1/38                                     2,090           2,113
FHLMC R010-AB
 5.500% due 12/15/19                                   1,632           1,648
FNMA
 6.000% due 5/1/17                                       226             233
 4.500% due 4/1/19                                       449             438
 4.500% due 6/1/19                                     6,520           6,360
 4.000% due 7/1/19                                        72              69
 4.000% due 6/1/20                                     1,565           1,474
 5.000% due 6/1/20                                     4,423           4,396
 5.000% due 6/1/20                                     1,672           1,662
 5.000% due 8/1/20                                       102             101
 6.000% due 12/1/32                                      442             449
 5.000% due 4/1/34                                     2,415           2,327
 5.500% due 4/1/34                                       884             875
 5.500% due 5/1/34                                     4,267           4,223
 6.000% due 5/1/34                                       901             913
 5.500% due 6/1/34                                       314             311
 5.500% due 6/1/34                                     1,638           1,621
 5.500% due 7/1/34                                     2,350           2,325
 6.000% due 7/1/34                                       747             757
 5.000% due 8/1/34                                       638             615
 5.500% due 9/1/34                                     1,187           1,175
 6.000% due 10/1/34                                      281             284
 5.000% due 1/1/35                                     2,852           2,748
 6.000% due 5/1/35                                       558             564
 5.000% due 6/1/35                                     2,540           2,443
 5.500% due 6/1/35                                     1,003             990
 5.500% due 8/1/35                                     1,007             996
 5.500% due 10/1/35                                      732             724
 5.000% due 11/1/35                                    1,287           1,238
 5.500% due 5/1/36                                       970             958
 6.000% due 5/1/36                                       850             859


                                                    PAR VALUE         VALUE
                                                    ---------       --------

 5.500% due 2/1/37                                   $ 2,476        $  2,445
 6.000% due 3/1/37                                     2,204           2,226
 5.500% due 4/1/37                                       924             912
 5.500% due 4/1/37                                     1,670           1,648
 6.000% due 9/1/37                                       595             601
 6.000% due 2/1/38                                     2,187           2,209
 6.000% due 2/1/38                                     1,491           1,506
 6.000% due 2/1/38                                       554             560
 5.500% due 4/1/38                                     2,215           2,186
 5.500% due 7/1/38                                     6,500           6,415
FNMA 04-W6, 1A4
 5.500% due 7/25/34                                    1,600           1,561
GNMA
 6.500% due 8/15/23                                       79              82
 6.500% due 11/15/23                                     240             249
 6.500% due 11/15/23                                     139             145
 6.500% due 11/15/23                                     669             695
 6.500% due 12/15/23                                      83              86
 6.500% due 12/15/23                                      50              52
 6.500% due 12/15/23                                      66              69
 6.500% due 1/15/24                                      290             302
 6.500% due 1/15/24                                       28              29
 6.500% due 1/15/24                                        9              10
 6.500% due 1/15/24                                      208             216
 6.500% due 1/15/24                                       91              95
 6.500% due 1/15/24                                       59              61
 6.500% due 2/15/24                                      374             389
 6.500% due 2/15/24                                      152             158
 6.500% due 2/15/24                                       43              45
 6.500% due 2/15/24                                       34              35
 6.500% due 3/15/24                                       82              85
 6.500% due 3/15/24                                      232             241
 6.500% due 4/15/24                                      446             464
 6.500% due 4/15/24                                       22              23
 6.500% due 4/15/24                                       58              60
 6.500% due 4/15/24                                       15              15
 6.500% due 5/15/24                                        8               8
 6.500% due 5/15/24                                        2               2
 6.500% due 1/15/26                                      176             183
 6.500% due 1/15/26                                       25              25
 6.500% due 1/15/26                                       66              68
 6.500% due 2/15/26                                       63              65
 6.500% due 3/15/26                                      109             113
 6.500% due 3/15/26                                      113             118

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

 6.500% due 4/15/26                                  $    13        $     13
 6.500% due 4/15/26                                       31              32
 6.500% due 4/15/26                                      151             157
 6.500% due 6/15/28                                       22              23
 6.500% due 6/15/28                                       27              28
 6.500% due 7/15/31                                      210             218
 6.500% due 11/15/31                                      35              37
 6.500% due 2/15/32                                       58              61
 6.500% due 3/15/32                                       31              32
 6.500% due 4/15/32                                       84              87
 6.000% due 8/15/32                                      715             729
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $74,565)                                             73,763
----------------------------------------------------------------------------

MUNICIPAL BONDS--2.7%


CALIFORNIA--0.8%
Alameda Corridor Transportation Authority
 Taxable Series C (MBIA Insured)
 6.600% due 10/1/29                                    2,750           2,799
Alameda Corridor Transportation Authority
 Taxable Subordinate Series D (MBIA Insured)
 6.250% due 10/1/14                                      500             516
Contra Costa County Pension Obligation Taxable
 (FSA Insured)
 6.100% due 6/1/11                                       500             520
San Luis Obispo County Pension Obligation
 Taxable Series A (MBIA Insured)
 3.940% due 9/1/12                                       330             317
Sonoma County Pension Obligation Taxable
 (FSA Insured)
 6.625% due 6/1/13                                     2,810           2,897
                                                                    --------
                                                                       7,049
                                                                    --------

DELAWARE--0.3%
DELDOT Motor Fuel Tax Revenue Series A
 (MBIA, FSA Insured)
 5.000% due 7/1/19                                     2,705           2,862
                                                                    --------

FLORIDA--0.1%
Miami-Dade County Educational Facilities
 Authority Taxable Series C
 5.480% due 4/1/16                                       650             634
                                                                    --------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

MAINE--0.1%
Bangor Pension Obligation Taxable Series B
 (FGIC Insured)
 5.940% due 6/1/13                                   $   675        $    706
                                                                    --------

MINNESOTA--0.5%
State of Minnesota
 5.000% due 8/1/19                                     3,700           3,976
                                                                    --------

MISSISSIPPI--0.0%
Mississippi Development Bank Jackson County
 Special Obligation Taxable Series A
 (FSA Insured)
 5.000% due 6/1/11                                       340             343
                                                                    --------

NEW JERSEY--0.1%
Monroe Township Pension Obligation Taxable
 5.000% due 8/15/13                                      590             594
New Jersey Turnpike Authority Taxable Series B
 (AMBAC Insured)
 4.252% due 1/1/16                                       150             140
New Jersey Turnpike Authority Taxable Series B
 Prerefunded 1/1/15 @ 100 (AMBAC Insured)
 4.252% due 1/1/16                                         5               5
                                                                    --------
                                                                         739
                                                                    --------

NEW YORK--0.0%
City of Buffalo Taxable Series A (AMBAC Insured)
 4.710% due 2/1/13                                       420             406
                                                                    --------

PENNSYLVANIA--0.6%
City of Pittsburgh Pension Obligation Taxable
 Series A (FGIC Insured)
 6.500% due 3/1/14                                     1,100           1,121
City of Pittsburgh Pension Obligation Taxable
 Series C (FGIC Insured)
 6.500% due 3/1/17                                     1,800           1,817
Philadelphia School District Taxable Series C
 (FSA Insured)
 4.430% due 7/1/11                                     1,780           1,764
                                                                    --------
                                                                       4,702
                                                                    --------

TEXAS--0.1%
State of Texas Taxable Series C
 4.700% due 8/1/09                                       625             634
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
 Series A-1
 6.706% due 6/1/46                                   $   995        $    839
                                                                    --------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $22,904)                                             22,890
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.2%

AmeriCredit Automobile Receivables Trust
 06-BG, A3
 5.210% due 10/6/11                                    1,525           1,519
Associates Manufactured Housing Pass Through
 Certificate 97-2, A6
 7.075% due 3/15/28(c)                                   642             654
Bayview Financial Acquisition Trust 06-A, 1A2
 5.483% due 2/28/41(c)                                 3,250           3,068
Bombardier Capital Mortgage Securitization
 Corp. 99-A, A3
 5.980% due 1/15/18(c)                                   715             650
Capital One Auto Finance Trust 07-B, A3A
 5.030% due 4/15/12                                    1,100           1,073
Carmax Auto Owner Trust 07-2, A3
 5.230% due 12/15/11                                   2,159           2,195
DaimlerChrysler Auto Trust 05-A, B
 3.880% due 7/8/11                                     1,200           1,200
Dunkin Securitization 06-1, M1 144A
 8.285% due 6/20/31(b)                                 1,025             910
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
 4.622% due 11/25/35(c)                                  666             613
GMAC Mortgage Corp. Loan Trust 07-HE1, A2
 5.621% due 8/25/37(c)                                 1,000             604
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3
 5.777% due 8/25/36(c)                                 1,500           1,423
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF4
 6.080% due 8/25/36(c)                                 1,700           1,420
Renaissance Home Equity Loan Trust 06-1, AF2
 5.533% due 5/25/36(c)                                   590             587
Residential Funding Mortgage Securities II, Inc.
 06-HSA1, A3
 5.230% due 2/25/36(c)                                   190              70


                                                    PAR VALUE         VALUE
                                                    ---------       --------

Wachovia Auto Loan Owner Trust 06-2A, A3 144A
 5.230% due 8/22/11(b)                               $ 2,419        $  2,437
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $19,684)                                             18,423
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--9.8%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
 7.625% due 6/15/12                                      800             810
Rockwell Collins, Inc.
 4.750% due 12/1/13                                    1,000             981
                                                                    --------
                                                                       1,791
                                                                    --------

AIRLINES--0.5%
American Airlines, Inc. 01-1
 6.977% due 5/23/21                                    2,100           1,670
Continental Airlines, Inc. 98-1A
 6.648% due 9/15/17                                    1,215           1,105
JetBlue Airways Corp. 04-2
 5.776% due 11/15/08(c)                                  831             818
United Airlines, Inc. 01-1
 6.071% due 3/1/13                                       657             645
                                                                    --------
                                                                       4,238
                                                                    --------

APPLICATION SOFTWARE--0.0%
Intuit, Inc.
 5.750% due 3/15/17                                      221             208
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Bank of New York Mellon Corp. (The)
 4.950% due 11/1/12                                      950             947
BlackRock, Inc.
 6.250% due 9/15/17                                    1,025           1,031
Janus Capital Group, Inc.
 6.250% due 6/15/12                                      525             512
                                                                    --------
                                                                       2,490
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance NA LLC
 6.500% due 11/15/13                                     425             441
                                                                    --------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
 7.000% due 4/15/14                                      830             743
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

BROADCASTING & CABLE TV--0.2%
Comcast Corp.
 5.300% due 1/15/14                                  $   575        $    557
Cox Communications, Inc. 144A
 6.250% due 6/1/18(b)                                    800             781
Time Warner Cable, Inc.
 5.850% due 5/1/17                                       435             413
                                                                    --------
                                                                       1,751
                                                                    --------

BUILDING PRODUCTS--0.1%
Masco Corp.
 5.850% due 3/15/17                                      540             489
Owens Corning, Inc.
 6.500% due 12/1/16                                      180             164
                                                                    --------
                                                                         653
                                                                    --------

CASINOS & GAMING--0.1%
MGM MIRAGE
 8.500% due 9/15/10                                       85              84
Seneca Gaming Corp. Series B
 7.250% due 5/1/12                                       765             721
                                                                    --------
                                                                         805
                                                                    --------

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc.
 5.500% due 2/22/16                                      840             847
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.0%
Terex Corp.
 7.375% due 1/15/14                                      390             386
                                                                    --------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.
 5.600% due 11/30/12                                     665             660
                                                                    --------

CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
 6.750% due 7/15/13(b)                                   500             507
                                                                    --------

CONSUMER FINANCE--1.0%
Ford Motor Credit Co. LLC
 8.625% due 11/1/10                                      480             407
 9.875% due 8/10/11                                      835             704
 7.163% due 4/15/12(c)                                   175             165
 7.800% due 6/1/12                                       770             596
GMAC LLC
 6.875% due 9/15/11                                      490             352


                                                    PAR VALUE         VALUE
                                                    ---------       --------

CONSUMER FINANCE--(CONTINUED)
 6.875% due 8/28/12                                  $   415        $    284
 6.750% due 12/1/14                                      400             265
SLM Corp.
 5.261% due 2/1/10(c)                                  5,550           5,111
                                                                    --------
                                                                       7,884
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
 6.125% due 6/1/17                                       900             757
                                                                    --------

DIVERSIFIED BANKS--0.1%
Wachovia Corp.
 4.875% due 2/15/14                                    1,145           1,046
                                                                    --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Equifax, Inc.
 6.300% due 7/1/17                                       750             713
                                                                    --------

ELECTRIC UTILITIES--0.4%
Allegheny Energy Supply 144A
 8.250% due 4/15/12(b)                                   390             406
Dominion Resources, Inc. Series D
 5.000% due 3/15/13                                      525             517
Entergy Gulf States, Inc.
 5.250% due 8/1/15                                       300             283
Great River Energy 144A
 5.829% due 7/1/17(b)                                  1,025           1,005
Midwest Generation LLC Series B
 8.560% due 1/2/16                                       326             336
Northeast Utilities
 5.650% due 6/1/13                                       715             711
                                                                    --------
                                                                       3,258
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
 4.850% due 11/15/10                                   2,000           2,053
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 144A
 8.250% due 3/15/18(b)                                   610             612
Tyco Electronic Group SA
 6.000% due 10/1/12                                      350             353
                                                                    --------
                                                                         965
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc.
 5.000% due 3/15/14                                  $   175        $    168
                                                                    --------

FOOD RETAIL--0.2%
Kroger Co. (The)
 6.800% due 12/15/18                                     420             438
 6.150% due 1/15/20                                      662             655
Safeway, Inc.
 6.350% due 8/15/17                                      600             618
                                                                    --------
                                                                       1,711
                                                                    --------

GAS UTILITIES--0.1%
AmeriGas Partners LP
 7.250% due 5/20/15                                    1,000             940
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc.
 6.000% due 6/15/17                                      560             555
                                                                    --------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
6.400% due 7/1/17                                        930             921
                                                                    --------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
6.125% due 1/15/16                                       925             884
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
 7.250% due 6/15/16                                      875             770
                                                                    --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)
 7.750% due 10/15/15                                     780             772
                                                                    --------

INDUSTRIAL MACHINERY--0.6%
ITW Cupids Financing Trust I 144A
6.550% due 12/31/11(b)                                 5,000           5,228
                                                                    --------

INDUSTRIAL REITS--0.1%
ProLogis
 6.625% due 5/15/18                                      415             409
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Citizens Communications Co.
 6.250% due 1/15/13                                      640             597


                                                    PAR VALUE         VALUE
                                                    ---------       --------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Qwest Corp.
 7.875% due 9/1/11                                   $   410        $    410
 6.500% due 6/1/17                                       570             509
Verizon Communications, Inc.
 4.900% due 9/15/15                                      720             683
                                                                    --------
                                                                       2,199
                                                                    --------

INVESTMENT BANKING & BROKERAGE--0.7%
Bear Stearns Cos., Inc. (The)
 7.250% due 2/1/18                                       900             939
Goldman Sachs Group, Inc. (The)
 5.950% due 1/18/18                                      705             677
 6.150% due 4/1/18                                     1,100           1,067
Lehman Brothers Holdings, Inc.
 6.000% due 7/19/12                                    1,250           1,210
 5.625% due 1/24/13                                      390             369
Merrill Lynch & Co., Inc.
 6.110% due 1/29/37                                      905             719
Merrill Lynch & Co., Inc. (Brazil)
 10.710% due 3/8/17(d)                                   860(g)          424
Morgan Stanley 144A (Brazil)
 10.090% due 5/3/17(b)(d)                              1,250(g)          587
                                                                    --------
                                                                       5,992
                                                                    --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.
 6.300% due 9/15/17                                      775             765
                                                                    --------

LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp.
 4.750% due 1/30/14                                      850             797
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
 6.750% due 8/15/14                                       25              26
                                                                    --------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
 6.875% due 5/1/12                                       685             701
                                                                    --------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
 5.625% due 2/15/14                                      840             796
                                                                    --------

OFFICE ELECTRONICS--0.1%
Xerox Corp.
 6.750% due 2/1/17                                     1,040           1,048
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

OFFICE REITS--0.1%
HRPT Properties Trust
 5.750% due 11/1/15                                  $   900        $    817
                                                                    --------

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc.
 4.750% due 5/15/18                                    1,250           1,156
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
 9.500% due 1/15/16(b)                                   230             237
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Petropower I Funding Trust 144A
 7.360% due 2/15/14(b)                                 1,407           1,374
Plains Exploration & Production Co.
 7.750% due 6/15/15                                      415             420
Southwestern Energy Co. 144A
 7.500% due 2/1/18(b)                                    900             931
                                                                    --------
                                                                       2,725
                                                                    --------

OIL & GAS REFINING & MARKETING--0.2%
Motiva Enterprises LLC 144A
 5.200% due 9/15/12(b)                                 1,000           1,008
Tesoro Corp.
 6.500% due 6/1/17                                       870             785
                                                                    --------
                                                                       1,793
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP
 6.050% due 1/15/18                                      250             245
Kinder Morgan Management Co.
 5.700% due 1/5/16                                     2,420           2,166
NGPL PipeCo. LLC 144A
 6.514% due 12/15/12(b)                                  925             939
TEPPCO Partners LP
 7.625% due 2/15/12                                      420             435
                                                                    --------
                                                                       3,785
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bank of America Corp.
 5.750% due 8/15/16                                      800             764
 5.750% due 12/1/17                                      545             512
 5.650% due 5/1/18                                       800             747
Citigroup, Inc.
 5.500% due 4/11/13                                      280             273


                                                    PAR VALUE         VALUE
                                                    ---------       --------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
General Electric Capital Corp.
 5.375% due 10/20/16                                 $ 1,200        $  1,181
International Lease Finance Corp.
 4.750% due 1/13/12                                      875             771
JPMorgan Chase & Co.
 5.250% due 5/1/15                                       800             776
JPMorgan Chase & Co. Series 1
 7.900% due 12/31/49(c)                                  536             502
National Rural Utilities Cooperative Finance Corp.
 5.500% due 7/1/13                                     1,000           1,011
                                                                    --------
                                                                       6,537
                                                                    --------

PACKAGED FOODS & MEATS--0.1%
Campbell Soup Co.
 5.000% due 12/3/12                                      175             177
Tyson Foods, Inc.
 6.850% due 4/1/16                                       235             213
                                                                    --------
                                                                         390
                                                                    --------

PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and Verso Paper, Inc.
 Series B
 6.623% due 8/1/14(c)                                    296             274
                                                                    --------

REGIONAL BANKS--0.4%
National City Bank
 2.921% due 6/29/09(c)                                   725             697
SunTrust Banks, Inc.
 5.250% due 11/5/12                                      980             958
Zions Bancorp.
 5.650% due 5/15/14                                    1,750           1,499
                                                                    --------
                                                                       3,154
                                                                    --------

SPECIALIZED FINANCE--0.2%
CIT Group Holdings, Inc.
 5.400% due 1/30/16                                    1,000             689
Rabobank Capital Funding II 144A
 5.260% due 12/29/49(b)(c)                             1,300           1,191
                                                                    --------
                                                                       1,880
                                                                    --------

SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
 6.875% due 11/1/14                                      600             555

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

SPECIALIZED REITS--(CONTINUED)
Realty Income Corp.
 6.750% due 8/15/19                                  $   400        $    377
                                                                    --------
                                                                         932
                                                                    --------

TOBACCO--0.1%
Reynolds American, Inc.
 7.300% due 7/15/15                                      950             972
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $85,377)                                             81,530
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.3%

Banc of America Commercial Mortgage, Inc.
 05-6, AM
 5.180% due 9/10/47(c)                                   575             542
Bear Stearns Adjustable Rate Mortgage Trust
 05-12, 13A1
 5.446% due 2/25/36(c)                                 1,919           1,801
Bear Stearns Commercial Mortgage Securities
 06-PW12, A4
 5.718% due 9/11/38(c)                                 2,400           2,340
Bear Stearns Commercial Mortgage Securities
 07-PW18, AM
 6.084% due 6/11/50(c)                                 2,250           2,081
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
 5.000% due 8/25/35                                    1,404           1,346
Citigroup/Deutsche Bank Commercial Mortgage
 Trust 05-CD1, AM
 5.399% due 7/15/44(c)                                 2,240           2,119
Citigroup/Deutsche Bank Commercial Mortgage
 Trust 06-CD2, A4
 5.545% due 1/15/46(c)                                 3,120           2,976
Countrywide Home Loan Mortgage Pass-Through
 Trust 04-13, 1A1
 5.500% due 8/25/34                                    2,019           2,011
Credit Suisse First Boston Mortgage Securities
 Corp. 05-12, 6A1
 6.000% due 1/25/36                                    2,690           2,310
Credit Suisse First Boston Mortgage Securities
 Corp. 99-C1, A2
 7.290% due 9/15/41                                      240             245
Credit Suisse Mortgage Capital Certificates
 06-C1, A4
 5.609% due 2/15/39(c)                                 5,490           5,287


                                                    PAR VALUE         VALUE
                                                    ---------       --------

Crown Castle Towers LLC 05-1A, AFX 144A
 4.643% due 6/15/35(b)                               $ 2,510        $  2,473
First Horizon Asset Securities, Inc. 05-AR1, 2A1
 5.001% due 4/25/35(c)                                 1,979           1,921
GE Capital Commercial Mortgage Corp. 04-C3, A4
 5.189% due 7/10/39(c)                                   350             340
Greenwich Capital Commercial Funding Corp.
 04-GG1, A7
 5.317% due 6/10/36(c)                                   500             491
GS Mortgage Securities Corp. II 05-GG4, AJ
 4.782% due 7/10/39                                    2,500           2,164
GS Mortgage Securities Corp. II 99-C1, A2
 6.110% due 11/18/30(c)                                  418             418
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
 6.365% due 9/25/36(c)                                   358             282
JPMorgan Chase Commercial Mortgage Securities
 Corp. 01-CIBC, A3
 6.260% due 3/15/33                                    7,699           7,855
JPMorgan Chase Commercial Mortgage Security
 Corp. 05-LDP5, AM
 5.221% due 12/15/44(c)                                  630             598
JPMorgan Mortgage Trust 05-S3, 2A2
 5.500% due 1/25/21                                    1,953           1,897
Lehman Brothers - UBS Commercial Mortgage
 Trust 04-C4, A2
 4.567% due 6/15/29(c)                                   250             250
Lehman Brothers - UBS Commercial Mortgage
 Trust 06-C6, A4
 5.372% due 9/15/39                                    2,105           1,992
Lehman Brothers - UBS Commercial Mortgage
 Trust 07-C2, A2
 5.303% due 2/15/40                                    4,150           4,048
Lehman Brothers - UBS Commercial Mortgage
 Trust 07-C6, A2
 5.845% due 7/15/40                                    2,000           1,987
Lehman Brothers Commercial Conduit Mortgage
 Trust 98-C4, A1B
 6.210% due 10/15/35                                     611             612
Lehman Brothers-UBS Commercial Mortgage
 Trust 06-C3, AM
 5.712% due 3/15/39(c)                                   335             313
MASTR Resecuritization Trust 05-1 144A
 5.000% due 10/28/34(b)                                  981             866

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

Merrill Lynch Mortgage Trust 06-C1, AM
 5.658% due 5/12/39(c)                               $ 2,200        $  2,056
Morgan Stanley Capital I 06-T23, A4
 5.811% due 8/12/41(c)                                 2,570           2,523
PNC Mortgage Acceptance Corp. 00-C2, A2
 7.300% due 10/12/33(c)                                1,130           1,168
Residential Accredit Loans, Inc. 06-QA1, A21
 5.959% due 1/25/36(c)                                 3,866           3,035
Residential Funding Mortgage Securities I,
 Inc. 05-SA1, 2A
 4.835% due 3/25/35(c)                                 2,019           1,892
SBA Commercial Mortgage Backed Securities
 Trust 06-1A, A 144A
 5.314% due 11/15/36(b)                                1,800           1,754
Structured Asset Securities Corp. 05-17, 1A6
 5.500% due 10/25/35                                   2,610           2,390
Timberstar Trust 06-1A, A 144A
 5.668% due 10/15/36(b)                                2,250           2,127
Wachovia Bank Commercial Mortgage Trust
 04-C12, A4
 5.408% due 7/15/41(c)                                   300             294
Wachovia Bank Commercial Mortgage Trust
 05-C22, AM
 5.490% due 12/15/44(c)                                  260             247
Washington Mutual Mortgage Pass-Through-
 Certificates, Inc. 05-AR3, A2
 4.636% due 3/25/35(c)                                   113             108
Wells Fargo Mortgage Backed Securities Trust
 04-BB, A1
 4.556% due 1/25/35(c)                                 1,568           1,451
Wells Fargo Mortgage Backed Securities Trust
 04-EE, 2A3
 3.991% due 12/25/34(c)                                1,500           1,347
Wells Fargo Mortgage Backed Securities Trust
 05-14, 2A1
 5.500% due 12/25/35                                   4,151           3,925
Wells Fargo Mortgage Backed Securities Trust
 05-5, 1A1
 5.000% due 5/25/20                                    3,208           3,060
Wells Fargo Mortgage Backed Securities Trust
 05-AR16, 6A3
 4.999% due 10/25/35(c)                                1,056           1,028


                                                    PAR VALUE         VALUE
                                                    ---------       --------

Wells Fargo Mortgage Backed Securities
 Trust 05-AR4, 2A1
 4.526% due 4/25/35(c)                               $ 3,798        $  3,463
Wells Fargo Mortgage Backed Securities
 Trust 05-AR4, 2A2
 4.526% due 4/25/35(c)                                   722             690
Wells Fargo Mortgage Backed Securities
 Trust 07-AR3, A4
 6.061% due 4/25/37(c)                                 1,818           1,671
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $90,967)                                             85,794
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.0%


AUSTRALIA--0.3%
Commonwealth of Australia Series 909
 7.500% due 9/15/09                                    2,375(f)        2,291
                                                                    --------

BRAZIL--0.0%
Federative Republic of Brazil
 11.000% due 8/17/40                                     210             278
                                                                    --------

NORWAY--0.1%
Kingdom of Norway
 5.500% due 5/15/09                                    4,325(h)          843
                                                                    --------

PHILIPPINES--0.1%
Republic of Philippines
 10.625% due 3/16/25                                     285             376
 7.750% due 1/14/31                                      400             416
                                                                    --------
                                                                         792
                                                                    --------

RUSSIA--0.2%
Russian Federation RegS
 7.500% due 3/31/30(c)(e)                              1,231           1,383
                                                                    --------

SWEDEN--0.1%
Kingdom of Sweden Series 1043
 5.000% due 1/28/09                                    4,090(i)          681
                                                                    --------

TRINIDAD AND TOBAGO--0.0%
Republic of Trinidad and Tobago RegS
 9.875% due 10/1/09(e)                                   380             403
                                                                    --------

TURKEY--0.1%
Republic of Turkey
 7.000% due 6/5/20                                       590             546
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

UKRAINE--0.1%
Republic of Ukraine 144A
 6.580% due 11/21/16(b)                              $   905        $    805
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $7,589)                                               8,022
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--4.0%


ARUBA--0.1%
UFJ Finance AEC
 6.750% due 7/15/13                                      900             945
                                                                    --------

AUSTRALIA--0.6%
National Capital Trust II 144A
 5.486% due 12/29/49(b)(c)                             2,700           2,356
Rio Tinto Finance USA Ltd.
 6.500% due 7/15/18                                      875             878
Westfield Capital Corp. Ltd./ Westfield Finance
 Authority 144A
 4.375% due 11/15/10(b)                                  175             172
 5.125% due 11/15/14(b)                                1,175           1,088
                                                                    --------
                                                                       4,494
                                                                    --------

BRAZIL--0.2%
Usiminas Commercial Ltd. 144A
 7.250% due 1/18/18(b)                                   396             418
Vale Overseas Ltd.
 6.250% due 1/11/16                                      760             742
                                                                    --------
                                                                       1,160
                                                                    --------

CANADA--0.3%
Canadian National Resources Ltd.
 5.900% due 2/1/18                                       740             735
Catalyst Paper Corp.
 7.375% due 3/1/14                                       570             425
EnCana Corp.
 5.900% due 12/1/17                                      510             513
Petro-Canada
 6.050% due 5/15/18                                      288             284
Xstrata Canada Corp.
 5.500% due 6/15/17                                      845             780
                                                                    --------
                                                                       2,737
                                                                    --------

CHILE--0.1%
Banco Santander Chile 144A
 5.375% due 12/9/14(b)                                   875             855
                                                                    --------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

GERMANY--0.0%
Deutsche Bank AG
 4.875% due 5/20/13                                  $   300        $    295
                                                                    --------

ISRAEL--0.1%
Israel Electric Corp., Ltd. 144A
 7.250% due 1/15/19(b)                                   470             480
                                                                    --------

ITALY--0.1%
Telecom Italia Capital SA
 6.999% due 6/4/18                                     1,000           1,009
                                                                    --------

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
 7.000% due 11/3/09(b)                                   575             558
KazMunaiGaz Finance Sub BV 144A
 9.125% due 7/2/18(b)                                    600             596
                                                                    --------
                                                                       1,154
                                                                    --------

LUXEMBOURG--0.1%
ArcelorMittal 144A
 6.125% due 6/1/18(b)                                    675             667
OJSC Vimpel Communications (VIP Finance
 Ireland Ltd.) 144A
 9.125% due 4/30/18(b)                                   465             458
                                                                    --------
                                                                       1,125
                                                                    --------

PHILIPPINES--0.1%
National Power Corp.
 9.625% due 5/15/28                                      750             857
                                                                    --------

RUSSIA--0.4%
Evraz Group SA 144A
 8.875% due 4/24/13(b)                                   120             121
 9.500% due 4/24/18(b)                                   240             242
Gaz Captial SA 144A
 8.146% due 4/11/18(b)                                   230             248
Gazprom OAO (Gaz Capital SA) 144A
 6.212% due 11/22/16(b)                                  440             411
 6.510% due 3/7/22(b)                                    580             521
OJSC AK Transneft (TransCapitalInvest
 Ltd.) 144A
 5.670% due 3/5/14(b)                                  1,050             982
TNK-BP Finance SA RegS
 6.125% due 3/20/12(e)                                 1,000             943
                                                                    --------
                                                                       3,468
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

SINGAPORE--0.2%
DBS Bank Ltd. 144A
 5.000% due 11/15/19(b)(c)                           $ 1,900        $  1,746
                                                                    --------

SOUTH KOREA--0.2%
Export-Import Bank of Korea
 5.500% due 10/17/12                                     920             911
Korea Development Bank
 5.500% due 11/13/12                                     790             790
                                                                    --------
                                                                       1,701
                                                                    --------

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
 4.476% due 2/15/12(b)(c)                              1,172           1,130
                                                                    --------

UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
 5.620% due 10/25/12(b)                                  610             618
 5.875% due 10/27/16(b)                                  940             921
                                                                    --------
                                                                       1,539
                                                                    --------

UNITED KINGDOM--0.6%
HBOS plc 144A
 5.375% due 11/29/49(b)(c)                             3,250           2,866
Petroplus Finance Ltd. 144A
 6.750% due 5/1/14(b)                                    500             455
Tate & Lyle International Finance plc 144A
 6.625% due 6/15/16(b)                                   900             900
Vodafone Group plc
 5.000% due 9/15/15                                      475             449
 6.150% due 2/27/37                                      445             407
                                                                    --------
                                                                       5,077
                                                                    --------

UNITED STATES--0.3%
Credit Suisse New York
 5.000% due 5/15/13                                      900             876
CRH America, Inc.
 6.000% due 9/30/16                                      835             774
GTL Trade Finance, Inc. 144A
 7.250% due 10/20/17(b)                                  494             496
Nova Chemicals Corp.
 5.953% due 11/15/13(c)                                  670             573
                                                                    --------
                                                                       2,719
                                                                    --------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

VENEZUELA--0.1%
Petroleos de Venezuela S.A. RegS
 5.250% due 4/12/17(e)                               $ 1,250        $    872
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $35,208)                                             33,363
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--1.7%


ADVERTISING--0.0%
Lamar Media Corp. Tranche F
 3.938% due 3/31/14                                      140             135
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
 5.800% due 12/16/13                                     990             802
                                                                    --------

BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC Tranche
 4.895% due 3/6/14                                       896             789
MCC Georgia LLC Tranche E
 6.808% due 9/30/10                                      115             115
                                                                    --------
                                                                         904
                                                                    --------

COMMUNICATIONS EQUIPMENT--0.1%
CommScope, Inc.  Tranche B
 5.184% due 12/27/14                                     898             866
                                                                    --------

CONSUMER FINANCE--0.1%
Hertz Corp. Letter of Credit
 4.349% due 12/21/12                                     180             171
Hertz Corp. Tranche B
 4.335% due 12/21/12                                     989             939
                                                                    --------
                                                                       1,110
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B3
 5.398% due 9/24/14                                    1,340           1,241
                                                                    --------

ELECTRIC UTILITIES--0.0%
Texas Competitive Electric Holdings Co. LLC
 Tranche B2
 6.537% due 10/10/14                                     243             226
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
 Letter of Credit A
 6.100% due 3/28/14                                      420             415

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
Allied Waste North America, Inc. Tranche B
 4.168% due 3/28/14                                  $   696        $    690
                                                                    --------
                                                                       1,105
                                                                    --------

HEALTH CARE FACILITIES--0.2%
HCA, Inc. Tranche A
 7.040% due 11/18/12                                     396             371
HCA, Inc. Tranche B
 6.960% due 11/18/13                                     598             563
Health Management Associates, Inc. Tranche B
 4.446% due 2/28/14                                      141             132
Healthsouth Corp. Tranche
 6.944% due 3/10/13                                      582             551
                                                                    --------
                                                                       1,617
                                                                    --------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
 4.755% due 2/6/14                                       543             496
                                                                    --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc. Letter of Credit
 5.500% due 2/1/13                                       197             187
NRG Energy, Inc. Tranche B
 5.500% due 2/1/13                                       402             383
                                                                    --------
                                                                         570
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc. Tranche B
 5.023% due 3/13/14                                       65              60
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. Tranche
 4.546% due 7/1/13                                       224             218
                                                                    --------

PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
 4.529% due 12/20/12                                   1,163           1,098
                                                                    --------

PUBLISHING--0.1%
Idearc, Inc. Tranche B
 4.545% due 11/17/14                                   1,213             976
                                                                    --------

RESTAURANTS--0.1%
Burger King Corp. Tranche B1
 4.250% due 6/30/12                                      412             409
                                                                    --------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

SPECIALIZED FINANCE--0.1%
Sungard Data Systems, Inc. Tranche B
 4.508% due 2/28/14                                  $   990        $    939
                                                                    --------

SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc. Tranche B
 5.060% due 12/22/12                                     521             505
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
ALLTEL Communications, Inc. Tranche B3
 5.466% due 5/15/15                                      596             594
MetroPCS Wireless, Inc. Tranche B
 7.118% due 2/20/14                                      474             453
                                                                    --------
                                                                       1,047
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $15,241)                                             14,324
----------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                    ---------       --------

DOMESTIC COMMON STOCKS--55.7%


ADVERTISING--0.2%
Omnicom Group, Inc.                                   31,000           1,391
                                                                    --------

AEROSPACE & DEFENSE--2.8%
Boeing Co. (The)                                      68,800           4,522
General Dynamics Corp.                                15,500           1,305
Honeywell International, Inc.                         58,400           2,936
Lockheed Martin Corp.                                 44,300           4,371
Northrop Grumman Corp.                                27,300           1,826
Raytheon Co.                                          31,000           1,745
United Technologies Corp.                            106,500           6,571
                                                                    --------
                                                                      23,276
                                                                    --------

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                        4,000             251
Gap, Inc. (The)                                       80,700           1,345
TJX Cos., Inc. (The)                                  19,400             611
                                                                    --------
                                                                       2,207
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc.(j)                                        24,600             710
Quiksilver, Inc.(j)                                   80,000             786
VF Corp.                                              14,300           1,018
                                                                    --------
                                                                       2,514
                                                                    --------

APPLICATION SOFTWARE--0.2%
Adobe Systems, Inc.(j)                                41,200           1,623
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Ameriprise Financial, Inc.                            31,800        $  1,293
Bank of New York Mellon Corp. (The)                  180,863           6,842
Federated Investors, Inc. Class B                     29,600           1,019
Northern Trust Corp.                                  36,600           2,510
SEI Investments Co.                                   43,200           1,016
State Street Corp.                                    65,200           4,172
                                                                    --------
                                                                      16,852
                                                                    --------

AUTO PARTS & EQUIPMENT--0.1%
Lear Corp.(j)                                         59,300             841
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co.(j)                                     74,160             357
General Motors Corp.                                 154,800           1,780
                                                                    --------
                                                                       2,137
                                                                    --------

BIOTECHNOLOGY--0.6%
Amgen, Inc.(j)                                        55,400           2,613
Cephalon, Inc.(j)                                     30,100           2,007
                                                                    --------
                                                                       4,620
                                                                    --------

BROADCASTING & CABLE TV--0.3%
CBS Corp. Class B                                    120,800           2,354
                                                                    --------

COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                      7,600             712
                                                                    --------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                           63,800           1,894
                                                                    --------

COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc.(j)                               310,200           7,215
Corning, Inc.                                         35,900             828
Emulex Corp.(j)                                       62,700             731
JDS Uniphase Corp.(j)                                 86,300             980
Juniper Networks, Inc.(j)                             31,800             705
                                                                    --------
                                                                      10,459
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                    41,600           1,647
                                                                    --------

COMPUTER HARDWARE--2.8%
Hewlett-Packard Co.                                  237,900          10,518
International Business Machines Corp.                111,300          13,192
                                                                    --------
                                                                      23,710
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.2%
NetApp, Inc.(j)                                       49,900           1,081


                                                      SHARES          VALUE
                                                    ---------       --------

COMPUTER STORAGE & PERIPHERALS--(CONTINUED)
QLogic Corp.(j)                                       34,900        $    509
                                                                    --------
                                                                       1,590
                                                                    --------

CONSTRUCTION & ENGINEERING--0.3%
KBR, Inc.                                             44,900           1,568
Perini Corp.(j)                                       24,300             803
                                                                    --------
                                                                       2,371
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
AGCO Corp.(j)                                         24,800           1,300
Cummins, Inc.                                          8,300             544
                                                                    --------
                                                                       1,844
                                                                    --------

CONSUMER FINANCE--0.1%
American Express Co.                                  33,400           1,258
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Automatic Data Processing, Inc.                       62,500           2,619
Western Union Co. (The)                               52,000           1,285
                                                                    --------
                                                                       3,904
                                                                    --------

DEPARTMENT STORES--0.2%
Macy's, Inc.                                          82,200           1,596
                                                                    --------

DIVERSIFIED BANKS--0.5%
Wells Fargo & Co.                                    191,600           4,550
                                                                    --------

DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)                                44,200           1,543
                                                                    --------

DIVERSIFIED METALS & MINING--0.2%
Southern Copper Corp.                                 16,500           1,759
                                                                    --------

DRUG RETAIL--0.2%
Longs Drug Stores Corp.                               32,800           1,381
                                                                    --------

ELECTRIC UTILITIES--0.3%
Duke Energy Corp.                                    130,600           2,270
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Acuity Brands, Inc.                                   29,100           1,399
Emerson Electric Co.                                  96,100           4,752
                                                                    --------
                                                                       6,151
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(j)                         40,800           1,450
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                 26,800             960
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Waste Management, Inc.                                45,500        $  1,716
                                                                    --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.                                19,100             943
                                                                    --------

FOOD DISTRIBUTORS--0.6%
SYSCO Corp.                                          177,100           4,872
                                                                    --------

FOOD RETAIL--0.3%
Kroger Co. (The)                                      60,900           1,758
SUPERVALU, Inc.                                       34,900           1,078
                                                                    --------
                                                                       2,836
                                                                    --------

FOOTWEAR--0.4%
NIKE, Inc. Class B                                    50,700           3,022
                                                                    --------

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(j)                                     37,100           1,159
Dollar Tree, Inc.(j)                                  18,200             595
                                                                    --------
                                                                       1,754
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc.                                 98,200           5,065
                                                                    --------

HEALTH CARE EQUIPMENT--0.3%
Boston Scientific Corp.(j)                           198,800           2,443
                                                                    --------

HOME IMPROVEMENT RETAIL--0.1%
Sherwin-Williams Co. (The)                            18,500             850
                                                                    --------

HOUSEHOLD APPLIANCES--0.1%
Stanley Works (The)                                   18,900             847
                                                                    --------

HOUSEHOLD PRODUCTS--0.9%
Clorox Co. (The)                                      23,100           1,206
Kimberly-Clark Corp.                                  24,800           1,483
Procter & Gamble Co. (The)                            79,200           4,816
                                                                    --------
                                                                       7,505
                                                                    --------

HYPERMARKETS & SUPER CENTERS--0.7%
BJ's Wholesale Club, Inc.(j)                          43,000           1,664
Wal-Mart Stores, Inc.                                 72,600           4,080
                                                                    --------
                                                                       5,744
                                                                    --------

INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd.                               95,925           3,841
                                                                    --------

INDUSTRIAL MACHINERY--1.0%
Dover Corp.                                           24,600           1,190


                                                      SHARES          VALUE
                                                    ---------       --------

INDUSTRIAL MACHINERY--(CONTINUED)
Eaton Corp.                                           45,700        $  3,883
Gardner Denver, Inc.(j)                               16,500             937
Illinois Tool Works, Inc.                             16,200             770
Parker Hannifin Corp.                                 26,350           1,879
                                                                    --------
                                                                       8,659
                                                                    --------

INDUSTRIAL REITS--0.1%
First Industrial Realty Trust, Inc.                   44,800           1,231
                                                                    --------

INSURANCE BROKERS--0.2%
AON Corp.                                             38,800           1,782
                                                                    --------

INTEGRATED OIL & GAS--7.3%
Chevron Corp.                                         94,800           9,397
ConocoPhillips                                       134,100          12,658
Exxon Mobil Corp.                                    270,100          23,804
Occidental Petroleum Corp.                           170,500          15,321
                                                                    --------
                                                                      61,180
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                           394,427          13,288
Embarq Corp.                                          23,600           1,116
Verizon Communications, Inc.                         103,500           3,664
Windstream Corp.                                     270,100           3,333
                                                                    --------
                                                                      21,401
                                                                    --------

INTERNET RETAIL--0.2%
Expedia, Inc.(j)                                      26,700             491
IAC/InterActiveCorp.(j)                               51,100             985
                                                                    --------
                                                                       1,476
                                                                    --------

INTERNET SOFTWARE & SERVICES--0.8%
eBay, Inc.(j)                                        122,800           3,356
Google, Inc. Class A(j)                                5,800           3,053
                                                                    --------
                                                                       6,409
                                                                    --------

INVESTMENT BANKING & BROKERAGE--0.5%
GFI Group, Inc.                                       84,300             760
Knight Capital Group, Inc. Class A(j)                 42,200             759
Morgan Stanley                                        35,500           1,280
TD Ameritrade Holding Corp.(j)                        57,500           1,040
                                                                    --------
                                                                       3,839
                                                                    --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                          24,400             872
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

LIFE & HEALTH INSURANCE--2.0%
AFLAC, Inc.                                           41,000        $  2,575
Lincoln National Corp.                                52,800           2,393
MetLife, Inc.                                        115,100           6,074
Principal Financial Group, Inc.                       45,500           1,910
Prudential Financial, Inc.                            52,600           3,142
StanCorp Financial Group, Inc.                         7,800             366
Unum Group                                            16,300             333
                                                                    --------
                                                                      16,793
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--0.5%
Invitrogen Corp.(j)                                   24,600             966
Thermo Fisher Scientific, Inc.(j)                     57,900           3,227
                                                                    --------
                                                                       4,193
                                                                    --------

MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                           63,200           2,562
CIGNA Corp.                                           41,200           1,458
Coventry Health Care, Inc.(j)                          9,300             283
UnitedHealth Group, Inc.                              55,200           1,449
WellPoint, Inc.(j)                                    41,000           1,954
                                                                    --------
                                                                       7,706
                                                                    --------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                             9,600             458
Owens-Illinois, Inc.(j)                               15,200             634
                                                                    --------
                                                                       1,092
                                                                    --------

MORTGAGE REITS--0.3%
Annaly Capital Management, Inc.                      137,100           2,126
                                                                    --------

MOVIES & ENTERTAINMENT--1.6%
Time Warner, Inc.                                    262,300           3,882
Viacom, Inc. Class B(j)                              117,900           3,601
Walt Disney Co. (The)                                179,200           5,591
                                                                    --------
                                                                      13,074
                                                                    --------

MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The)          9,000             581
                                                                    --------

MULTI-UTILITIES--0.5%
Public Service Enterprise Group, Inc.                 92,900           4,267
                                                                    --------

OFFICE REITS--0.2%
Brandywine Realty Trust                               68,600           1,081
Lexington Realty Trust                                40,000             545
                                                                    --------
                                                                       1,626
                                                                    --------


                                                      SHARES          VALUE
                                                    ---------       --------

OIL & GAS DRILLING--0.7%
ENSCO International, Inc.                             19,700        $  1,591
Transocean, Inc.(j)                                   28,100           4,282
                                                                    --------
                                                                       5,873
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Dresser-Rand Group, Inc.(j)                           23,500             919
Tidewater, Inc.                                       15,900           1,034
                                                                    --------
                                                                       1,953
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Devon Energy Corp.                                     5,300             637
Noble Energy, Inc.                                     6,100             614
Stone Energy Corp.(j)                                 12,700             837
W&T Offshore, Inc.                                    36,700           2,147
                                                                    --------
                                                                       4,235
                                                                    --------

OIL & GAS REFINING & MARKETING--0.2%
Holly Corp.                                            7,900             292
Valero Energy Corp.                                   41,200           1,696
                                                                    --------
                                                                       1,988
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--0.1%
Williams Cos., Inc. (The)                             28,100           1,133
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
Bank of America Corp.                                140,600           3,356
Citigroup, Inc.                                       32,700             548
JPMorgan Chase & Co.                                 191,100           6,557
                                                                    --------
                                                                      10,461
                                                                    --------

PACKAGED FOODS & MEATS--0.1%
Ralcorp Holdings, Inc.(j)                             14,900             737
                                                                    --------

PHARMACEUTICALS--3.7%
Abbott Laboratories                                   14,000             742
Bristol-Myers Squibb Co.                             159,900           3,283
Endo Pharmaceuticals Holdings, Inc.(j)                28,400             687
Forest Laboratories, Inc.(j)                          45,300           1,574
Johnson & Johnson                                     98,800           6,357
King Pharmaceuticals, Inc.(j)                         28,000             293
Medicis Pharmaceutical Corp. Class A                  38,700             804
Merck & Co., Inc.                                    179,800           6,777
Pfizer, Inc.                                         584,000          10,202
Schering-Plough Corp.                                 24,800             488
                                                                    --------
                                                                      31,207
                                                                    --------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

PROPERTY & CASUALTY INSURANCE--0.8%
Chubb Corp. (The)                                     43,800        $  2,147
Cincinnati Financial Corp.                            18,600             472
Philadelphia Consolidated Holding Co.(j)               9,000             306
Travelers Cos., Inc. (The)                            95,500           4,145
                                                                    --------
                                                                       7,070
                                                                    --------

REGIONAL BANKS--0.1%
Bank of Hawaii Corp.                                  14,000             669
KeyCorp                                               42,400             466
                                                                    --------
                                                                       1,135
                                                                    --------

RESTAURANTS--0.8%
McDonald's Corp.                                     124,300           6,988
                                                                    --------

SEMICONDUCTOR EQUIPMENT--0.4%
Amkor Technology, Inc.(j)                             52,900             551
Applied Materials, Inc.                              102,900           1,964
MEMC Electronic Materials, Inc.(j)                    11,300             695
                                                                    --------
                                                                       3,210
                                                                    --------

SEMICONDUCTORS--1.4%
Intel Corp.                                          243,200           5,224
LSI Corp.(j)                                         401,900           2,468
Texas Instruments, Inc.                              126,500           3,562
                                                                    --------
                                                                      11,254
                                                                    --------

SOFT DRINKS--0.7%
Coca-Cola Co. (The)                                   44,500           2,313
Coca-Cola Enterprises, Inc.                          147,900           2,559
Pepsi Bottling Group, Inc. (The)                      33,500             935
                                                                    --------
                                                                       5,807
                                                                    --------

SPECIALIZED FINANCE--0.1%
NYSE Euronext                                         11,000             557
                                                                    --------

SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                          138,200           1,886
                                                                    --------

SPECIALTY CHEMICALS--0.3%
Chemtura Corp.                                       153,700             897
Lubrizol Corp. (The)                                  26,500           1,228
                                                                    --------
                                                                       2,125
                                                                    --------

SPECIALTY STORES--0.1%
Tiffany & Co.                                         19,100             778
                                                                    --------

STEEL--0.3%
AK Steel Holding Corp.                                37,900           2,615
                                                                    --------


                                                      SHARES          VALUE
                                                    ---------       --------

SYSTEMS SOFTWARE--3.0%
BMC Software, Inc.(j)                                 30,300        $  1,091
Microsoft Corp.                                      558,800          15,373
Oracle Corp.(j)                                      261,400           5,489
Symantec Corp.(j)                                    135,200           2,616
                                                                    --------
                                                                      24,569
                                                                    --------

TOBACCO--1.0%
Altria Group, Inc.                                   129,600           2,665
Lorillard, Inc.(j)                                    35,100           2,428
Philip Morris International, Inc.                     55,100           2,721
Reynolds American, Inc.                               13,500             630
                                                                    --------
                                                                       8,444
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                   46,501             442
Telephone & Data Systems, Inc.                         9,500             449
                                                                    --------
                                                                         891
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $430,180)                                           463,525
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.2%


AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                14,300             667
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                        51,300             981
                                                                    --------

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)      11,600             434
                                                                    --------

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A (United States)                79,900           3,254
                                                                    --------

PERSONAL PRODUCTS--0.2%
Herbalife Ltd. (United States)                        36,000           1,395
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.3%
ACE Ltd. (United States)                              43,300           2,385
XL Capital Ltd. Class A (United States)               26,900             553
                                                                    --------
                                                                       2,938
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,537)                                              9,669
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $797,633)                                           815,641
----------------------------------------------------------------------------

                              PHOENIX BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

SHORT-TERM INVESTMENTS--2.1%


                                                    PAR VALUE         VALUE
                                                    ---------       --------

COMMERCIAL PAPER(k)--2.1%
Govco LLC
 2.500% due 7/1/08                                   $ 6,575        $  6,575
International Lease Finance Corp.
 2.850% due 7/3/08                                     6,905           6,904
Wells Fargo & Co.
 2.200% due 7/2/08                                     3,735           3,735
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,214)                                             17,214
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $814,847)                                           832,855(a)

Other assets and liabilities, net--(0.1)%                               (475)
                                                                    --------
NET ASSETS--100.0%                                                  $832,380
                                                                    ========


ABBREVIATIONS:
AMBAC American Municipal Bond Assurance Corporation
FGIC  Financial Guaranty Insurance Company
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $68,536 and gross depreciation of $52,932 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $817,251.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $45,483 or 5.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   Par value represents Australian Dollar (reported in 000s).
(g)   Par value represents Brazilian Real (reported in 000s).
(h)   Par value represents Norwegian Krone (reported in 000s).
(i)   Par value represents Swedish Krona (reported in 000s).
(j)   Non-income producing.
(k)   The rate shown is the discount rate.

                           PHOENIX CAPITAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

DOMESTIC COMMON STOCKS--93.7%

AEROSPACE & DEFENSE--3.4%
Goodrich Corp.                                       101,000        $  4,794
Lockheed Martin Corp.                                 87,000           8,583
                                                                    --------
                                                                      13,377
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
State Street Corp.                                    37,350           2,390
                                                                    --------

BIOTECHNOLOGY--3.7%
Gilead Sciences, Inc.(b)                             275,075          14,565
                                                                    --------

COAL & CONSUMABLE FUELS--3.1%
Massey Energy Co.                                    132,100          12,384
                                                                    --------

COMMODITY CHEMICALS--0.7%
Celanese Corp. Series A                               60,600           2,767
                                                                    --------

COMMUNICATIONS EQUIPMENT--2.8%
Cisco Systems, Inc.(b)                               472,048          10,980
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--0.5%
GameStop Corp. Class A(b)                             48,150           1,945
                                                                    --------

COMPUTER HARDWARE--5.1%
Apple, Inc.(b)                                        67,600          11,319
Hewlett-Packard Co.                                  201,950           8,928
                                                                    --------
                                                                      20,247
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--2.2%
Western Digital Corp.(b)                             255,850           8,834
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.8%
Deere & Co.                                          100,900           7,278
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--1.6%
MasterCard, Inc., Class A                             23,300           6,187
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--2.1%
Allied Waste Industries, Inc.(b)                     668,550           8,437
                                                                    --------

FERTILIZERS & AGRICULTURAL CHEMICALS--2.1%
Monsanto Co.                                          66,900           8,459
                                                                    --------

FOOD RETAIL--0.8%
Kroger Co. (The)                                     110,250           3,183
                                                                    --------

FOOTWEAR--1.7%
NIKE, Inc. Class B                                   113,325           6,755
                                                                    --------

GENERAL MERCHANDISE STORES--1.6%
Big Lots, Inc.(b)                                    207,800           6,492
                                                                    --------


                                                      SHARES          VALUE
                                                    ---------       --------

HEALTH CARE EQUIPMENT--1.3%
Baxter International, Inc.                            80,700        $  5,160
                                                                    --------

HEALTH CARE SERVICES--3.0%
Express Scripts, Inc.(b)                             148,900           9,339
Medco Health Solutions, Inc.(b)                       51,500           2,431
                                                                    --------
                                                                      11,770
                                                                    --------

HOME ENTERTAINMENT SOFTWARE--0.8%
Activision, Inc.(b)                                   89,950           3,065
                                                                    --------

HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                124,000           8,568
                                                                    --------

HYPERMARKETS & SUPER CENTERS--2.5%
Wal-Mart Stores, Inc.                                175,275           9,850
                                                                    --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.5%
AES Corp. (The)(b)                                   144,250           2,771
NRG Energy, Inc.(b)                                  164,700           7,066
                                                                    --------
                                                                       9,837
                                                                    --------

INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co.                                  81,950           2,187
Walter Industries, Inc.                               84,041           9,141
                                                                    --------
                                                                      11,328
                                                                    --------

INTEGRATED OIL & GAS--2.1%
Exxon Mobil Corp.                                     39,225           3,457
Occidental Petroleum Corp.                            53,000           4,762
                                                                    --------
                                                                       8,219
                                                                    --------

INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc.(b)                                        183,100           5,004
                                                                    --------

INVESTMENT BANKING & BROKERAGE--2.3%
Charles Schwab Corp. (The)                           167,000           3,430
Goldman Sachs Group, Inc. (The)                       12,600           2,204
Morgan Stanley                                        95,450           3,443
                                                                    --------
                                                                       9,077
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--2.5%
Invitrogen Corp.(b)                                  138,000           5,418
Waters Corp.(b)                                       66,950           4,318
                                                                    --------
                                                                       9,736
                                                                    --------

MANAGED HEALTH CARE--0.6%
Humana, Inc.(b)                                       63,800           2,537
                                                                    --------

                           PHOENIX CAPITAL GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

METAL & GLASS CONTAINERS--2.0%
Owens-Illinois, Inc.(b)                              189,450        $  7,898
                                                                    --------

MOVIES & ENTERTAINMENT--2.3%
Walt Disney Co. (The)                                295,145           9,209
                                                                    --------

OIL & GAS DRILLING--5.5%
Helmerich & Payne, Inc.                              163,650          11,786
Patterson-UTI Energy, Inc.                           124,250           4,478
Unit Corp.(b)                                         63,650           5,281
                                                                    --------
                                                                      21,545
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--1.7%
Halliburton Co.                                       74,550           3,957
National Oilwell Varco, Inc.(b)                       31,100           2,759
                                                                    --------
                                                                       6,716
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--3.2%
W&T Offshore, Inc.                                   217,050          12,700
                                                                    --------

PHARMACEUTICALS--3.2%
Merck & Co., Inc.                                     95,450           3,597
Watson Pharmaceuticals, Inc.(b)                      169,400           4,603
Wyeth                                                 90,150           4,324
                                                                    --------
                                                                      12,524
                                                                    --------

PROPERTY & CASUALTY INSURANCE--1.1%
Berkley (W.R.) Corp.                                 178,450           4,311
                                                                    --------

RAILROADS--3.9%
Burlington Northern Santa Fe Corp.                    72,900           7,282
Norfolk Southern Corp.                               127,250           7,975
                                                                    --------
                                                                      15,257
                                                                    --------

RESTAURANTS--1.9%
Yum! Brands, Inc.                                    213,700           7,499
                                                                    --------

SEMICONDUCTOR EQUIPMENT--1.2%
Applied Materials, Inc.                              149,800           2,860
MEMC Electronic Materials, Inc.(b)                    31,950           1,966
                                                                    --------
                                                                       4,826
                                                                    --------

SEMICONDUCTORS--3.1%
Broadcom Corp. Class A(b)                             88,400           2,412
Intel Corp.                                          389,250           8,361
NVIDIA Corp.(b)                                       86,900           1,627
                                                                    --------
                                                                      12,400
                                                                    --------

SYSTEMS SOFTWARE--6.8%
Microsoft Corp.                                      467,050          12,849


                                                      SHARES          VALUE
                                                    ---------       --------

SYSTEMS SOFTWARE--(CONTINUED)
Oracle Corp.(b)                                      673,100        $ 14,135
                                                                    --------
                                                                      26,984
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $321,338)                                           370,300
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.1%

COMMUNICATIONS EQUIPMENT--0.9%
Nokia Oyj Sponsored ADR (Finland)                     79,150           1,939
Research In Motion Ltd. (Canada)(b)                   15,550           1,818
                                                                    --------
                                                                       3,757
                                                                    --------

DIVERSIFIED METALS & MINING--2.7%
Freeport-McMoRan Copper & Gold, Inc.
(United States)                                       89,900          10,536
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
AU Optronics Corp. Sponsored ADR (Taiwan)            207,700           3,290
LG Display Co., Ltd. ADR (South Korea)               146,525           2,737
                                                                    --------
                                                                       6,027
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $15,870)                                             20,320
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $337,208)                                           390,620
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.4%


                                                    PAR VALUE        VALUE
                                                    ---------       --------

COMMERCIAL PAPER(d)--1.4%
NetJets, Inc.
  2.300% due 7/1/08                                   $5,390           5,390
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,390)                                               5,390
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $342,598)                                           396,010(a)

Other assets and liabilities, net--(0.2)%                               (636)
                                                                    --------
NET ASSETS--100.0%                                                  $395,374
                                                                    ========

                           PHOENIX CAPITAL GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)















ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $66,353 and gross depreciation of $15,768 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $345,424.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

                          PHOENIX GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

DOMESTIC COMMON STOCKS--95.6%

ADVERTISING--0.3%
Omnicom Group, Inc.                                   14,500        $    651
                                                                    --------

AEROSPACE & DEFENSE--4.5%
Boeing Co. (The)                                      30,800           2,024
General Dynamics Corp.                                 7,600             640
Honeywell International, Inc.                         26,700           1,343
Lockheed Martin Corp.                                 20,200           1,993
Northrop Grumman Corp.                                11,800             789
Raytheon Co.                                          13,600             765
United Technologies Corp.                             48,200           2,974
                                                                    --------
                                                                      10,528
                                                                    --------

APPAREL RETAIL--0.5%
Abercrombie & Fitch Co. Class A                        2,100             132
Gap, Inc. (The)                                       38,000             633
TJX Cos., Inc. (The)                                   9,300             293
                                                                    --------
                                                                       1,058
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Coach, Inc.(b)                                        11,400             329
Quiksilver, Inc.(b)                                   38,300             376
VF Corp.                                               8,000             570
                                                                    --------
                                                                       1,275
                                                                    --------

APPLICATION SOFTWARE--0.3%
Adobe Systems, Inc.(b)                                19,500             768
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
Ameriprise Financial, Inc.                            15,000             610
Bank of New York Mellon Corp. (The)                   85,254           3,225
Federated Investors, Inc. Class B                     12,700             437
Northern Trust Corp.                                  16,600           1,138
SEI Investments Co.                                   19,600             461
State Street Corp.                                    30,900           1,978
                                                                    --------
                                                                       7,849
                                                                    --------

AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(b)                                         27,100             384
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co.(b)                                     34,902             168
General Motors Corp.                                  73,700             847
                                                                    --------
                                                                       1,015
                                                                    --------


                                                      SHARES          VALUE
                                                    ---------       --------

BIOTECHNOLOGY--0.9%
Amgen, Inc.(b)                                        26,600        $  1,255
Cephalon, Inc.(b)                                     13,800             920
                                                                    --------
                                                                       2,175
                                                                    --------

BROADCASTING & CABLE TV--0.5%
CBS Corp. Class B                                     54,900           1,070
                                                                    --------

COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                      3,700             347
                                                                    --------

COMMERCIAL PRINTING--0.4%
Donnelley (R.R.) & Sons Co.                           30,100             894
                                                                    --------

COMMUNICATIONS EQUIPMENT--2.1%
Cisco Systems, Inc.(b)                               146,800           3,414
Corning, Inc.                                         17,000             392
Emulex Corp.(b)                                       28,300             330
JDS Uniphase Corp.(b)                                 41,200             468
Juniper Networks, Inc.(b)                             15,200             337
                                                                    --------
                                                                       4,941
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--0.3%
Best Buy Co., Inc.                                    19,700             780
                                                                    --------

COMPUTER HARDWARE--4.7%
Hewlett-Packard Co.                                  112,200           4,960
International Business Machines Corp.                 49,900           5,915
                                                                    --------
                                                                      10,875
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.3%
NetApp, Inc.(b)                                       23,600             511
QLogic Corp.(b)                                       16,300             238
                                                                    --------
                                                                         749
                                                                    --------

CONSTRUCTION & ENGINEERING--0.5%
KBR, Inc.                                             21,400             747
Perini Corp.(b)                                       11,000             364
                                                                    --------
                                                                       1,111
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
AGCO Corp.(b)                                         10,600             556
Cummins, Inc.                                          4,000             262
                                                                    --------
                                                                         818
                                                                    --------

CONSUMER FINANCE--0.3%
American Express Co.                                  15,700             591
                                                                    --------

                          PHOENIX GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Automatic Data Processing, Inc.                       29,300        $  1,228
Western Union Co. (The)                               25,000             618
                                                                    --------
                                                                       1,846
                                                                    --------

DEPARTMENT STORES--0.3%
Macy's, Inc.                                          39,100             759
                                                                    --------

DISTRIBUTORS--0.2%
Genuine Parts Co.                                     13,800             548
                                                                    --------

DIVERSIFIED BANKS--1.2%
U.S. Bancorp                                          20,800             580
Wells Fargo & Co.                                     90,300           2,145
                                                                    --------
                                                                       2,725
                                                                    --------

DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The)                                20,000             698
PPG Industries, Inc.                                   8,700             499
                                                                    --------
                                                                       1,197
                                                                    --------

DIVERSIFIED METALS & MINING--0.4%
Southern Copper Corp.                                  8,200             874
                                                                    --------

DRUG RETAIL--0.3%
Longs Drug Stores Corp.                               15,700             661
                                                                    --------

ELECTRIC UTILITIES--0.7%
Duke Energy Corp.                                     62,200           1,081
Progress Energy, Inc.                                 14,600             611
                                                                    --------
                                                                       1,692
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
Acuity Brands, Inc.                                   13,600             654
Emerson Electric Co.                                  43,300           2,141
                                                                    --------
                                                                       2,795
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Agilent Technologies, Inc.(b)                         19,400             689
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronics Ltd.                                 12,200             437
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Waste Management, Inc.                                21,400             807
                                                                    --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Terra Industries, Inc.                                 9,000             444
                                                                    --------


                                                      SHARES          VALUE
                                                    ---------       --------

FOOD DISTRIBUTORS--1.0%
SYSCO Corp.                                           84,200        $  2,316
                                                                    --------

FOOD RETAIL--0.6%
Kroger Co. (The)                                      27,500             794
SUPERVALU, Inc.                                       16,300             503
                                                                    --------
                                                                       1,297
                                                                    --------

FOOTWEAR--0.6%
NIKE, Inc. Class B                                    23,000           1,371
                                                                    --------

GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(b)                                     16,800             525
Dollar Tree, Inc.(b)                                   8,800             288
                                                                    --------
                                                                         813
                                                                    --------

HEALTH CARE DISTRIBUTORS--1.0%
Cardinal Health, Inc.                                 47,000           2,424
                                                                    --------

HEALTH CARE EQUIPMENT--0.5%
Boston Scientific Corp.(b)                            93,500           1,149
                                                                    --------

HOME IMPROVEMENT RETAIL--0.2%
Sherwin-Williams Co. (The)                             8,900             409
                                                                    --------

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                    8,700             390
                                                                    --------

HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The)                                      10,900             569
Kimberly-Clark Corp.                                  11,700             700
Procter & Gamble Co. (The)                            37,200           2,262
                                                                    --------
                                                                       3,531
                                                                    --------

HYPERMARKETS & SUPER CENTERS--1.2%
BJ's Wholesale Club, Inc.(b)                          20,200             782
Wal-Mart Stores, Inc.                                 34,800           1,956
                                                                    --------
                                                                       2,738
                                                                    --------

INDUSTRIAL CONGLOMERATES--1.1%
3M Co.                                                 6,800             473
General Electric Co.                                  15,800             422
Tyco International Ltd.                               43,425           1,739
                                                                    --------
                                                                       2,634
                                                                    --------

INDUSTRIAL MACHINERY--1.7%
Dover Corp.                                           11,400             551
Eaton Corp.                                           20,700           1,759
Gardner Denver, Inc.(b)                                8,000             454

                          PHOENIX GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

INDUSTRIAL MACHINERY--(CONTINUED)
Illinois Tool Works, Inc.                              7,800        $    371
Parker Hannifin Corp.                                 12,350             881
                                                                    --------
                                                                       4,016
                                                                    --------

INDUSTRIAL REITS--0.3%
First Industrial Realty Trust, Inc.                   21,300             585
                                                                    --------

INSURANCE BROKERS--0.3%
AON Corp.                                             17,500             804
                                                                    --------

INTEGRATED OIL & GAS--12.4%
Chevron Corp.                                         45,500           4,510
ConocoPhillips                                        63,600           6,003
Exxon Mobil Corp.                                    128,600          11,334
Occidental Petroleum Corp.                            77,100           6,928
                                                                    --------
                                                                      28,775
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.                                           187,635           6,321
Embarq Corp.                                          10,900             515
Verizon Communications, Inc.                          49,400           1,749
Windstream Corp.                                     129,000           1,592
                                                                    --------
                                                                      10,177
                                                                    --------

INTERNET RETAIL--0.3%
Expedia, Inc.(b)                                      12,300             226
IAC/InterActiveCorp.(b)                               24,400             471
                                                                    --------
                                                                         697
                                                                    --------

INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc.(b)                                         58,400           1,596
Google, Inc. Class A(b)                                2,900           1,527
                                                                    --------
                                                                       3,123
                                                                    --------

INVESTMENT BANKING & BROKERAGE--0.8%
GFI Group, Inc.                                       40,300             363
Knight Capital Group, Inc. Class A(b)                 20,000             360
Morgan Stanley                                        16,900             610
TD Ameritrade Holding Corp.(b)                        27,100             490
                                                                    --------
                                                                       1,823
                                                                    --------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.                                          11,600             414
                                                                    --------

LIFE & HEALTH INSURANCE--3.3%
AFLAC, Inc.                                           18,800           1,181
Lincoln National Corp.                                24,100           1,092


                                                      SHARES          VALUE
                                                    ---------       --------

LIFE & HEALTH INSURANCE--(CONTINUED)
MetLife, Inc.                                         51,700        $  2,728
Principal Financial Group, Inc.                       20,400             856
Prudential Financial, Inc.                            24,300           1,452
StanCorp Financial Group, Inc.                         4,300             202
Unum Group                                             7,900             161
                                                                    --------
                                                                       7,672
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--0.9%
Invitrogen Corp.(b)                                   12,100             475
Thermo Fisher Scientific, Inc.(b)                     27,500           1,533
                                                                    --------
                                                                       2,008
                                                                    --------

MANAGED HEALTH CARE--1.5%
Aetna, Inc.                                           28,400           1,151
CIGNA Corp.                                           19,400             686
Coventry Health Care, Inc.(b)                          4,600             140
UnitedHealth Group, Inc.                              26,200             688
WellPoint, Inc.(b)                                    18,800             896
                                                                    --------
                                                                       3,561
                                                                    --------

METAL & GLASS CONTAINERS--0.2%
Ball Corp.                                             4,600             220
Owens-Illinois, Inc.(b)                                7,200             300
                                                                    --------
                                                                         520
                                                                    --------

MORTGAGE REITS--0.4%
Annaly Capital Management, Inc.                       62,100             963
                                                                    --------

MOVIES & ENTERTAINMENT--2.5%
Time Warner, Inc.                                    118,700           1,757
Viacom, Inc. Class B(b)                               53,300           1,628
Walt Disney Co. (The)                                 81,300           2,536
                                                                    --------
                                                                       5,921
                                                                    --------

MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The)          4,300             278
                                                                    --------

MULTI-UTILITIES--1.1%
Consolidated Edison, Inc.                             14,000             547
Public Service Enterprise Group, Inc.                 42,500           1,952
                                                                    --------
                                                                       2,499
                                                                    --------

OFFICE REITS--0.3%
Brandywine Realty Trust                               32,500             512
Lexington Realty Trust                                19,200             262
                                                                    --------
                                                                         774
                                                                    --------

                          PHOENIX GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

OIL & GAS DRILLING--1.2%
ENSCO International, Inc.                              9,400        $    759
Transocean, Inc.(b)                                   12,800           1,951
                                                                    --------
                                                                       2,710
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.4%
Dresser-Rand Group, Inc.(b)                           10,100             395
Tidewater, Inc.                                        7,700             501
                                                                    --------
                                                                         896
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Devon Energy Corp.                                     2,800             337
Noble Energy, Inc.                                     3,100             312
Stone Energy Corp.(b)                                  6,300             415
W&T Offshore, Inc.                                    17,200           1,006
                                                                    --------
                                                                       2,070
                                                                    --------

OIL & GAS REFINING & MARKETING--0.4%
Holly Corp.                                            3,800             140
Valero Energy Corp.                                   19,500             803
                                                                    --------
                                                                         943
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
Williams Cos., Inc. (The)                             13,200             532
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Bank of America Corp.                                 67,100           1,602
Citigroup, Inc.                                       15,301             256
JPMorgan Chase & Co.                                  90,800           3,115
                                                                    --------
                                                                       4,973
                                                                    --------

PACKAGED FOODS & MEATS--0.1%
Ralcorp Holdings, Inc.(b)                              7,000             346
                                                                    --------

PAPER PACKAGING--0.3%
Sonoco Products Co.                                   24,400             755
                                                                    --------

PHARMACEUTICALS--6.6%
Abbott Laboratories                                    7,000             371
Bristol-Myers Squibb Co.                              76,300           1,566
Endo Pharmaceuticals Holdings, Inc.(b)                12,200             295
Forest Laboratories, Inc.(b)                          20,500             712
Johnson & Johnson                                     47,200           3,037
King Pharmaceuticals, Inc.(b)                         12,900             135
Lilly (Eli) & Co.                                     11,700             540
Medicis Pharmaceutical Corp. Class A                  18,300             380
Merck & Co., Inc.                                     84,900           3,200
Pfizer, Inc.                                         276,900           4,838


                                                      SHARES          VALUE
                                                    ---------       --------

PHARMACEUTICALS--(CONTINUED)
Schering-Plough Corp.                                 11,700        $    230
                                                                    --------
                                                                      15,304
                                                                    --------

PROPERTY & CASUALTY INSURANCE--1.7%
Chubb Corp. (The)                                     20,800           1,020
Cincinnati Financial Corp.                             8,700             221
Mercury General Corp.                                 12,700             593
Philadelphia Consolidated Holding Co.(b)               5,300             180
Travelers Cos., Inc. (The)                            43,200           1,875
                                                                    --------
                                                                       3,889
                                                                    --------

REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                                   6,800             325
Fifth Third Bancorp                                   19,600             200
KeyCorp                                               20,800             228
National City Corp.                                   28,800             137
                                                                    --------
                                                                         890
                                                                    --------

RESTAURANTS--1.4%
McDonald's Corp.                                      56,000           3,148
                                                                    --------

SEMICONDUCTOR EQUIPMENT--0.7%
Amkor Technology, Inc.(b)                             24,400             254
Applied Materials, Inc.                               49,300             941
MEMC Electronic Materials, Inc.(b)                     5,900             363
                                                                    --------
                                                                       1,558
                                                                    --------

SEMICONDUCTORS--2.3%
Intel Corp.                                          114,300           2,455
LSI Corp.(b)                                         191,200           1,174
Texas Instruments, Inc.                               60,200           1,695
                                                                    --------
                                                                       5,324
                                                                    --------

SOFT DRINKS--1.2%
Coca-Cola Co. (The)                                   21,100           1,097
Coca-Cola Enterprises, Inc.                           70,300           1,216
Pepsi Bottling Group, Inc. (The)                      16,000             447
                                                                    --------
                                                                       2,760
                                                                    --------

SPECIALIZED FINANCE--0.1%
NYSE Euronext                                          5,300             269
                                                                    --------

SPECIALIZED REITS--0.4%
Host Hotels & Resorts, Inc.                           65,700             897
                                                                    --------

SPECIALTY CHEMICALS--0.4%
Chemtura Corp.                                        72,300             422

                          PHOENIX GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ---------       --------

SPECIALTY CHEMICALS--(CONTINUED)
Lubrizol Corp. (The)                                  12,000        $    556
                                                                    --------
                                                                         978
                                                                    --------

SPECIALTY STORES--0.2%
Tiffany & Co.                                          9,200             375
                                                                    --------

STEEL--0.5%
AK Steel Holding Corp.                                17,100           1,180
                                                                    --------

SYSTEMS SOFTWARE--4.9%
BMC Software, Inc.(b)                                 13,100             472
Microsoft Corp.                                      262,900           7,232
Oracle Corp.(b)                                      118,300           2,484
Symantec Corp.(b)                                     61,400           1,188
                                                                    --------
                                                                      11,376
                                                                    --------

TOBACCO--1.7%
Altria Group, Inc.                                    61,400           1,262
Lorillard, Inc.(b)                                    16,700           1,155
Philip Morris International, Inc.                     25,400           1,255
Reynolds American, Inc.                                6,400             299
                                                                    --------
                                                                       3,971
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.                                   22,200             211
Telephone & Data Systems, Inc.                         4,500             213
                                                                    --------
                                                                         424
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $191,871)                                           222,603
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.0%

AUTO PARTS & EQUIPMENT--0.2%
Autoliv, Inc. (Sweden)                                 7,100             331
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology (Singapore)                        23,400             448
                                                                    --------

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)       5,800             217
                                                                    --------

IT CONSULTING & OTHER SERVICES--0.6%
Accenture Ltd. Class A (United States)                36,100           1,470
                                                                    --------

PERSONAL PRODUCTS--0.3%
Herbalife Ltd. (United States)                        17,100             662
                                                                    --------


                                                      SHARES          VALUE
                                                    ---------       --------

PROPERTY & CASUALTY INSURANCE--0.6%
ACE Ltd. (United States)                              20,600        $  1,135
XL Capital Ltd. Class A (United States)               12,300             253
                                                                    --------
                                                                       1,388
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,332)                                               4,516
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.0%
SPDR Trust Series 1                                   18,000           2,304
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,306)                                               2,304
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $199,509)                                           229,423
----------------------------------------------------------------------------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

SHORT-TERM INVESTMENTS--1.0%

COMMERCIAL PAPER(d)--1.0%
NetJets, Inc.
  2.300% due 7/1/08                                  $ 2,345           2,345
                                                                    --------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,345)                                               2,345
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $201,854)                                           231,768(a)

Other assets and liabilities, net--0.4%                                1,027
                                                                    --------
NET ASSETS--100.0%                                                  $232,795
                                                                    ========

                          PHOENIX GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)





ABBREVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $45,859 and gross depreciation of $17,494 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $203,403.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

                        PHOENIX GROWTH OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------        -------

DOMESTIC COMMON STOCKS--93.6%

AGRICULTURAL PRODUCTS--0.7%
Bunge Ltd.                                             2,800         $   302
                                                                     -------

APPAREL RETAIL--2.7%
Guess?, Inc.                                          17,180             643
Urban Outfitters, Inc.(b)                             16,750             523
                                                                     -------
                                                                       1,166
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.2%
Coach, Inc.(b)                                        18,270             528
                                                                     -------

APPLICATION SOFTWARE--1.6%
Salesforce.com, Inc.(b)                               10,260             700
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--2.8%
BlackRock, Inc.                                        3,100             549
T. Rowe Price Group, Inc.                             11,280             637
                                                                     -------
                                                                       1,186
                                                                     -------

BIOTECHNOLOGY--6.5%
Alexion Pharmaceuticals, Inc.(b)                       9,280             673
BioMarin Pharmaceutical, Inc.(b)                         540              15
Genzyme Corp.(b)                                       8,690             626
Gilead Sciences, Inc.(b)                              27,890           1,477
                                                                     -------
                                                                       2,791
                                                                     -------

BROADCASTING & CABLE TV--0.8%
Discovery Holdings Co. Class A(b)                     15,110             332
                                                                     -------

COMMUNICATIONS EQUIPMENT--9.9%
Cisco Systems, Inc.(b)                                85,990           2,000
Corning, Inc.                                         40,460             932
QUALCOMM, Inc.                                        29,630           1,315
                                                                     -------
                                                                       4,247
                                                                     -------

COMPUTER & ELECTRONICS RETAIL--0.3%
GameStop Corp. Class A(b)                              3,100             125
                                                                     -------

COMPUTER HARDWARE--3.8%
Apple, Inc.(b)                                         9,640           1,614
                                                                     -------

COMPUTER STORAGE & PERIPHERALS--1.5%
EMC Corp.(b)                                          25,000             367
SanDisk Corp.(b)                                      14,500             271
                                                                     -------
                                                                         638
                                                                     -------


                                                      SHARES          VALUE
                                                     --------        -------

CONSTRUCTION & ENGINEERING--1.6%
Fluor Corp.                                            3,550         $   661
                                                                     -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.4%
Cummins, Inc.                                          5,900             387
Deere & Co.                                            8,990             648
                                                                     -------
                                                                       1,035
                                                                     -------

DEPARTMENT STORES--1.0%
Kohl's Corp.(b)                                       10,170             407
                                                                     -------

DISTILLERS & VINTNERS--0.4%
Central European Distribution Corp.(b)                 2,540             188
                                                                     -------

DRUG RETAIL--2.1%
CVS Caremark Corp.                                    22,400             886
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--2.3%
Ametek, Inc.                                           8,970             424
First Solar, Inc.(b)                                   2,090             570
                                                                     -------
                                                                         994
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--1.2%
Stericycle, Inc.(b)                                    9,740             504
                                                                     -------

FERTILIZERS & AGRICULTURAL CHEMICALS--2.9%
Monsanto Co.                                           6,220             786
Mosaic Co. (The)(b)                                    3,150             456
                                                                     -------
                                                                       1,242
                                                                     -------

FOOTWEAR--0.9%
NIKE, Inc. Class B                                     6,750             402
                                                                     -------

HEALTH CARE EQUIPMENT--3.5%
Baxter International, Inc.                            12,980             830
Intuitive Surgical, Inc.(b)                            2,505             675
                                                                     -------
                                                                       1,505
                                                                     -------

HEALTH CARE SERVICES--1.8%
Express Scripts, Inc.(b)                              11,940             749
                                                                     -------

HOME IMPROVEMENT RETAIL--1.0%
Lowe's Cos., Inc.                                     20,420             424
                                                                     -------

HOMEBUILDING--1.1%
NVR, Inc.(b)                                             920             460
                                                                     -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.1%
Dynegy, Inc. Class A(b)                               54,500             466
                                                                     -------

                        PHOENIX GROWTH OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------        -------

INDUSTRIAL CONGLOMERATES--2.3%
Textron, Inc.                                          8,940         $   429
Tyco International Ltd.                               13,420             537
                                                                     -------
                                                                         966
                                                                     -------

INDUSTRIAL MACHINERY--2.5%
Flowserve Corp.                                        2,790             381
SPX Corp.                                              5,160             680
                                                                     -------
                                                                       1,061
                                                                     -------

INTERNET RETAIL--1.3%
priceline.com, Inc.(b)                                 4,980             575
                                                                     -------

INTERNET SOFTWARE & SERVICES--8.2%
Akamai Technologies, Inc.(b)                          15,500             539
eBay, Inc.(b)                                         16,600             454
Google, Inc. Class A(b)                                3,730           1,964
VeriSign, Inc.(b)                                     15,040             568
                                                                     -------
                                                                       3,525
                                                                     -------

INVESTMENT BANKING & BROKERAGE--2.0%
Goldman Sachs Group, Inc. (The)                        4,970             869
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--3.6%
Charles River Laboratories International, Inc.(b)     11,280             721
Illumina, Inc.(b)                                      3,700             322
Thermo Fisher Scientific, Inc.(b)                      8,640             482
                                                                     -------
                                                                       1,525
                                                                     -------

METAL & GLASS CONTAINERS--0.7%
Owens-Illinois, Inc.(b)                                7,490             312
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--2.0%
National Oilwell Varco, Inc.(b)                        9,500             843
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Ultra Petroleum Corp.(b)                               4,400             432
                                                                     -------

PERSONAL PRODUCTS--1.0%
Estee Lauder Cos., Inc. (The) Class A                  8,900             413
                                                                     -------

PHARMACEUTICALS--0.0%
Allergan, Inc.                                           320              17
                                                                     -------

SEMICONDUCTOR EQUIPMENT--4.1%
Applied Materials, Inc.                               60,200           1,149
Lam Research Corp.(b)                                  7,780             282


                                                      SHARES          VALUE
                                                     --------        -------

SEMICONDUCTOR EQUIPMENT--(CONTINUED)
Varian Semiconductor Equipment Associates, Inc.(b)     9,510         $   331
                                                                     -------
                                                                       1,762
                                                                     -------

SEMICONDUCTORS--5.3%
Altera Corp.                                          27,690             573
Broadcom Corp. Class A(b)                             22,560             616
NVIDIA Corp.(b)                                       22,750             426
Xilinx, Inc.                                          26,470             668
                                                                     -------
                                                                       2,283
                                                                     -------

SPECIALIZED FINANCE--0.9%
IntercontinentalExchange, Inc.(b)                      3,200             365
                                                                     -------

SPECIALTY STORES--0.7%
Staples, Inc.                                         11,810             280
                                                                     -------

THRIFTS & MORTGAGE FINANCE--2.0%
Hudson City Bancorp, Inc.                             30,840             514
People's United Financial, Inc.                       22,300             348
                                                                     -------
                                                                         862
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.9%
SBA Communications Corp. Class A(b)                   11,000             396
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $37,874)                                             40,038
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.4%

HOME ENTERTAINMENT SOFTWARE--1.3%
Nintendo Co., Ltd. (Japan)                             7,960             562
                                                                     -------

INTEGRATED OIL & GAS--2.1%
Petroleo Brasileiro SA ADR (Brazil)                   12,600             893
                                                                     -------

SEMICONDUCTORS--1.2%
Marvell Technology Group Ltd. (Japan)(b)              28,320             500
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Millicom International Cellular S.A. (Luxembourg)      3,330             345
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,001)                                               2,300
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $39,875)                                             42,338
----------------------------------------------------------------------------

                        PHOENIX GROWTH OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------        -------

SHORT-TERM INVESTMENTS--2.1%

MONEY MARKET MUTUAL FUNDS--2.1%
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (seven-day effective yield 2.590%)                 904,369         $   904
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $904)                                                   904
----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $40,779)                                             43,242(a)

Other assets and liabilities, net--(1.1)%                               (461)
                                                                     -------
NET ASSETS--100.0%                                                   $42,781
                                                                     =======





ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,162 and gross depreciation of $1,966 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $41,046.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                          PHOENIX INCOME & GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

U.S. GOVERNMENT SECURITIES--0.6%

U.S. TREASURY NOTES--0.6%
U.S. Treasury Note
 3.875% due 5/15/18                                  $ 1,500        $  1,488
                                                                    --------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,483)                                               1,488
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.2%

FHLMC
 6.000% due 2/1/38                                       958             969
FHLMC R010-AB
 5.500% due 12/15/19                                     294             297
FNMA
 5.000% due 6/1/18                                     1,153           1,151
 5.000% due 12/1/18                                    1,634           1,632
 4.500% due 6/1/19                                     1,735           1,692
 4.000% due 7/1/19                                       592             561
 5.000% due 8/1/20                                       339             337
 6.000% due 11/1/31                                      291             296
 5.000% due 4/1/34                                     1,811           1,745
 5.000% due 5/1/34                                       585             563
 5.500% due 7/1/34                                     3,191           3,158
 6.000% due 5/1/35                                       561             567
 5.000% due 6/1/35                                     3,492           3,359
 5.500% due 6/1/35                                       517             510
 5.000% due 3/1/36                                       191             183
 5.500% due 5/1/36                                       189             186
 5.500% due 2/1/37                                     1,277           1,261
 6.000% due 3/1/37                                       278             281
 5.500% due 4/1/37                                       346             342
 5.500% due 4/1/37                                       633             625
 6.000% due 9/1/37                                       644             651
 6.000% due 2/1/38                                       814             822
 6.000% due 2/1/38                                       556             562
 5.500% due 4/1/38                                     1,014           1,001
 5.500% due 7/1/38                                     2,800           2,763
FNMA 04-W6, 1A4
 5.500% due 7/25/34                                      555             542
GNMA
 6.500% due 11/15/23                                      97             101
 6.500% due 11/15/23                                      10              10
 6.500% due 11/15/23                                     124             129
 6.500% due 11/15/23                                      66              69


                                                    PAR VALUE         VALUE
                                                    ---------       --------

 6.500% due 12/15/23                                 $   146        $    152
 6.500% due 12/15/23                                      89              92
 6.500% due 12/15/23                                     111             116
 6.500% due 3/15/24                                       98             102
 6.500% due 4/15/24                                       44              46
 6.500% due 7/15/24                                      539             558
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,796)                                             27,431
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.0%


DELAWARE--0.4%
DELDOT Motor Fuel Tax Revenue Series A
 (MBIA, FSA Insured)
 5.000% due 7/1/19                                       980           1,037
                                                                    --------

FLORIDA--0.1%
Miami-Dade County Educational Facilities
 Authority Taxable Series C
 5.480% due 4/1/16                                       230             224
                                                                    --------

MINNESOTA--0.6%
State of Minnesota
 5.000% due 8/1/19                                     1,400           1,505
                                                                    --------

PENNSYLVANIA--1.8%
City of Pittsburgh Pension Obligation Taxable
 Series C (FGIC Insured)
 6.500% due 3/1/17                                     4,250           4,289
                                                                    --------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
 Series A-1
 6.706% due 6/1/46                                       355             299
                                                                    --------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,340)                                               7,354
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%

Associates Manufactured Housing Pass Through
 Certificate 97-2, A6
 7.075% due 3/15/28(c)                                   321             327
Bayview Financial Acquisition Trust 06-A, 1A2
 5.483% due 2/28/41(c)                                   488             460
Bombardier Capital Mortgage Securitization
 Corp. 99-A, A3
 5.980% due 1/15/18(c)                                   507             461

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

Capital One Auto Finance Trust 07-B, A3A
 5.030% due 4/15/12                                  $   975        $    951
Carmax Auto Owner Trust 05-2, A4
 4.340% due 9/15/10                                      300             302
Carmax Auto Owner Trust 07-2, A3
 5.230% due 12/15/11                                   1,000           1,017
Dunkin Securitization 06-1, M1 144A
 8.285% due 6/20/31(b)                                   375             333
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
 4.622% due 11/25/35(c)                                  279             257
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3
 5.777% due 8/25/36(c)                                   605             574
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF4
 6.080% due 8/25/36(c)                                   689             575
Renaissance Home Equity Loan Trust 06-1, AF2
 5.533% due 5/25/36(c)                                   301             300
Residential Funding Mortgage Securities II, Inc.
 04-HI3, A4
 4.630% due 1/25/20                                      361             349
Residential Funding Mortgage Securities II, Inc.
 06-HSA1, A3
 5.230% due 2/25/36(c)                                   810             296
Wachovia Auto Loan Owner Trust 06-2A, A3 144A
 5.230% due 8/22/11(b)                                   726             732
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,733)                                               6,934
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--12.1%


AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp.
 7.625% due 6/15/12                                      300             304
                                                                    --------

AIRLINES--0.5%
American Airlines, Inc. 01-1
 6.977% due 11/23/22                                     670             533
Continental Airlines, Inc. 98-1A
 6.648% due 3/15/19                                      451             410
United Airlines, Inc. 01-1
 6.071% due 3/1/13                                       247             243
                                                                    --------
                                                                       1,186
                                                                    --------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

APPLICATION SOFTWARE--0.0%
Intuit, Inc.
 5.750% due 3/15/17                                  $    80        $     75
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Bank of New York Mellon Corp. (The)
 4.950% due 11/1/12                                      370             369
BlackRock, Inc.
 6.250% due 9/15/17                                      375             377
Janus Capital Group, Inc.
 6.250% due 6/15/12                                      185             181
                                                                    --------
                                                                         927
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance NA LLC
 6.500% due 11/15/13                                     155             161
                                                                    --------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
 7.000% due 4/15/14                                      300             268
                                                                    --------

BROADCASTING & CABLE TV--0.3%
Comcast Corp.
 5.300% due 1/15/14                                      250             242
Cox Communications, Inc. 144A
 6.250% due 6/1/18(b)                                    300             293
Time Warner Cable, Inc.
 5.850% due 5/1/17                                       160             152
                                                                    --------
                                                                         687
                                                                    --------

BUILDING PRODUCTS--0.1%
Masco Corp.
 5.850% due 3/15/17                                      200             181
Owens Corning, Inc.
 6.500% due 12/1/16                                       70              64
                                                                    --------
                                                                         245
                                                                    --------

CASINOS & GAMING--0.1%
MGM MIRAGE
 8.500% due 9/15/10                                       30              30
Seneca Gaming Corp. Series B
 7.250% due 5/1/12                                       260             245
                                                                    --------
                                                                         275
                                                                    --------

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc.
 5.500% due 2/22/16                                  $   310        $    313
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp.
 7.375% due 1/15/14                                      140             139
                                                                    --------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.
 5.600% due 11/30/12                                     245             243
                                                                    --------

CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
 6.750% due 7/15/13(b)                                   180             182
                                                                    --------

CONSUMER FINANCE--1.3%
Ford Motor Credit Co. LLC
 8.625% due 11/1/10                                      190             161
 9.875% due 8/10/11                                      300             253
 7.163% due 4/15/12(c)                                    65              61
 7.800% due 6/1/12                                       255             198
GMAC LLC
 6.875% due 9/15/11                                      375             270
 6.750% due 12/1/14                                      120              79
SLM Corp.
 5.261% due 2/1/10(c)                                  2,250           2,072
                                                                    --------
                                                                       3,094
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Broadridge Financial Solutions, Inc.
 6.125% due 6/1/17                                       325             273
Convergys Corp.
 4.875% due 12/15/09                                     750             757
                                                                    --------
                                                                       1,030
                                                                    --------

DIVERSIFIED BANKS--0.2%
Wachovia Corp.
 4.875% due 2/15/14                                      435             397
                                                                    --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Equifax, Inc.
 6.300% due 7/1/17                                       260             247
                                                                    --------

ELECTRIC UTILITIES--0.4%
Allegheny Energy Supply 144A
 8.250% due 4/15/12(b)                                   140             146


                                                    PAR VALUE         VALUE
                                                    ---------       --------

ELECTRIC UTILITIES--(CONTINUED)
Dominion Resources, Inc. Series D
 5.000% due 3/15/13                                  $   185        $    182
Great River Energy 144A
 5.829% due 7/1/17(b)                                    325             319
Midwest Generation LLC Series B
 8.560% due 1/2/16                                       117             121
Northeast Utilities
 5.650% due 6/1/13                                       265             263
                                                                    --------
                                                                       1,031
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Mettler-Toledo International, Inc.
 4.850% due 11/15/10                                   1,000           1,026
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 144A
 8.250% due 3/15/18(b)                                   220             221
Tyco Electronic Group SA
 6.000% due 10/1/12                                      125             126
                                                                    --------
                                                                         347
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
 6.125% due 2/15/14                                      500             482
                                                                    --------

FOOD RETAIL--0.3%
Kroger Co. (The)
 6.800% due 12/15/18                                     150             157
 6.150% due 1/15/20                                      258             255
Safeway, Inc.
 6.350% due 8/15/17                                      210             216
                                                                    --------
                                                                         628
                                                                    --------

GAS UTILITIES--0.2%
AmeriGas Partners LP
 7.250% due 5/20/15                                      500             470
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc.
 6.000% due 6/15/17                                      200             198
                                                                    --------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
 6.400% due 7/1/17                                       330             327
                                                                    --------

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
 6.125% due 1/15/16                                  $   350        $    335
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
 7.250% due 6/15/16                                      340             299
                                                                    --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
AES Corp. (The)
 7.750% due 10/15/15                                     370             366
                                                                    --------

INDUSTRIAL REITS--0.1%
ProLogis
 6.625% due 5/15/18                                      150             148
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc.
 5.625% due 6/15/16                                      550             545
Citizens Communications Co.
 6.250% due 1/15/13                                      235             219
Qwest Corp.
 7.875% due 9/1/11                                       150             150
 6.500% due 6/1/17                                       190             169
Verizon Communications, Inc.
 4.900% due 9/15/15                                      275             261
                                                                    --------
                                                                       1,344
                                                                    --------

INVESTMENT BANKING & BROKERAGE--0.9%
Bear Stearns Cos., Inc. (The)
 7.250% due 2/1/18                                       330             344
Goldman Sachs Group, Inc. (The)
 5.950% due 1/18/18                                      280             269
 6.150% due 4/1/18                                       225             218
Lehman Brothers Holdings, Inc.
 6.000% due 7/19/12                                      375             363
 5.625% due 1/24/13                                      140             133
Merrill Lynch & Co., Inc.
 6.110% due 1/29/37                                      415             330
Merrill Lynch & Co., Inc. (Brazil)
 10.710% due 3/8/17(d)                                   280(g)          138
Morgan Stanley 144A (Brazil)
 10.090% due 5/3/17(b)(d)                                750(g)          352
                                                                    --------
                                                                       2,147
                                                                    --------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.
 6.300% due 9/15/17                                  $   275        $    272
                                                                    --------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
 6.875% due 5/1/12                                       245             251
                                                                    --------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
 5.625% due 2/15/14                                      310             294
                                                                    --------

OFFICE ELECTRONICS--0.2%
Xerox Corp.
 6.750% due 2/1/17                                       385             388
                                                                    --------

OFFICE REITS--0.1%
HRPT Properties Trust
 5.750% due 11/1/15                                      325             295
                                                                    --------

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc.
 4.750% due 5/15/18                                      450             416
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
 9.500% due 1/15/16(b)                                    60              62
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Petropower I Funding Trust 144A
 7.360% due 2/15/14(b)                                 1,089           1,063
Plains Exploration & Production Co.
 7.750% due 6/15/15                                      150             152
Southwestern Energy Co. 144A
 7.500% due 2/1/18(b)                                    350             362
                                                                    --------
                                                                       1,577
                                                                    --------

OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp.
 6.500% due 6/1/17                                       315             284
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--0.6%
Buckeye Partners LP
 6.050% due 1/15/18                                       75              74
Kinder Morgan Management Co.
 5.700% due 1/5/16                                       930             832
NGPL PipeCo. LLC 144A
 6.514% due 12/15/12(b)                                  325             330

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
TEPPCO Partners LP
 7.625% due 2/15/12                                  $   150        $    155
                                                                    --------
                                                                       1,391
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp.
 5.750% due 8/15/16                                      300             286
 5.750% due 12/1/17                                      205             193
 5.650% due 5/1/18                                       300             280
Citigroup, Inc.
 5.500% due 4/11/13                                       99              97
General Electric Capital Corp.
 5.375% due 10/20/16                                     800             787
International Lease Finance Corp.
 4.750% due 1/13/12                                      375             330
JPMorgan Chase & Co.
 5.250% due 5/1/15                                       350             339
JPMorgan Chase & Co. Series 1
 7.900% due 12/31/49(c)                                  214             201
National Rural Utilities Cooperative Finance Corp.
 5.500% due 7/1/13                                       450             455
                                                                    --------
                                                                       2,968
                                                                    --------

PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and Verso Paper, Inc.
 Series B
 6.623% due 8/1/14(c)                                    107              99
                                                                    --------

REGIONAL BANKS--0.3%
National City Bank
 2.921% due 6/29/09(c)                                   265             255
SunTrust Banks, Inc.
 5.250% due 11/5/12                                      370             362
Zions Bancorp.
 5.650% due 5/15/14                                      250             214
                                                                    --------
                                                                         831
                                                                    --------

SPECIALIZED FINANCE--0.2%
Rabobank Capital Funding II 144A
 5.260% due 12/29/49(b)(c)                               500             458
                                                                    --------

SPECIALIZED REITS--0.2%
Host Hotels & Resorts LP
 6.875% due 11/1/14                                      250             231


                                                    PAR VALUE         VALUE
                                                    ---------       --------

SPECIALIZED REITS--(CONTINUED)
Realty Income Corp.
 6.750% due 8/15/19                                  $   140        $    132
                                                                    --------
                                                                         363
                                                                    --------

TOBACCO--0.2%
Reynolds American, Inc.
 7.300% due 7/15/15                                      550             563
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $30,809)                                             29,433
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--12.8%

Bear Stearns Adjustable Rate Mortgage Trust
 05-12, 13A1
 5.445% due 2/25/36(c)                                   700             657
Bear Stearns Commercial Mortgage Securities
 06-PW12, A4
 5.718% due 9/11/38(c)                                   880             858
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
 5.000% due 7/25/35                                      585             561
Citigroup/Deutsche Bank Commercial Mortgage
 Trust 05-CD1, AM
 5.225% due 7/15/44(c)                                   600             568
Citigroup/Deutsche Bank Commercial Mortgage
 Trust 06-CD2, A4
 5.362% due 1/15/46(c)                                 1,420           1,355
Countrywide Home Loan Mortgage Pass-Through
 Trust 04-13, 1A1
 5.500% due 8/25/34                                      794             791
Credit Suisse First Boston Mortgage Securities
 Corp. 05-12, 6A1
 6.000% due 1/25/36                                    1,068             917
Credit Suisse Mortgage Capital Certificates
 06-C1, A4
 5.553% due 2/15/39(c)                                 2,050           1,974
Crown Castle Towers LLC 05-1A, AFX 144A
 4.643% due 6/15/35(b)                                   915             901
First Horizon Asset Securities, Inc. 05-AR1, 2A1
 5.001% due 4/25/35(c)                                   781             758
Greenwich Capital Commercial Funding Corp.
 04-GG1, A7
 5.317% due 6/10/36(c)                                 4,100           4,029
GS Mortgage Securities Corp. II 05-GG4, AJ
 4.782% due 7/10/39                                      950             822

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

GS Mortgage Securities Corp. II 99-C1, A2
 6.110% due 11/18/30(c)                              $   171        $    171
JPMorgan Chase Commercial Mortgage
 Securities Corp. 01-CIBC, A3
 6.260% due 3/15/33                                    1,037           1,058
JPMorgan Mortgage Trust 05-S3, 2A2
 5.500% due 1/25/21                                      590             573
Lehman Brothers - UBS Commercial Mortgage
 Trust 04-C7, A6
 4.786% due 10/15/29(c)                                1,800           1,706
Lehman Brothers - UBS Commercial Mortgage
 Trust 06-C6, A4
 5.372% due 9/15/39                                      775             733
Lehman Brothers - UBS Commercial Mortgage
 Trust 07-C2, A2
 5.303% due 2/15/40                                    1,550           1,512
Lehman Brothers - UBS Commercial Mortgage
 Trust 07-C6, A2
 5.845% due 9/15/37                                      175             174
MASTR Resecuritization Trust 05-1 144A
 5.000% due 10/28/34(b)                                  357             315
Merrill Lynch Mortgage Trust 06-C1, AM
 5.658% due 5/12/39(c)                                   850             794
Morgan Stanley Capital I 06-T23, A4
 5.811% due 8/12/41(c)                                   955             938
Residential Accredit Loans, Inc. 06-QA1, A21
 5.959% due 1/25/36(c)                                 1,213             952
Residential Funding Mortgage Securities I,
 Inc. 05-SA1, 2A
 4.835% due 3/25/35(c)                                   837             785
Structured Asset Securities Corp. 05-17, 1A6
 5.500% due 10/25/35                                     870             797
Timberstar Trust 06-1A, A 144A
 5.668% due 10/15/36(b)                                  800             756
Wells Fargo Mortgage Backed Securities
 Trust 04-EE, 2A3
 3.991% due 12/25/34(c)                                  840             754
Wells Fargo Mortgage Backed Securities
 Trust 05-14, 2A1
 5.500% due 12/25/35                                   1,548           1,464
Wells Fargo Mortgage Backed Securities
 Trust 05-5, 1A1
 5.000% due 5/25/20                                    1,351           1,288


                                                    PAR VALUE         VALUE
                                                    ---------       --------

Wells Fargo Mortgage Backed Securities
 Trust 05-AR16, 6A3
 5.000% due 10/25/35(c)                              $   636        $    619
Wells Fargo Mortgage Backed Securities
 Trust 05-AR4, 2A1
 4.526% due 4/25/35(c)                                 1,266           1,154
Wells Fargo Mortgage Backed Securities
 Trust 05-AR4, 2A2
 4.526% due 4/25/35(c)                                   253             242
Wells Fargo Mortgage Backed Securities
 Trust 07-AR3, A4
 6.061% due 4/25/37(c)                                   338             311
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $33,286)                                             31,287
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.3%


AUSTRALIA--0.4%
Commonwealth of Australia Series 909
 7.500% due 9/15/09                                      885(f)          854
                                                                    --------

BRAZIL--0.1%
Federative Republic of Brazil
 11.000% due 8/17/40                                     200             264
                                                                    --------

NORWAY--0.1%
Kingdom of Norway
 5.500% due 5/15/09                                    1,600(h)          312
                                                                    --------

PHILIPPINES--0.1%
Republic of Philippines
 10.625% due 3/16/25                                      75              99
  7.750% due 1/14/31                                     150             156
                                                                    --------
                                                                         255
                                                                    --------

RUSSIA--0.1%
Russian Federation RegS
 7.500% due 3/31/30(c)(e)                                296             332
                                                                    --------

SWEDEN--0.1%
Kingdom of Sweden Series 1043
 5.000% due 1/28/09                                    1,475(i)          246
                                                                    --------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
 9.875% due 10/1/09(e)                                   140             148
                                                                    --------

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

TURKEY--0.2%
Republic of Turkey
 12.375% due 6/15/09                                 $   200        $    216
  7.000% due 6/5/20                                      220             203
                                                                    --------
                                                                         419
                                                                    --------

UKRAINE--0.1%
Republic of Ukraine 144A
 6.580% due 11/21/16(b)                                  320             285
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,011)                                               3,115
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--5.0%


ARUBA--0.1%
UFJ Finance AEC
 6.750% due 7/15/13                                      325             341
                                                                    --------

AUSTRALIA--0.9%
National Capital Trust II 144A
 5.486% due 12/29/49(b)(c)                             1,000             873
Rio Tinto Finance USA Ltd.
 6.500% due 7/15/18                                      450             451
United Energy Distribution Holdings Property
 Ltd. 144A
 5.450% due 4/15/16(b)                                   500             513
Westfield Capital Corp. Ltd./ Westfield Finance
 Authority 144A
 5.125% due 11/15/14(b)                                  420             389
                                                                    --------
                                                                       2,226
                                                                    --------

BRAZIL--0.2%
Usiminas Commercial Ltd. 144A
 7.250% due 1/18/18(b)                                   176             186
Vale Overseas Ltd.
 6.250% due 1/11/16                                      260             254
                                                                    --------
                                                                         440
                                                                    --------

CANADA--0.4%
Canadian National Resources Ltd.
 5.900% due 2/1/18                                       260             258
Catalyst Paper Corp.
 7.375% due 3/1/14                                       210             157
EnCana Corp.
 5.900% due 12/1/17                                      195             196


                                                    PAR VALUE         VALUE
                                                    ---------       --------

CANADA--(CONTINUED)
Petro-Canada
 6.050% due 5/15/18                                  $   120        $    118
Xstrata Canada Corp.
 5.500% due 6/15/17                                      295             273
                                                                    --------
                                                                       1,002
                                                                    --------

CHILE--0.1%
Banco Santander Chile 144A
 5.375% due 12/9/14(b)                                   325             318
                                                                    --------

GERMANY--0.1%
Deutsche Bank AG
 4.875% due 5/20/13                                      110             108
                                                                    --------

ISRAEL--0.1%
Israel Electric Corp., Ltd. 144A
 7.250% due 1/15/19(b)                                   200             204
                                                                    --------

ITALY--0.1%
Telecom Italia Capital SA
 6.999% due 6/4/18                                       250             252
                                                                    --------

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
 7.000% due 11/3/09(b)                                   250             242
KazMunaiGaz Finance Sub BV 144A
 9.125% due 7/2/18(b)                                    240             239
                                                                    --------
                                                                         481
                                                                    --------

LUXEMBOURG--0.2%
ArcelorMittal 144A
 6.125% due 6/1/18(b)                                    250             247
OJSC Vimpel Communications (VIP Finance
 Ireland Ltd.) 144A
 9.125% due 4/30/18(b)                                   160             158
                                                                    --------
                                                                         405
                                                                    --------

PHILIPPINES--0.1%
National Power Corp.
 9.625% due 5/15/28                                      270             309
                                                                    --------

RUSSIA--0.5%
Evraz Group SA 144A
 9.500% due 4/24/18(b)                                   100             101
Gaz Captial SA 144A
 8.146% due 4/11/18(b)                                   100             108

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

RUSSIA--(CONTINUED)
Gazprom OAO (Gaz Capital SA) 144A
 6.212% due 11/22/16(b)                              $   285        $    266
 6.510% due 3/7/22(b)                                    125             112
OJSC AK Transneft (TransCapitalInvest
 Ltd.) 144A
 5.670% due 3/5/14(b)                                    380             355
TNK-BP Finance SA RegS
 6.125% due 3/20/12(e)                                   375             354
                                                                    --------
                                                                       1,296
                                                                    --------

SINGAPORE--0.3%
DBS Bank Ltd. 144A
 5.000% due 11/15/19(b)(c)                               700             643
                                                                    --------

SOUTH KOREA--0.3%
Export-Import Bank of Korea
 5.500% due 10/17/12                                     330             327
Korea Development Bank
 3.875% due 3/2/09                                       350             349
                                                                    --------
                                                                         676
                                                                    --------

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
 4.476% due 2/15/12(b)(c)                                234             226
                                                                    --------

UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
 5.620% due 10/25/12(b)                                  210             212
 5.875% due 10/27/16(b)                                  355             348
                                                                    --------
                                                                         560
                                                                    --------

UNITED KINGDOM--0.6%
HBOS plc 144A
 5.375% due 11/29/49(b)(c)                               750             662
Petroplus Finance Ltd. 144A
 6.750% due 5/1/14(b)                                    185             168
Tate & Lyle International Finance plc 144A
 6.625% due 6/15/16(b)                                   325             325
Vodafone Group plc
 5.000% due 9/15/15                                      175             166
 6.150% due 2/27/37                                      160             146
                                                                    --------
                                                                       1,467
                                                                    --------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

UNITED STATES--0.4%
Credit Suisse New York
 5.000% due 5/15/13                                  $   330        $    321
CRH America, Inc.
 6.000% due 9/30/16                                      310             287
GTL Trade Finance, Inc. 144A
 7.250% due 10/20/17(b)                                  173             174
Nova Chemicals Corp.
 7.953% due 11/15/13(c)                                  235             201
                                                                    --------
                                                                         983
                                                                    --------

VENEZUELA--0.1%
Petroleos de Venezuela S.A. RegS
 5.250% due 4/12/17(e)                                   425             296
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,825)                                             12,233
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--2.1%


ADVERTISING--0.0%
Lamar Media Corp. Tranche F
 3.938% due 3/31/14                                       45              43
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
 5.800% due 12/16/13                                     371             301
                                                                    --------

BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC Tranche
 4.895% due 3/6/14                                       323             285
MCC Georgia LLC Tranche E
 6.808% due 1/3/16                                        38              38
                                                                    --------
                                                                         323
                                                                    --------

COMMUNICATIONS EQUIPMENT--0.1%
CommScope, Inc. Tranche B
 5.184% due 12/27/14                                     334             323
                                                                    --------

CONSUMER FINANCE--0.2%
Hertz Corp. Letter of Credit
 4.099% due 12/21/12                                      56              53
Hertz Corp. Tranche B
 4.113% due 12/21/12                                     316             300
                                                                    --------
                                                                         353
                                                                    --------

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE         VALUE
                                                    ---------       --------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B3
 5.398% due 9/24/14                                  $   496        $    460
                                                                    --------

ELECTRIC UTILITIES--0.0%
Texas Competitive Electric Holdings Co. LLC
 Tranche B2
 6.220% due 10/10/14                                      89              83
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
 Letter of Credit A
 6.100% due 3/28/14                                      146             145
Allied Waste North America, Inc. Tranche B
 4.385% due 3/28/14                                      243             241
                                                                    --------
                                                                         386
                                                                    --------

HEALTH CARE FACILITIES--0.2%
HCA, Inc. Tranche A
 7.040% due 11/18/12                                     138             130
HCA, Inc. Tranche B
 6.960% due 11/18/13                                     209             197
Health Management Associates, Inc. Tranche B
 4.446% due 2/28/14                                       47              44
Healthsouth Corp. Tranche
 6.944% due 3/10/13                                      205             194
                                                                    --------
                                                                         565
                                                                    --------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
 4.755% due 2/6/14                                       232             212
                                                                    --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc. Letter of Credit
 5.500% due 2/1/13                                        57              55
NRG Energy, Inc. Tranche B
 5.500% due 2/1/13                                       117             111
                                                                    --------
                                                                         166
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc. Tranche B
 5.054% due 3/13/14                                       23              21
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. Tranche
 4.356% due 7/1/13                                        82              79
                                                                    --------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
 4.581% due 12/20/12                                 $   371        $    350
                                                                    --------

PUBLISHING--0.1%
Idearc, Inc. Tranche B
 4.545% due 11/17/14                                     371             299
                                                                    --------

RESTAURANTS--0.1%
Burger King Corp. Tranche B1
 4.250% due 6/30/12                                      146             144
                                                                    --------

SPECIALIZED FINANCE--0.2%
Sungard Data Systems, Inc. Tranche B
 4.508% due 2/28/14                                      371             352
                                                                    --------

SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc. Tranche B
 5.060% due 12/22/12                                     200             194
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
ALLTEL Communications, Inc. Tranche B3
 5.248% due 5/15/15                                      223             223
MetroPCS Wireless, Inc. Tranche B
 7.198% due 2/20/14                                      175             167
                                                                    --------
                                                                         390
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $5,331)                                               5,044
----------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                     --------       --------

DOMESTIC COMMON STOCKS--46.3%


ADVERTISING--0.1%
Omnicom Group, Inc.                                    7,500             337
                                                                    --------

AEROSPACE & DEFENSE--2.3%
Boeing Co. (The)                                      16,700           1,098
General Dynamics Corp.                                 4,500             379
Honeywell International, Inc.                         14,300             719
Lockheed Martin Corp.                                 10,900           1,075
Northrop Grumman Corp.                                 6,100             408
Raytheon Co.                                           6,900             388
United Technologies Corp.                             25,700           1,586
                                                                    --------
                                                                       5,653
                                                                    --------

APPAREL RETAIL--0.2%
Abercrombie & Fitch Co. Class A                        1,000              63

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

APPAREL RETAIL--(CONTINUED)
Gap, Inc. (The)                                       19,800        $    330
TJX Cos., Inc. (The)                                   4,800             151
                                                                    --------
                                                                         544
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc.(k)                                         5,900             170
Quiksilver, Inc.(k)                                   19,500             192
VF Corp.                                               3,800             270
                                                                    --------
                                                                         632
                                                                    --------

APPLICATION SOFTWARE--0.2%
Adobe Systems, Inc.(k)                                10,000             394
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--1.7%
Ameriprise Financial, Inc.                             7,700             313
Bank of New York Mellon Corp. (The)                   43,826           1,658
Federated Investors, Inc. Class B                      6,800             234
Northern Trust Corp.                                   8,600             590
SEI Investments Co.                                   10,500             247
State Street Corp.                                    16,000           1,024
                                                                    --------
                                                                       4,066
                                                                    --------

AUTO PARTS & EQUIPMENT--0.1%
Lear Corp.(k)                                         14,300             203
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.(k)                                     18,157              87
General Motors Corp.                                  37,700             434
                                                                    --------
                                                                         521
                                                                    --------

BIOTECHNOLOGY--0.5%
Amgen, Inc.(k)                                        13,500             636
Cephalon, Inc.(k)                                      7,300             487
                                                                    --------
                                                                       1,123
                                                                    --------

BROADCASTING & CABLE TV--0.2%
CBS Corp. Class B                                     29,500             575
                                                                    --------

COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                      1,800             169
                                                                    --------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                           15,500             460
                                                                    --------

COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(k)                                75,500           1,756
Corning, Inc.                                          8,700             200
Emulex Corp.(k)                                       15,100             176


                                                      SHARES          VALUE
                                                     --------       --------

COMMUNICATIONS EQUIPMENT--(CONTINUED)
JDS Uniphase Corp.(k)                                 21,000        $    239
Juniper Networks, Inc.(k)                              7,800             173
                                                                    --------
                                                                       2,544
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                    10,100             400
                                                                    --------

COMPUTER HARDWARE--2.4%
Hewlett-Packard Co.                                   57,730           2,552
International Business Machines Corp.                 27,000           3,201
                                                                    --------
                                                                       5,753
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.2%
NetApp, Inc.(k)                                       12,200             264
QLogic Corp.(k)                                        8,500             124
                                                                    --------
                                                                         388
                                                                    --------

CONSTRUCTION & ENGINEERING--0.2%
KBR, Inc.                                             11,000             384
Perini Corp.(k)                                        5,900             195
                                                                    --------
                                                                         579
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
AGCO Corp.(k)                                          5,700             299
Cummins, Inc.                                          2,300             150
                                                                    --------
                                                                         449
                                                                    --------

CONSUMER FINANCE--0.1%
American Express Co.                                   8,100             305
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Automatic Data Processing, Inc.                       15,100             633
Western Union Co. (The)                               12,700             314
                                                                    --------
                                                                         947
                                                                    --------

DEPARTMENT STORES--0.2%
Macy's, Inc.                                          20,000             388
                                                                    --------

DIVERSIFIED BANKS--0.5%
Wells Fargo & Co.                                     46,600           1,107
                                                                    --------

DIVERSIFIED CHEMICALS--0.1%
Dow Chemical Co. (The)                                10,600             370
                                                                    --------

DIVERSIFIED METALS & MINING--0.2%
Southern Copper Corp.                                  4,300             459
                                                                    --------

DRUG RETAIL--0.1%
Longs Drug Stores Corp.                                8,000             337
                                                                    --------

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

ELECTRIC UTILITIES--0.2%
Duke Energy Corp.                                     31,700        $    551
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Acuity Brands, Inc.                                    7,000             337
Emerson Electric Co.                                  23,200           1,147
                                                                    --------
                                                                       1,484
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(k)                          9,900             352
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                  6,500             233
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Waste Management, Inc.                                11,300             426
                                                                    --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.                                 4,800             237
                                                                    --------

FOOD DISTRIBUTORS--0.5%
SYSCO Corp.                                           43,200           1,188
                                                                    --------

FOOD RETAIL--0.3%
Kroger Co. (The)                                      14,500             419
SUPERVALU, Inc.                                        8,500             262
                                                                    --------
                                                                         681
                                                                    --------

FOOTWEAR--0.3%
NIKE, Inc. Class B                                    12,200             727
                                                                    --------

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(k)                                      8,800             275
Dollar Tree, Inc.(k)                                   4,500             147
                                                                    --------
                                                                         422
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc.                                 24,000           1,238
                                                                    --------

HEALTH CARE EQUIPMENT--0.2%
Boston Scientific Corp.(k)                            48,400             595
                                                                    --------

HOME IMPROVEMENT RETAIL--0.1%
Sherwin-Williams Co. (The)                             4,600             211
                                                                    --------

HOUSEHOLD APPLIANCES--0.1%
Stanley Works (The)                                    5,100             229
                                                                    --------

HOUSEHOLD PRODUCTS--0.7%
Clorox Co. (The)                                       5,700             297
Kimberly-Clark Corp.                                   6,000             359


                                                      SHARES          VALUE
                                                     --------       --------

HOUSEHOLD PRODUCTS--(CONTINUED)
Procter & Gamble Co. (The)                            19,300        $  1,174
                                                                    --------
                                                                       1,830
                                                                    --------

HYPERMARKETS & SUPER CENTERS--0.6%
BJ's Wholesale Club, Inc.(k)                          10,600             410
Wal-Mart Stores, Inc.                                 17,700             995
                                                                    --------
                                                                       1,405
                                                                    --------

INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd.                               23,450             939
                                                                    --------

INDUSTRIAL MACHINERY--0.9%
Dover Corp.                                            5,900             285
Eaton Corp.                                           11,100             943
Gardner Denver, Inc.(k)                                4,600             261
Illinois Tool Works, Inc.                              4,000             190
Parker Hannifin Corp.                                  6,400             457
                                                                    --------
                                                                       2,136
                                                                    --------

INDUSTRIAL REITS--0.1%
First Industrial Realty Trust, Inc.                   10,900             299
                                                                    --------

INSURANCE BROKERS--0.2%
AON Corp.                                              9,400             432
                                                                    --------

INTEGRATED OIL & GAS--6.1%
Chevron Corp.                                         23,100           2,290
ConocoPhillips                                        32,600           3,077
Exxon Mobil Corp.                                     65,800           5,799
Occidental Petroleum Corp.                            41,000           3,684
                                                                    --------
                                                                      14,850
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                            96,174           3,240
Embarq Corp.                                           5,800             274
Verizon Communications, Inc.                          25,300             896
Windstream Corp.                                      65,700             811
                                                                    --------
                                                                       5,221
                                                                    --------

INTERNET RETAIL--0.1%
Expedia, Inc.(k)                                       6,500             119
IAC/InterActiveCorp.(k)                               12,500             241
                                                                    --------
                                                                         360
                                                                    --------

INTERNET SOFTWARE & SERVICES--0.6%
eBay, Inc.(k)                                         29,900             817

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

INTERNET SOFTWARE & SERVICES--(CONTINUED)
Google, Inc. Class A(k)                                1,400        $    737
                                                                    --------
                                                                       1,554
                                                                    --------

INVESTMENT BANKING & BROKERAGE--0.4%
GFI Group, Inc.                                       20,500             185
Knight Capital Group, Inc. Class A(k)                 10,200             183
Morgan Stanley                                         8,600             310
TD Ameritrade Holding Corp.(k)                        13,900             252
                                                                    --------
                                                                         930
                                                                    --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                           5,900             211
                                                                    --------

LIFE & HEALTH INSURANCE--1.7%
AFLAC, Inc.                                            9,800             616
Lincoln National Corp.                                12,800             580
MetLife, Inc.                                         27,800           1,467
Principal Financial Group, Inc.                       10,800             453
Prudential Financial, Inc.                            12,800             765
StanCorp Financial Group, Inc.                         2,600             122
Unum Group                                             4,500              92
                                                                    --------
                                                                       4,095
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--0.4%
Invitrogen Corp.(k)                                    6,800             267
Thermo Fisher Scientific, Inc.(k)                     14,100             786
                                                                    --------
                                                                       1,053
                                                                    --------

MANAGED HEALTH CARE--0.8%
Aetna, Inc.                                           15,200             616
CIGNA Corp.                                           11,400             404
Coventry Health Care, Inc.(k)                          2,700              82
UnitedHealth Group, Inc.                              13,380             351
WellPoint, Inc.(k)                                     9,800             467
                                                                    --------
                                                                       1,920
                                                                    --------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                             2,300             110
Owens-Illinois, Inc.(k)                                4,100             171
                                                                    --------
                                                                         281
                                                                    --------

MORTGAGE REITS--0.2%
Annaly Capital Management, Inc.                       33,400             518
                                                                    --------

MOVIES & ENTERTAINMENT--1.3%
Time Warner, Inc.                                     63,500             940
Viacom, Inc. Class B(k)                               28,900             882


                                                      SHARES          VALUE
                                                     --------       --------

MOVIES & ENTERTAINMENT--(CONTINUED)
Walt Disney Co. (The)                                 43,400        $  1,354
                                                                    --------
                                                                       3,176
                                                                    --------

MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The)          2,300             149
                                                                    --------

MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.                 22,600           1,038
                                                                    --------

OFFICE REITS--0.2%
Brandywine Realty Trust                               16,800             265
Lexington Realty Trust                                 9,800             133
                                                                    --------
                                                                         398
                                                                    --------

OIL & GAS DRILLING--0.6%
ENSCO International, Inc.                              4,900             396
Transocean, Inc.(k)                                    6,800           1,036
                                                                    --------
                                                                       1,432
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Dresser-Rand Group, Inc.(k)                            5,600             219
Tidewater, Inc.                                        4,000             260
                                                                    --------
                                                                         479
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Devon Energy Corp.                                     1,400             168
Noble Energy, Inc.                                     1,700             171
Stone Energy Corp.(k)                                  3,300             217
W&T Offshore, Inc.                                     8,900             521
                                                                    --------
                                                                       1,077
                                                                    --------

OIL & GAS REFINING & MARKETING--0.2%
Holly Corp.                                            1,900              70
Valero Energy Corp.                                   10,000             412
                                                                    --------
                                                                         482
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--0.1%
Williams Cos., Inc. (The)                              6,800             274
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
Bank of America Corp.                                 34,300             819
Citigroup, Inc.                                        7,900             132
JPMorgan Chase & Co.                                  46,600           1,599
                                                                    --------
                                                                       2,550
                                                                    --------

PACKAGED FOODS & MEATS--0.1%
Chiquita Brands International, Inc.(k)                   100               1

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

PACKAGED FOODS & MEATS--(CONTINUED)
Ralcorp Holdings, Inc.(k)                              3,600        $    178
                                                                    --------
                                                                         179
                                                                    --------

PHARMACEUTICALS--3.1%
Abbott Laboratories                                    3,700             196
Bristol-Myers Squibb Co.                              39,000             801
Endo Pharmaceuticals Holdings, Inc.(k)                 6,500             157
Forest Laboratories, Inc.(k)                          11,200             389
Johnson & Johnson                                     24,100           1,551
King Pharmaceuticals, Inc.(k)                          6,800              71
Medicis Pharmaceutical Corp. Class A                   9,400             195
Merck & Co., Inc.                                     43,400           1,636
Pfizer, Inc.                                         142,300           2,486
Schering-Plough Corp.                                  6,000             118
                                                                    --------
                                                                       7,600
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.7%
Chubb Corp. (The)                                     10,700             524
Cincinnati Financial Corp.                             4,900             124
Philadelphia Consolidated Holding Co.(k)               2,900              99
Travelers Cos., Inc. (The)                            23,200           1,007
                                                                    --------
                                                                       1,754
                                                                    --------

REGIONAL BANKS--0.1%
Bank of Hawaii Corp.                                   3,400             162
KeyCorp                                               10,000             110
                                                                    --------
                                                                         272
                                                                    --------

RESTAURANTS--0.7%
McDonald's Corp.                                      30,100           1,692
                                                                    --------

SEMICONDUCTOR EQUIPMENT--0.3%
Amkor Technology, Inc.(k)                             12,800             133
Applied Materials, Inc.                               25,100             479
MEMC Electronic Materials, Inc.(k)                     3,100             191
                                                                    --------
                                                                         803
                                                                    --------

SEMICONDUCTORS--1.1%
Intel Corp.                                           59,400           1,276
LSI Corp.(k)                                          97,900             601
Texas Instruments, Inc.                               30,800             867
                                                                    --------
                                                                       2,744
                                                                    --------

SOFT DRINKS--0.6%
Coca-Cola Co. (The)                                   10,900             567
Coca-Cola Enterprises, Inc.                           36,200             626


                                                      SHARES          VALUE
                                                     --------       --------

SOFT DRINKS--(CONTINUED)
Pepsi Bottling Group, Inc. (The)                       8,200        $    229
                                                                    --------
                                                                       1,422
                                                                    --------

SPECIALIZED FINANCE--0.1%
NYSE Euronext                                          2,700             137
                                                                    --------

SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                           33,600             459
                                                                    --------

SPECIALTY CHEMICALS--0.2%
Chemtura Corp.                                        37,400             219
Lubrizol Corp. (The)                                   6,500             301
                                                                    --------
                                                                         520
                                                                    --------

SPECIALTY STORES--0.1%
Tiffany & Co.                                          4,600             187
                                                                    --------

STEEL--0.3%
AK Steel Holding Corp.                                 9,000             621
                                                                    --------

SYSTEMS SOFTWARE--2.4%
BMC Software, Inc.(k)                                  6,800             245
Microsoft Corp.                                      136,000           3,741
Oracle Corp.(k)                                       63,400           1,331
Symantec Corp.(k)                                     32,900             637
                                                                    --------
                                                                       5,954
                                                                    --------

TOBACCO--0.8%
Altria Group, Inc.                                    31,590             650
Lorillard, Inc.(k)                                     8,500             588
Philip Morris International, Inc.                     13,390             661
Reynolds American, Inc.                                3,300             154
                                                                    --------
                                                                       2,053
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                   11,400             108
Telephone & Data Systems, Inc.                         2,300             109
                                                                    --------
                                                                         217
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $97,481)                                            112,980
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.0%


AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                 3,700             172
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                        12,700             243
                                                                    --------

                          PHOENIX INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)       3,000        $    112
                                                                    --------

IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A (United States)                19,400             790
                                                                    --------

PERSONAL PRODUCTS--0.1%
Herbalife Ltd. (United States)                         8,700             337
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.3%
ACE Ltd. (United States)                              10,600             584
XL Capital Ltd. Class A (United States)                6,500             134
                                                                    --------
                                                                         718
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,827)                                               2,372
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $229,922)                                           239,671
----------------------------------------------------------------------------


                                                    PAR VALUE         VALUE
                                                    ---------       --------

SHORT-TERM INVESTMENTS--2.2%


COMMERCIAL PAPER(j)--2.2%
NetJets, Inc.
 2.300% due 7/1/08                                   $ 5,420        $  5,420
                                                                    --------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,420)                                               5,420
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $235,342)                                           245,091(a)

Other assets and liabilities, net--(0.4)%                             (1,071)
                                                                    --------
NET ASSETS--100.0%                                                  $244,020
                                                                    ========


ABBREVIATIONS:
FGIC  Financial Guaranty Insurance Company
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,700 and gross depreciation of $14,109 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $237,500.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $14,179 or 5.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   Par value represents Australian Dollar (reported in 000s).
(g)   Par value represents Brazilian Real (reported in 000s).
(h)   Par value represents Norwegian Krone (reported in 000s).
(i)   Par value represents Swedish Krona (reported in 000s).
(j)   The rate shown is the discount rate.
(k)   Non-income producing.

                           PHOENIX MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

DOMESTIC COMMON STOCKS--88.3%

AEROSPACE & DEFENSE--1.7%
Alliant Techsystems, Inc.(b)                           3,690        $    375
Goodrich Corp.                                        35,100           1,666
                                                                    --------
                                                                       2,041
                                                                    --------

APPAREL RETAIL--3.3%
Abercrombie & Fitch Co. Class A                       12,700             796
AnnTaylor Stores Corp.(b)                             30,600             733
TJX Cos., Inc. (The)                                  78,560           2,473
                                                                    --------
                                                                       4,002
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Polo Ralph Lauren Corp.                                6,130             385
VF Corp.                                               6,600             470
                                                                    --------
                                                                         855
                                                                    --------

APPLICATION SOFTWARE--0.8%
Autodesk, Inc.(b)                                     11,770             398
Compuware Corp.(b)                                    61,900             591
                                                                    --------
                                                                         989
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Federated Investors, Inc. Class B                     11,600             399
                                                                    --------

AUTO PARTS & EQUIPMENT--0.4%
BorgWarner, Inc.                                      10,500             466
                                                                    --------

BROADCASTING & CABLE TV--4.3%
DISH Network Corp. Class A(b)                         88,100           2,580
Liberty Global, Inc. Class A(b)                       84,100           2,643
                                                                    --------
                                                                       5,223
                                                                    --------

COAL & CONSUMABLE FUELS--0.5%
Massey Energy Co.                                      7,000             656
                                                                    --------

COMMODITY CHEMICALS--2.9%
Celanese Corp. Series A                               79,200           3,616
                                                                    --------

COMMUNICATIONS EQUIPMENT--0.4%
Juniper Networks, Inc.(b)                             20,000             444
                                                                    --------

COMPUTER HARDWARE--1.8%
NCR Corp.(b)                                          26,800             675
Sun Microsystems, Inc.(b)                            142,500           1,551
                                                                    --------
                                                                       2,226
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.6%
QLogic Corp.(b)                                       49,100             716
                                                                    --------


                                                      SHARES          VALUE
                                                     --------       --------

CONSTRUCTION & ENGINEERING--0.9%
Shaw Group, Inc. (The)(b)                             18,400        $  1,137
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
AGCO Corp.(b)                                         29,200           1,530
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--3.1%
Affiliated Computer Services, Inc. Class A(b)         11,600             621
Hewitt Associates, Inc. Class A(b)                    83,100           3,185
                                                                    --------
                                                                       3,806
                                                                    --------

ELECTRIC UTILITIES--1.7%
PPL Corp.                                             39,200           2,049
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Ametek, Inc.                                          15,240             720
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--1.0%
Jabil Circuit, Inc.                                   71,600           1,175
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--4.5%
Covanta Holding Corp.(b)                              57,300           1,529
Republic Services, Inc.                              134,000           3,980
                                                                    --------
                                                                       5,509
                                                                    --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
Terra Industries, Inc.                                17,800             878
                                                                    --------

FOOD RETAIL--1.6%
Kroger Co. (The)                                      69,900           2,018
                                                                    --------

GAS UTILITIES--1.7%
Energen Corp.                                          8,400             655
ONEOK, Inc.                                           28,600           1,397
                                                                    --------
                                                                       2,052
                                                                    --------

GENERAL MERCHANDISE STORES--1.8%
Dollar Tree, Inc.(b)                                  66,100           2,161
                                                                    --------

HEALTH CARE EQUIPMENT--0.2%
Hill-Rom Holdings, Inc.                               11,200             302
                                                                    --------

HEALTH CARE FACILITIES--1.8%
Universal Health Services, Inc. Class B               34,800           2,200
                                                                    --------

HEALTH CARE SERVICES--0.4%
Express Scripts, Inc.(b)                               7,600             477
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.5%
Starwood Hotels & Resorts Worldwide, Inc.             16,050             643
                                                                    --------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
Robert Half International, Inc.                       22,000             527
                                                                    --------

                           PHOENIX MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.4%
AES Corp. (The)(b)                                    60,500        $  1,162
NRG Energy, Inc.(b)                                   40,300           1,729
                                                                    --------
                                                                       2,891
                                                                    --------

INDUSTRIAL CONGLOMERATES--1.4%
McDermott International, Inc.(b)                      16,500           1,021
Textron, Inc.                                         13,500             647
                                                                    --------
                                                                       1,668
                                                                    --------

INDUSTRIAL MACHINERY--1.7%
Harsco Corp.                                          37,420           2,036
                                                                    --------

LIFE & HEALTH INSURANCE--1.6%
Nationwide Financial Services, Inc. Class A           27,000           1,296
Principal Financial Group, Inc.                       16,000             672
                                                                    --------
                                                                       1,968
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--1.0%
Invitrogen Corp.(b)                                   31,800           1,249
                                                                    --------

MANAGED HEALTH CARE--1.5%
CIGNA Corp.                                           45,000           1,592
Humana, Inc.(b)                                        7,590             302
                                                                    --------
                                                                       1,894
                                                                    --------

METAL & GLASS CONTAINERS--1.7%
Crown Holdings, Inc.(b)                               30,800             800
Owens-Illinois, Inc.(b)                               31,100           1,297
                                                                    --------
                                                                       2,097
                                                                    --------

OFFICE ELECTRONICS--1.0%
Xerox Corp.                                           88,400           1,199
                                                                    --------

OIL & GAS DRILLING--4.0%
ENSCO International, Inc.                              9,100             735
Patterson-UTI Energy, Inc.                            25,400             915
Unit Corp.(b)                                         38,900           3,228
                                                                    --------
                                                                       4,878
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--2.9%
National Oilwell Varco, Inc.(b)                        5,815             516
Superior Energy Services, Inc.(b)                     55,900           3,082
                                                                    --------
                                                                       3,598
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--6.8%
Cimarex Energy Co.                                    31,300           2,181
Encore Acquisition Co.(b)                              6,400             481
Newfield Exploration Co.(b)                           13,170             859


                                                      SHARES          VALUE
                                                     --------       --------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Noble Energy, Inc.                                    37,300        $  3,751
W&T Offshore, Inc.                                    18,100           1,059
                                                                    --------
                                                                       8,331
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--2.8%
El Paso Corp.                                        156,500           3,402
                                                                    --------

PHARMACEUTICALS--1.7%
Watson Pharmaceuticals, Inc.(b)                       75,900           2,062
                                                                    --------

RAILROADS--0.6%
Kansas City Southern Industries, Inc.(b)              16,400             721
                                                                    --------

RESTAURANTS--0.9%
Yum! Brands, Inc.                                     30,900           1,084
                                                                    --------

SEMICONDUCTOR EQUIPMENT--0.3%
KLA-Tencor Corp.                                       7,820             318
                                                                    --------

SEMICONDUCTORS--1.3%
Intersil Corp. Class A                                33,910             825
National Semiconductor Corp.                          22,500             462
NVIDIA Corp.(b)                                       17,580             329
                                                                    --------
                                                                       1,616
                                                                    --------

SOFT DRINKS--2.5%
Pepsi Bottling Group, Inc. (The)                     109,200           3,049
                                                                    --------

SPECIALIZED CONSUMER SERVICES--1.0%
Service Corp. International                          130,700           1,289
                                                                    --------

SPECIALTY CHEMICALS--0.4%
Lubrizol Corp. (The)                                  11,100             514
                                                                    --------

SPECIALTY STORES--0.5%
Barnes & Noble, Inc.                                  23,400             581
                                                                    --------

STEEL--2.3%
AK Steel Holding Corp.                                32,600           2,249
Reliance Steel & Aluminum Co.                          7,300             563
                                                                    --------
                                                                       2,812
                                                                    --------

SYSTEMS SOFTWARE--2.5%
CA, Inc.                                              31,700             732
Symantec Corp.(b)                                    120,500           2,332
                                                                    --------
                                                                       3,064
                                                                    --------

TECHNOLOGY DISTRIBUTORS--2.2%
Arrow Electronics, Inc.(b)                            69,900           2,147

                           PHOENIX MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

TECHNOLOGY DISTRIBUTORS--(CONTINUED)
Avnet, Inc.(b)                                        20,800        $    568
                                                                    --------
                                                                       2,715
                                                                    --------

TIRES & RUBBER--0.2%
Cooper Tire & Rubber Co.                              35,700             280
                                                                    --------

TRADING COMPANIES & DISTRIBUTORS--0.9%
WESCO International, Inc.(b)                          26,300           1,053
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--2.4%
Telephone & Data Systems, Inc.                        62,100           2,936
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $103,207)                                           108,122
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--10.4%

AUTO PARTS & EQUIPMENT--0.9%
Autoliv, Inc. (Sweden)                                22,400           1,044
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--1.6%
Seagate Technology (Singapore)                       104,300           1,995
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.6%
LG Display Co., Ltd. ADR (South Korea)               105,100           1,963
                                                                    --------

PHARMACEUTICALS--1.0%
Warner Chilcott Ltd. Class A (United States)(b)       73,600           1,248
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.7%
Aspen Insurance Holdings Ltd. (Bermuda)               34,400             814
                                                                    --------

PUBLISHING--0.9%
Thomson Reuters PLC ADR (United Kingdom)               6,900           1,120
                                                                    --------

REINSURANCE--1.0%
Arch Capital Group Ltd. (United States)(b)            19,200           1,273
                                                                    --------

SEMICONDUCTORS--2.2%
Infineon Technologies AG Sponsored ADR
  (Germany)(b)                                       131,600           1,123
                                                                    --------


                                                      SHARES          VALUE
                                                     --------       --------

SEMICONDUCTORS--(CONTINUED)
STMicroelectronics NV (Switzerland)                  151,400        $  1,564
                                                                    --------
                                                                       2,687
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.5%
SK Telecom Co. Ltd. ADR (South Korea)                 30,300             629
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $16,452)                                             12,773
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $119,659)                                           120,895
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.4%



                                                    PAR VALUE        VALUE
                                                    ---------       --------

COMMERCIAL PAPER(d)--1.4%
NetJets, Inc.
  2.300% due 7/1/08                                  $ 1,705        $  1,705
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,705)                                               1,705
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $121,364)                                           122,600(a)

Other assets and liabilities, net--(0.1)%                                (81)
                                                                    --------
NET ASSETS--100.0%                                                  $122,519
                                                                    ========



ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,496 and gross depreciation of $12,297 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $121,401.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

                           PHOENIX MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES           VALUE
                                                   ---------        --------

DOMESTIC COMMON STOCKS--92.7%

AEROSPACE & DEFENSE--1.7%
Raytheon Co.                                         187,300        $ 10,541
                                                                    --------

APPAREL RETAIL--8.1%
Foot Locker, Inc.                                  1,933,900          24,077
Limited Brands, Inc.                               1,573,000          26,505
                                                                    --------
                                                                      50,582
                                                                    --------

AUTO PARTS & EQUIPMENT--1.3%
Lear Corp.(b)                                        582,000           8,253
                                                                    --------

BUILDING PRODUCTS--7.1%
Masco Corp.                                          893,600          14,056
Owens Corning, Inc.(b)                               791,100          17,998
USG Corp.(b)                                         418,200          12,366
                                                                    --------
                                                                      44,420
                                                                    --------

DEPARTMENT STORES--3.6%
Penney (J.C.) Co., Inc.                              616,800          22,384
                                                                    --------

DIVERSIFIED CHEMICALS--3.8%
Hercules, Inc.                                     1,396,300          23,639
                                                                    --------

ELECTRIC UTILITIES--2.6%
Duke Energy Corp.                                    940,484          16,346
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--2.9%
Thomas & Betts Corp.(b)                              484,100          18,323
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--6.3%
Allied Waste Industries, Inc.(b)                   1,610,950          20,330
Waste Management, Inc.                               506,700          19,108
                                                                    --------
                                                                      39,438
                                                                    --------

FOOD RETAIL--3.1%
Safeway, Inc.                                        674,500          19,257
                                                                    --------

FOREST PRODUCTS--1.8%
Weyerhaeuser Co.                                     224,200          11,466
                                                                    --------

GAS UTILITIES--2.9%
ONEOK, Inc.                                          372,000          18,165
                                                                    --------

GENERAL MERCHANDISE STORES--4.3%
Big Lots, Inc.(b)                                    861,500          26,913
                                                                    --------

HOME IMPROVEMENT RETAIL--2.5%
Home Depot, Inc. (The)                               661,100          15,483
                                                                    --------


                                                     SHARES           VALUE
                                                   ---------        --------

HOUSEWARES & SPECIALTIES--3.5%
Fortune Brands, Inc.                                 348,300        $ 21,737
                                                                    --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--6.8%
Dynegy, Inc. Class A(b)                            2,520,900          21,554
Mirant Corp.(b)                                      537,600          21,047
                                                                    --------
                                                                      42,601
                                                                    --------

METAL & GLASS CONTAINERS--8.1%
Ball Corp.                                           388,900          18,566
Crown Holdings, Inc.(b)                              858,200          22,305
Owens-Illinois, Inc.(b)                              237,850           9,916
                                                                    --------
                                                                      50,787
                                                                    --------

MULTI-UTILITIES--2.5%
Dominion Resources, Inc.                             324,700          15,420
                                                                    --------

OFFICE SERVICES & SUPPLIES--1.5%
ACCO Brands Corp.(b)                                 819,832           9,207
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--3.6%
Spectra Energy Corp.                                 792,142          22,766
                                                                    --------

PACKAGED FOODS & MEATS--5.3%
Del Monte Foods Co.                                1,807,300          12,832
Sara Lee Corp.                                     1,666,700          20,417
                                                                    --------
                                                                      33,249
                                                                    --------

PAPER PACKAGING--3.9%
Packaging Corporation of America                     698,100          15,016
Smurfit-Stone Container Corp.(b)                   2,232,700           9,087
                                                                    --------
                                                                      24,103
                                                                    --------

PROPERTY & CASUALTY INSURANCE--2.3%
Alleghany Corp.(b)                                    43,010          14,281
                                                                    --------

TRUCKING--3.2%
Con-Way, Inc.                                        425,500          20,109
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $655,833)                                           579,470
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.9%

COMMODITY CHEMICALS--2.0%
NOVA Chemicals Corp. (United States)                 510,800          12,602
                                                                    --------

FOOD RETAIL--4.9%
Koninklijke Ahold NV Sponsored ADR
  (United States)                                  2,287,300          30,776
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $40,534)                                             43,378
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $696,367)                                           622,848
----------------------------------------------------------------------------

                           PHOENIX MID-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE          VALUE
                                                   ---------        --------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(d)--0.6%
NetJets, Inc.
  2.300% due 7/1/08                                $   1,675        $  1,675
Coca-Cola Co.
  2.200% due 7/7/08                                    2,200           2,199
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,874)                                               3,874
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $700,241)                                           626,722(a)

Other assets and liabilities, net--(0.2)%                             (1,317)
                                                                    --------
NET ASSETS--100.0%                                                  $625,405
                                                                    ========


ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $71,251 and gross depreciation of $144,946 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $700,417.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

                         PHOENIX QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------        -------

DOMESTIC COMMON STOCKS--88.2%

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Cherokee, Inc.                                        65,400         $ 1,318
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--5.7%
Ares Capital Corp.                                   314,866           3,174
MCG Capital Corp.                                    294,800           1,173
                                                                     -------
                                                                       4,347
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--5.1%
Syntel, Inc.                                         116,100           3,915
                                                                     -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.7%
McGrath RentCorp                                     147,100           3,617
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--5.0%
ABM Industries, Inc.                                 170,600           3,796
                                                                     -------

HEALTH CARE DISTRIBUTORS--4.8%
Owens & Minor, Inc.                                   80,400           3,673
                                                                     -------

HEALTH CARE EQUIPMENT--1.3%
Young Innovations, Inc.                               48,600           1,012
                                                                     -------

HEALTH CARE SERVICES--3.7%
Landauer, Inc.                                        49,800           2,801
                                                                     -------

HOME FURNISHINGS--2.1%
Tempur-Pedic International, Inc.                     203,100           1,586
                                                                     -------

HOUSEHOLD PRODUCTS--4.5%
WD-40 Co.                                            116,300           3,402
                                                                     -------

INDUSTRIAL MACHINERY--9.3%
CLARCOR, Inc.                                         97,200           3,412
Lincoln Electric Holdings, Inc.                       46,900           3,691
                                                                     -------
                                                                       7,103
                                                                     -------

INSURANCE BROKERS--2.5%
National Financial Partners Corp.                     97,800           1,938
                                                                     -------

INTERNET SOFTWARE & SERVICES--2.0%
Computer Services, Inc.                               45,200           1,492
                                                                     -------

OFFICE SERVICES & SUPPLIES--2.8%
American Reprographics Co.(b)                        130,100           2,166
                                                                     -------

OIL & GAS REFINING & MARKETING--3.0%
World Fuel Services Corp.                            105,000           2,304
                                                                     -------

OIL & GAS STORAGE & TRANSPORTATION--4.4%
Crosstex Energy, Inc.                                 95,600           3,313
                                                                     -------


                                                      SHARES          VALUE
                                                     --------        -------

PERSONAL PRODUCTS--5.2%
Chattem, Inc.(b)                                      61,300         $ 3,987
                                                                     -------

REGIONAL BANKS--1.7%
Cathay General Bancorp                               120,300           1,308
                                                                     -------

SPECIALIZED CONSUMER SERVICES--4.8%
Matthews International Corp. Class A                  81,600           3,693
                                                                     -------

SPECIALIZED FINANCE--2.2%
Financial Federal Corp.                               75,400           1,656
                                                                     -------

SPECIALIZED REITS--4.5%
Entertainment Properties Trust                        68,600           3,392
                                                                     -------

SPECIALTY CHEMICALS--2.1%
Balchem Corp.                                         70,100           1,621
                                                                     -------

TRUCKING--5.1%
Landstar System, Inc.                                 69,800           3,854
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $77,827)                                             67,294
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.4%

iShares Russell 2000 Value Index Fund                 28,750           1,840
                                                                     -------
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,084)                                               1,840
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--90.6%
(IDENTIFIED COST $79,911)                                             69,134
----------------------------------------------------------------------------


                                                    PAR VALUE         VALUE
                                                    ---------        -------

SHORT-TERM INVESTMENTS--9.0%

REPURCHASE AGREEMENTS--9.0%
State Bank and Trust Co. repurchase agreement
  1.000% dated 6/30/08, due 7/1/08
  repurchase price $6,858 collateralized by U.S.
  Treasury Bill 1.840%, 12/11/08 market value
  $6,998.                                             $6,858           6,858
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,858)                                               6,858
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $86,769)                                             75,992(a)

Other assets and liabilities, net--0.4%                                  280
                                                                     -------
NET ASSETS--100.0%                                                   $76,272
                                                                     =======

                         PHOENIX QUALITY SMALL-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)







ABBREVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,849 and gross depreciation of $13,627 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $86,770.
(b)   Non-income producing.

                          PHOENIX SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------        -------

DOMESTIC COMMON STOCKS--90.8%

AEROSPACE & DEFENSE--7.0%
Esterline Technologies Corp.(b)                      110,000         $ 5,419
TransDigm Group, Inc.(b)                              46,000           1,545
                                                                     -------
                                                                       6,964
                                                                     -------

ALTERNATIVE CARRIERS--1.9%
Cogent Communications Group, Inc.(b)                 142,000           1,903
                                                                     -------

APPLICATION SOFTWARE--2.2%
Blackboard, Inc.(b)                                   46,000           1,759
Smith Micro Software, Inc.(b)                         82,000             467
                                                                     -------
                                                                       2,226
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
GAMCO Investors, Inc. Class A                         63,000           3,126
                                                                     -------

AUTOMOTIVE RETAIL--1.7%
Advance Auto Parts, Inc.                              44,000           1,709
                                                                     -------

BIOTECHNOLOGY--1.8%
La Jolla Pharmaceutical Co.(b)                       125,000             273
Myriad Genetics, Inc.(b)                              22,000           1,001
NPS Pharmaceuticals, Inc.(b)                         109,000             485
                                                                     -------
                                                                       1,759
                                                                     -------

BROADCASTING & CABLE TV--1.6%
Global Traffic Network, Inc.(b)                      178,000           1,591
                                                                     -------

CASINOS & GAMING--3.7%
Century Casinos, Inc.(b)                             319,000           1,046
Multimedia Games, Inc.(b)                             78,000             345
Scientific Games Corp. Class A(b)                     69,000           2,044
Shuffle Master, Inc.(b)                               44,000             217
                                                                     -------
                                                                       3,652
                                                                     -------

COMPUTER HARDWARE--3.1%
Stratasys, Inc.(b)                                   165,000           3,046
                                                                     -------

DISTRIBUTORS--3.6%
LKQ Corp.(b)                                         197,000           3,560
                                                                     -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--7.2%
Advisory Board Co. (The)(b)                           36,630           1,441
Corporate Executive Board Co. (The)                   85,000           3,574
Huron Consulting Group, Inc.(b)                       47,000           2,131
                                                                     -------
                                                                       7,146
                                                                     -------


                                                      SHARES          VALUE
                                                     --------        -------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Acacia Research - Acacia Technologies(b)              76,000         $   340
                                                                     -------

HEALTH CARE SERVICES--1.8%
Health Grades, Inc.(b)                               120,000             539
Nighthawk Radiology Holdings, Inc.(b)                177,000           1,253
                                                                     -------
                                                                       1,792
                                                                     -------

HEALTH CARE SUPPLIES--1.8%
Immucor, Inc.(b)                                      27,000             699
OraSure Technologies, Inc.(b)                        299,000           1,118
                                                                     -------
                                                                       1,817
                                                                     -------

HOTELS, RESORTS & CRUISE LINES--1.0%
Ambassadors Group, Inc.                               68,000           1,015
                                                                     -------

HUMAN RESOURCE & EMPLOYMENT SERVICES--2.4%
Resources Connection, Inc.                           118,000           2,401
                                                                     -------

INDUSTRIAL MACHINERY--1.8%
Axsys Technologies, Inc.(b)                           34,000           1,769
                                                                     -------

INTERNET RETAIL--1.0%
Stamps.com, Inc.(b)                                   82,000           1,023
                                                                     -------

INTERNET SOFTWARE & SERVICES--11.5%
DealerTrack Holdings, Inc.(b)                         26,000             367
Equinix, Inc.(b)                                      23,000           2,052
Internet Capital Group, Inc.(b)                      221,000           1,708
j2 Global Communications, Inc.(b)                    107,000           2,461
Kana Software, Inc.(b)                               160,000             203
Liquidity Services, Inc.(b)                          210,000           2,421
Switch & Data Facilities Co., Inc.(b)                 42,000             714
Terremark Worldwide, Inc.(b)                         203,000           1,109
WebSense, Inc.(b)                                     26,000             438
                                                                     -------
                                                                      11,473
                                                                     -------

INVESTMENT BANKING & BROKERAGE--1.3%
GFI Group, Inc.                                      143,000           1,288
                                                                     -------

IT CONSULTING & OTHER SERVICES--0.7%
SM&A(b)                                              151,000             720
                                                                     -------

LEISURE FACILITIES--2.6%
Life Time Fitness, Inc.(b)                            42,000           1,241
Vail Resorts, Inc.(b)                                 32,000           1,371
                                                                     -------
                                                                       2,612
                                                                     -------

                          PHOENIX SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------        -------

LEISURE PRODUCTS--2.4%
MarineMax, Inc.(b)                                    33,000         $   236
Polaris Industries, Inc.                              52,000           2,100
                                                                     -------
                                                                       2,336
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--1.3%
Life Sciences Research, Inc.(b)                       19,000             536
Nektar Therapeutics(b)                               228,000             764
                                                                     -------
                                                                       1,300
                                                                     -------

MOVIES & ENTERTAINMENT--2.6%
Lodgenet Entertainment Corp.(b)                      528,620           2,596
                                                                     -------

OFFICE SERVICES & SUPPLIES--2.2%
PeopleSupport, Inc.(b)                               260,000           2,210
                                                                     -------

PACKAGED FOODS & MEATS--0.6%
Hain Celestial Group, Inc. (The)(b)                   24,000             564
                                                                     -------

PHARMACEUTICALS--4.7%
Barrier Therapeutics, Inc.(b)                         31,000             125
Matrixx Initiatives, Inc.(b)                          78,000           1,299
Medicis Pharmaceutical Corp. Class A                 120,000           2,494
Salix Pharmaceuticals Ltd.(b)                         43,000             302
Sepracor, Inc.(b)                                     24,000             478
                                                                     -------
                                                                       4,698
                                                                     -------

RESTAURANTS--1.2%
Cheesecake Factory, Inc. (The)(b)                     36,000             573
PF Chang's China Bistro, Inc.(b)                      11,000             246
Texas Roadhouse, Inc. Class A(b)                      44,000             394
                                                                     -------
                                                                       1,213
                                                                     -------

SEMICONDUCTORS--8.4%
Cirrus Logic, Inc.(b)                                409,000           2,274
ON Semiconductor Corp.(b)                            385,000           3,531
Ramtron International Corp.(b)                       182,000             766
Techwell, Inc.(b)                                    147,000           1,811
                                                                     -------
                                                                       8,382
                                                                     -------

SOFT DRINKS--2.0%
Hansen Natural Corp.(b)                               70,000           2,017
                                                                     -------

THRIFTS & MORTGAGE FINANCE--2.1%
Federal Agricultural Mortgage Corp. Class C           84,000           2,082
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $85,432)                                             90,330
----------------------------------------------------------------------------


                                                      SHARES          VALUE
                                                     --------        -------

FOREIGN COMMON STOCKS(c)--6.4%

ADVERTISING--1.3%
MDC Partners, Inc. (Canada)(b)                       182,000         $ 1,307
                                                                     -------

APPLICATION SOFTWARE--0.3%
Retalix Ltd. (United States)(b)                       20,000             259
                                                                     -------

COMMUNICATIONS EQUIPMENT--0.6%
Ituran Location and Control Ltd (Israel)              46,000             552
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
012 Smile.Communications Ltd. (Israel)(b)             43,000             418
                                                                     -------

INTERNET SOFTWARE & SERVICES--1.1%
SkillSoft plc ADR (United States)(b)                 124,000           1,121
                                                                     -------

SEMICONDUCTORS--2.7%
O2Micro International Ltd. Sponsored ADR
  (Taiwan)(b)                                        405,000           2,693
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,899)                                               6,350
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $93,331)                                             96,680
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.5%


                                                    PAR VALUE         VALUE
                                                    ---------        -------

COMMERCIAL PAPER(d)--2.5%
International Lease Finance Corp
  2.650% due 7/1/08                                  $ 2,450           2,450
                                                                     -------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,450)                                               2,450
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $95,781)                                             99,130(a)

Other assets and liabilities, net--0.3%                                  298
                                                                     -------
NET ASSETS--100.0%                                                   $99,428
                                                                     =======

                          PHOENIX SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)






ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,268 and gross depreciation of $18,961 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $95,823.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

                    PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------        -------

DOMESTIC COMMON STOCKS--75.5%

AEROSPACE & DEFENSE--1.6%
HEICO Corp. Class A                                    9,850         $   262
                                                                     -------

APPLICATION SOFTWARE--4.3%
FactSet Research Systems, Inc.                        12,700             716
                                                                     -------

CASINOS & GAMING--0.9%
Shuffle Master, Inc.(b)                               31,400             155
                                                                     -------

CONSUMER FINANCE--5.7%
World Acceptance Corp.(b)                             27,900             939
                                                                     -------

EDUCATION SERVICES--5.5%
Strayer Education, Inc.                                4,400             920
                                                                     -------

ELECTRONIC EQUIPMENT MANUFACTURERS--8.4%
Daktronics, Inc.                                      31,700             639
Measurement Specialties, Inc.(b)                      43,400             764
                                                                     -------
                                                                       1,403
                                                                     -------

FOOTWEAR--2.2%
Iconix Brand Group, Inc.(b)                           31,000             375
                                                                     -------

HEALTH CARE EQUIPMENT--6.1%
ABAXIS, Inc.(b)                                       34,300             828
Thermage, Inc.(b)                                     63,000             180
                                                                     -------
                                                                       1,008
                                                                     -------

HOMEFURNISHING RETAIL--4.7%
Aaron Rents, Inc.                                     35,150             785
                                                                     -------

IT CONSULTING & OTHER SERVICES--3.8%
SI International, Inc.(b)                             30,150             631
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--3.4%
Techne Corp.(b)                                        7,200             557
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--4.3%
NATCO Group, Inc. Class A(b)                          13,000             709
                                                                     -------

PHARMACEUTICALS--3.6%
KV Pharmaceutical Co. Class A(b)                      31,100             601
                                                                     -------

RESTAURANTS--2.2%
Cheesecake Factory, Inc. (The)(b)                     22,700             361
                                                                     -------

SEMICONDUCTOR EQUIPMENT--4.2%
Cabot Microelectronics Corp.(b)                       21,000             696
                                                                     -------

SEMICONDUCTORS--5.5%
Power Integrations, Inc.(b)                           28,700             907
                                                                     -------


                                                      SHARES          VALUE
                                                     --------        -------

SYSTEMS SOFTWARE--4.6%
Quality Systems, Inc.                                 26,000         $   761
                                                                     -------

TECHNOLOGY DISTRIBUTORS--4.5%
ScanSource, Inc.(b)                                   27,750             743
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $13,950)                                             12,529
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--5.9%

OIL & GAS EQUIPMENT & SERVICES--5.9%
Tesco Corp. (United States)(b)                        30,500             975
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $829)                                                   975
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--81.4%
(IDENTIFIED COST $14,779)                                             13,504
----------------------------------------------------------------------------


                                                    PAR VALUE         VALUE
                                                    ---------        -------

SHORT-TERM INVESTMENTS--17.3%

REPURCHASE AGREEMENTS--17.3%
State Street Bank and Trust Co.
  repurchase agreement 1.000% dated
  6/30/08, due 7/1/08. repurchase
  price $2,873 collateralized by
  U.S. Treasury Bill 1.840%,
  12/11/08 market value $2,932.                       $2,873           2,873
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,873)                                               2,873
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $17,652)                                             16,377(a)

Other assets and liabilities, net--1.3%                                  209
                                                                     -------
NET ASSETS--100.0%                                                   $16,586
                                                                     =======

                    PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)






FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $995 and gross depreciation of $2,271 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $17,653.
(b)   Non-income producing.

                          PHOENIX SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

DOMESTIC COMMON STOCKS--95.0%

AEROSPACE & DEFENSE--2.1%
Ceradyne, Inc.(b)                                     10,000        $    343
Cubic Corp.                                           29,000             646
Esterline Technologies Corp.(b)                       26,000           1,281
                                                                    --------
                                                                       2,270
                                                                    --------

APPAREL RETAIL--1.8%
Charlotte Russe Holding, Inc.(b)                      47,000             835
Collective Brands, Inc.(b)                            94,000           1,093
                                                                    --------
                                                                       1,928
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
Jones Apparel Group, Inc.                            112,000           1,540
Warnaco Group, Inc. (The)(b)                          21,000             925
                                                                    --------
                                                                       2,465
                                                                    --------

APPLICATION SOFTWARE--0.1%
Parametric Technology Corp.(b)                         6,000             100
                                                                    --------

AUTO PARTS & EQUIPMENT--0.6%
ATC Technology Corp.(b)                               27,000             629
                                                                    --------

AUTOMOTIVE RETAIL--0.0%
America's Car-Mart, Inc.(b)                            3,000              54
                                                                    --------

BIOTECHNOLOGY--1.6%
Martek Biosciences Corp.(b)                           53,000           1,787
                                                                    --------

COAL & CONSUMABLE FUELS--1.4%
Massey Energy Co.                                     16,000           1,500
                                                                    --------

COMMERCIAL PRINTING--0.6%
Consolidated Graphics, Inc.(b)                        13,000             640
                                                                    --------

COMMODITY CHEMICALS--1.3%
Koppers Holdings, Inc.                                34,000           1,424
                                                                    --------

COMMUNICATIONS EQUIPMENT--2.7%
ADC Telecommunications, Inc.(b)                       94,000           1,388
Harris Corp.                                          30,000           1,515
                                                                    --------
                                                                       2,903
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--0.4%
Rex Stores Corp.(b)                                   34,000             393
                                                                    --------

CONSTRUCTION & ENGINEERING--1.4%
EMCOR Group, Inc.(b)                                  53,000           1,512
                                                                    --------

DIVERSIFIED CHEMICALS--1.6%
Olin Corp.                                            66,000           1,728
                                                                    --------


                                                      SHARES          VALUE
                                                     --------       --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Navigant Consulting, Inc.(b)                           6,000        $    117
                                                                    --------

DIVERSIFIED REITS--1.3%
Colonial Properties Trust                             69,000           1,381
                                                                    --------

ELECTRIC UTILITIES--0.1%
Cleco Corp.                                            4,000              93
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
Technitrol, Inc.                                      45,000             765
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--1.5%
Plexus Corp.(b)                                       12,000             332
TTM Technologies, Inc.(b)                            102,000           1,348
                                                                    --------
                                                                       1,680
                                                                    --------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.4%
CF Industries Holdings, Inc.                          10,000           1,528
                                                                    --------

FOOD DISTRIBUTORS--0.1%
Nash Finch Co.                                         3,000             103
                                                                    --------

FOOTWEAR--1.4%
Skechers U.S.A., Inc. Class A(b)                      72,000           1,423
Wolverine World Wide, Inc.                             4,000             106
                                                                    --------
                                                                       1,529
                                                                    --------

GAS UTILITIES--1.5%
WGL Holdings, Inc.                                    47,000           1,633
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.1%
Owens & Minor, Inc.                                    2,000              91
                                                                    --------

HEALTH CARE FACILITIES--0.1%
LifePoint Hospitals, Inc.(b)                           3,000              85
                                                                    --------

HEALTH CARE SERVICES--1.9%
Amedisys, Inc.(b)                                     10,000             504
Apria Healthcare Group, Inc.(b)                       20,000             388
RehabCare Group, Inc.(b)                               6,000              96
Res-Care, Inc.(b)                                     60,000           1,067
                                                                    --------
                                                                       2,055
                                                                    --------

HOMEFURNISHING RETAIL--1.3%
Rent-A-Center, Inc.(b)                                69,000           1,419
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.1%
Interstate Hotels & Resorts, Inc.(b)                  65,000             168
                                                                    --------

HOUSEWARES & SPECIALTIES--1.4%
Tupperware Brands Corp.                               44,000           1,506
                                                                    --------

                          PHOENIX SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.1%
Watson Wyatt Worldwide, Inc. Class A                   2,000        $    106
                                                                    --------

INDUSTRIAL MACHINERY--3.4%
Actuant Corp. Class A                                 45,000           1,411
CIRCOR International, Inc.                             2,000              98
Columbus McKinnon Corp.(b)                            34,000             818
EnPro Industries, Inc.(b)                             38,000           1,419
                                                                    --------
                                                                       3,746
                                                                    --------

INDUSTRIAL REITS--0.1%
EastGroup Properties, Inc.                             2,000              86
                                                                    --------

INTERNET RETAIL--1.5%
FTD Group, Inc.                                      126,000           1,680
                                                                    --------

INTERNET SOFTWARE & SERVICES--0.8%
United Online, Inc.                                   86,000             863
                                                                    --------

INVESTMENT BANKING & BROKERAGE--1.3%
Knight Capital Group, Inc. Class A(b)                 80,000           1,438
                                                                    --------

IT CONSULTING & OTHER SERVICES--0.4%
CIBER, Inc.(b)                                        39,000             242
SAIC, Inc.(b)                                          5,000             104
TNS, Inc.(b)                                           5,000             120
                                                                    --------
                                                                         466
                                                                    --------

MANAGED HEALTH CARE--1.1%
AMERIGROUP Corp.(b)                                   58,000           1,206
                                                                    --------

METAL & GLASS CONTAINERS--0.1%
Silgan Holdings, Inc.                                  2,000             101
                                                                    --------

MULTI-LINE INSURANCE--0.1%
Eastern Insurance Holdings, Inc.                       7,000             109
                                                                    --------

MULTI-UTILITIES--0.1%
Avista Corp.                                           5,000             107
                                                                    --------

OFFICE REITS--1.0%
Lexington Realty Trust                                84,000           1,145
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--2.4%
Hornbeck Offshore Services, Inc.(b)                   20,000           1,130
Oil States International, Inc.(b)                     24,000           1,523
                                                                    --------
                                                                       2,653
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--8.8%
Bois d'Arc Energy, Inc.(b)                            71,000           1,726
Chesapeake Energy Corp.                               26,000           1,715
Encore Acquisition Co.(b)                             20,000           1,504


                                                      SHARES          VALUE
                                                     --------       --------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Mariner Energy, Inc.(b)                               41,000        $  1,516
Stone Energy Corp.(b)                                 24,000           1,582
Swift Energy Co.(b)                                   23,000           1,519
                                                                    --------
                                                                       9,562
                                                                    --------

PACKAGED FOODS & MEATS--1.7%
Cal-Maine Foods, Inc.                                  3,000              99
Flowers Foods, Inc.                                   61,000           1,729
                                                                    --------
                                                                       1,828
                                                                    --------

PAPER PACKAGING--0.1%
Rock-Tenn Co. Class A                                  3,000              90
                                                                    --------

PAPER PRODUCTS--0.5%
Glatfelter (P.H.) Co.                                 35,000             473
Kapstone Paper and Packaging Corp(b)                   4,000              26
                                                                    --------
                                                                         499
                                                                    --------

PROPERTY & CASUALTY INSURANCE--5.0%
American Physicians Capital, Inc.                      3,000             145
American Physicians Service Group, Inc.                8,000             176
Amerisafe, Inc.(b)                                    11,000             176
Amtrust Financial Services, Inc.                      33,000             416
Harleysville Group, Inc.                              41,000           1,387
Meadowbrook Insurance Group, Inc.                     96,000             509
Navigators Group, Inc. (The)(b)                       33,000           1,784
ProCentury Corp.                                      17,000             269
Safety Insurance Group, Inc.                           3,000             107
SeaBright Insurance Holdings, Inc.(b)                 36,000             521
                                                                    --------
                                                                       5,490
                                                                    --------

PUBLISHING--1.5%
Scholastic Corp.(b)                                   59,000           1,691
                                                                    --------

REGIONAL BANKS--15.5%
BancFirst Corp.                                        5,000             214
Cathay General Bancorp                                98,000           1,065
City Bank                                             57,000             490
City Holding Co.                                       6,000             245
Columbia Bancorp                                       9,000              64
Columbia Banking System, Inc.                         18,000             348
Community Bank System, Inc.                           69,000           1,423
Community Trust Bancorp, Inc.                          7,500             197
First Bancorp                                          7,000              88
First Merchants Corp.                                 62,000           1,125
First Regional Bancorp(b)                             27,000             151

                          PHOENIX SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

REGIONAL BANKS--(CONTINUED)
First State Bancorporation                            17,000        $     94
FirstMerit Corp.                                      81,000           1,321
Green Bankshares, Inc.                                20,000             281
Independent Bank Corp.                                17,000             405
Lakeland Bancorp, Inc.                                 3,000              37
Lakeland Financial Corp.                              15,000             286
NBT Bancorp, Inc.                                     53,000           1,092
Old National Bancorp                                  96,000           1,369
Old Second Bancorp, Inc.                              22,000             256
Oriental Financial Group, Inc.                        95,000           1,355
Pacific Capital Bancorp                               66,000             910
Renasant Corp.                                         7,000             103
Southwest Bancorp, Inc.                               19,000             219
Sterling Bancorp                                      81,000             968
SVB Financial Group(b)                                29,000           1,395
Texas Capital Bancshares, Inc.(b)                     57,000             912
Tompkins Financial Corp.                               2,000              74
Virginia Commerce Bancorp(b)                          21,000             109
WesBanco, Inc.                                        15,000             257
                                                                    --------
                                                                      16,853
                                                                    --------

REINSURANCE--1.3%
Platinum Underwriters Holdings Ltd.                   42,000           1,370
                                                                    --------

REITS--0.8%
BioMed Realty Trust, Inc.                             36,000             883
                                                                    --------

RESTAURANTS--1.2%
CEC Entertainment, Inc.(b)                             3,000              84
Papa John's International, Inc.(b)                    48,000           1,276
                                                                    --------
                                                                       1,360
                                                                    --------

RETAIL REITS--1.3%
CBL & Associates Properties, Inc.                     60,000           1,370
                                                                    --------

SEMICONDUCTORS--1.7%
Skyworks Solutions, Inc.(b)                          184,000           1,816
                                                                    --------

SPECIALIZED FINANCE--1.4%
Interactive Brokers Group, Inc. Class A(b)            46,000           1,478
                                                                    --------

SPECIALIZED REITS--2.2%
Entertainment Properties Trust                        28,000           1,384
Extra Space Storage, Inc.                              7,000             108
Strategic Hotels & Resorts, Inc.                     102,000             956
                                                                    --------
                                                                       2,448
                                                                    --------


                                                      SHARES          VALUE
                                                     --------       --------

SPECIALTY CHEMICALS--1.8%
NewMarket Corp.                                       21,000        $  1,391
Schulman (A.), Inc.                                   27,000             622
                                                                    --------
                                                                       2,013
                                                                    --------

SPECIALTY STORES--0.2%
Books-A-Million, Inc.                                 32,000             245
                                                                    --------

STEEL--0.4%
NN, Inc.                                              33,000             460
                                                                    --------

SYSTEMS SOFTWARE--1.3%
Sybase, Inc.(b)                                       47,000           1,383
                                                                    --------

TECHNOLOGY DISTRIBUTORS--0.1%
SYNNEX Corp.(b)                                        4,000             100
                                                                    --------

THRIFTS & MORTGAGE FINANCE--3.7%
Berkshire Hills Bancorp, Inc.                          8,000             189
First Niagara Financial Group, Inc.                   80,000           1,029
Flushing Financial Corp.                              63,000           1,194
OceanFirst Financial Corp.                            10,000             180
Provident New York Bancorp                            70,000             775
United Financial Bancorp Inc                           3,000              33
WSFS Financial Corp.                                  13,000             580
                                                                    --------
                                                                       3,980
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--1.2%
Syniverse Holdings, Inc.(b)                           78,000           1,264
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $101,669)                                           103,375
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.0%

DIVERSIFIED BANKS--1.7%
Banco Latinoamericano de Exportaciones, S.A.
  (Panama)                                           112,000           1,813
                                                                    --------

REINSURANCE--1.3%
Arch Capital Group Ltd. (United States)(b)            21,000           1,393
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,511)                                               3,206
----------------------------------------------------------------------------

                          PHOENIX SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

EXCHANGE TRADED FUNDS--1.1%
iShares Dow Jones US Regional Banks Index Fund        46,000        $  1,223
                                                                    --------
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,578)                                               1,223
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $105,758)                                           107,804
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.1%


                                                    PAR VALUE         VALUE
                                                    ---------       --------

COMMERCIAL PAPER(d)--1.1%
NetJets, Inc.
  2.300% due 7/1/08                                   $1,160           1,160
                                                                    --------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,160)                                               1,160
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $106,918)                                           108,964(a)

Other assets and liabilities, net--(0.2)%                               (178)
                                                                    --------
NET ASSETS--100.0%                                                  $108,786
                                                                    ========



ABBERVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,384 and gross depreciation of $12,360 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $107,940.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

                           PHOENIX SMALL-MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------        -------

DOMESTIC COMMON STOCKS--98.4%

AEROSPACE & DEFENSE--2.6%
Ceradyne, Inc.(b)                                     41,000         $ 1,406
                                                                     -------

APPLICATION SOFTWARE--8.9%
Blackbaud, Inc.                                      103,000           2,206
Jack Henry & Associates, Inc.                        122,815           2,658
                                                                     -------
                                                                       4,864
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--5.0%
Eaton Vance Corp.                                     69,200           2,751
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--3.5%
NeuStar, Inc. Class A(b)                              90,000           1,940
                                                                     -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.9%
Copart, Inc.(b)                                       62,800           2,689
                                                                     -------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.8%
Mettler-Toledo International, Inc.(b)                 16,300           1,546
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--2.3%
Stericycle, Inc.(b)                                   23,900           1,236
                                                                     -------

HEALTH CARE SERVICES--4.3%
Pediatrix Medical Group, Inc.(b)                      48,000           2,363
                                                                     -------

HEALTH CARE SUPPLIES--3.3%
Immucor, Inc.(b)                                      70,000           1,812
                                                                     -------

HOUSEHOLD PRODUCTS--3.8%
Church & Dwight Co., Inc.                             37,500           2,113
                                                                     -------

INDUSTRIAL CONGLOMERATES--5.5%
Teleflex, Inc.                                        54,310           3,019
                                                                     -------

INDUSTRIAL MACHINERY--4.9%
Donaldson Co., Inc.                                   60,200           2,687
                                                                     -------

INSURANCE BROKERS--4.1%
Brown & Brown, Inc.                                  128,800           2,240
                                                                     -------

INTERNET SOFTWARE & SERVICES--5.1%
Digital River, Inc.(b)                                73,000           2,816
                                                                     -------

OFFICE SERVICES & SUPPLIES--3.3%
Mine Safety Appliances Co.                            45,400           1,816
                                                                     -------


                                                      SHARES          VALUE
                                                     --------        -------

OIL & GAS EQUIPMENT & SERVICES--6.5%
Exterran Holdings, Inc.(b)                            50,200         $ 3,589
                                                                     -------

OIL & GAS REFINING & MARKETING--4.3%
World Fuel Services Corp.                            107,700           2,363
                                                                     -------

PROPERTY & CASUALTY INSURANCE--5.4%
Philadelphia Consolidated Holding Co.(b)              86,500           2,938
                                                                     -------

PUBLISHING--4.6%
John Wiley & Sons, Inc. Class A                       56,500           2,544
                                                                     -------

REINSURANCE--2.2%
Reinsurance Group of America, Inc.                    27,400           1,193
                                                                     -------

SEMICONDUCTORS--4.2%
Microchip Technology, Inc.                            76,000           2,321
                                                                     -------

SPECIALTY CHEMICALS--1.7%
RPM International, Inc.                               45,000             927
                                                                     -------

TRUCKING--5.2%
Landstar System, Inc.                                 52,000           2,872
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $49,739)                                             54,045
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $49,739)                                             54,045
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $49,739)                                             54,045(a)

Other assets and liabilities, net--1.6%                                  859
                                                                     -------
NET ASSETS--100.0%                                                   $54,904
                                                                     =======

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,208 and gross depreciation of $5,902 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $49,739.
(b)   Non-income producing.

                          PHOENIX STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

DOMESTIC COMMON STOCKS--92.2%

AEROSPACE & DEFENSE--1.3%
United Technologies Corp.                             31,760        $  1,960
                                                                    --------

AGRICULTURAL PRODUCTS--1.2%
Bunge Ltd.                                            16,260           1,751
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
VF Corp.                                              31,790           2,263
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--3.5%
BlackRock, Inc.                                       10,970           1,942
Janus Capital Group, Inc.                             53,550           1,417
State Street Corp.                                    28,320           1,812
                                                                    --------
                                                                       5,171
                                                                    --------

BIOTECHNOLOGY--9.4%
Amgen, Inc.(b)                                        53,590           2,527
Celgene Corp.(b)                                      49,560           3,166
Genentech, Inc.(b)                                    37,440           2,842
Genzyme Corp.(b)                                      32,980           2,375
Gilead Sciences, Inc.(b)                              56,210           2,976
                                                                    --------
                                                                      13,886
                                                                    --------

COMMUNICATIONS EQUIPMENT--3.4%
Cisco Systems, Inc.(b)                               127,140           2,957
Corning, Inc.                                         91,010           2,098
                                                                    --------
                                                                       5,055
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--1.3%
Best Buy Co., Inc.                                    48,460           1,919
                                                                    --------

COMPUTER HARDWARE--7.6%
Apple, Inc.(b)                                        25,280           4,233
Hewlett-Packard Co.                                   88,030           3,892
International Business Machines Corp.                 25,970           3,078
                                                                    --------
                                                                      11,203
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--1.6%
EMC Corp.(b)                                         163,070           2,396
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.2%
Caterpillar, Inc.                                     38,070           2,810
CNH Global N.V.                                       55,220           1,876
                                                                    --------
                                                                       4,686
                                                                    --------

DEPARTMENT STORES--1.4%
Kohl's Corp.(b)                                       53,140           2,128
                                                                    --------


                                                      SHARES          VALUE
                                                     --------       --------

DIVERSIFIED CHEMICALS--2.3%
FMC Corp.                                             43,440        $  3,364
                                                                    --------

DRUG RETAIL--2.3%
CVS Caremark Corp.                                    86,500           3,423
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
SunPower Corp. Class A(b)                             27,930           2,010
                                                                    --------

HEALTH CARE EQUIPMENT--1.7%
Medtronic, Inc.                                       47,920           2,480
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.9%
Starwood Hotels & Resorts Worldwide, Inc.             34,070           1,365
                                                                    --------

HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                 46,410           3,207
                                                                    --------

INDUSTRIAL CONGLOMERATES--1.9%
McDermott International, Inc.(b)                      45,570           2,820
                                                                    --------

INDUSTRIAL MACHINERY--1.8%
Harsco Corp.                                          47,380           2,578
                                                                    --------

INTERNET RETAIL--1.7%
Amazon.com, Inc.(b)                                   33,150           2,431
                                                                    --------

INTERNET SOFTWARE & SERVICES--3.8%
Google, Inc. Class A(b)                                6,190           3,259
VeriSign, Inc.(b)                                     60,140           2,273
                                                                    --------
                                                                       5,532
                                                                    --------

INVESTMENT BANKING & BROKERAGE--1.6%
Goldman Sachs Group, Inc. (The)                       13,750           2,405
                                                                    --------

IT CONSULTING & OTHER SERVICES--1.7%
Cognizant Technology Solutions  Corp. Class A(b)      75,540           2,456
                                                                    --------

MOVIES & ENTERTAINMENT--1.5%
Walt Disney Co. (The)                                 71,370           2,227
                                                                    --------

OIL & GAS DRILLING--2.0%
Transocean, Inc.(b)                                   19,193           2,925
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--1.7%
Oceaneering International, Inc.(b)                    33,290           2,565
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--5.2%
Apache Corp.                                          16,510           2,295
Chesapeake Energy Corp.                               42,290           2,789

                          PHOENIX STRATEGIC GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     --------       --------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
XTO Energy, Inc.                                      38,542        $  2,641
                                                                    --------
                                                                       7,725
                                                                    --------

PHARMACEUTICALS--3.6%
Abbott Laboratories                                   58,890           3,119
Allergan, Inc.                                        41,720           2,172
                                                                    --------
                                                                       5,291
                                                                    --------

RESTAURANTS--1.5%
McDonald's Corp.                                      40,470           2,275
                                                                    --------

SEMICONDUCTOR EQUIPMENT--2.4%
KLA-Tencor Corp.                                      51,970           2,115
MEMC Electronic Materials, Inc.(b)                    23,720           1,460
                                                                    --------
                                                                       3,575
                                                                    --------

SEMICONDUCTORS--7.5%
Broadcom Corp. Class A(b)                            114,040           3,112
Intel Corp.                                          149,130           3,203
Microchip Technology, Inc.                            63,950           1,953
NVIDIA Corp.(b)                                      146,730           2,747
                                                                    --------
                                                                      11,015
                                                                    --------

STEEL--2.3%
United States Steel Corp.                             18,380           3,396
                                                                    --------

SYSTEMS SOFTWARE--2.6%
Oracle Corp.(b)                                      180,720           3,795
                                                                    --------

TOBACCO--2.0%
Philip Morris International, Inc.                     60,890           3,007
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--1.2%
American Tower Corp. Class A(b)                       40,290           1,702
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $126,193)                                           135,987
----------------------------------------------------------------------------


                                                      SHARES          VALUE
                                                     --------       --------

FOREIGN COMMON STOCKS(c)--7.9%

COMMUNICATIONS EQUIPMENT--2.5%
Nortel Networks Corp. (Canada)                        10,656        $     88
Research In Motion Ltd. (Canada)(b)                   30,670           3,585
                                                                    --------
                                                                       3,673
                                                                    --------

HEAVY ELECTRICAL EQUIPMENT--1.8%
ABB Ltd. Sponsored ADR (Switzerland)(b)               93,430           2,646
                                                                    --------

MARINE PORTS & SERVICES--1.3%
Aegean Marine Petroleum Network, Inc.
  (Greece)                                            47,930           1,950
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--2.3%
Schlumberger Ltd. (Netherlands)                       31,270           3,360
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,285)                                              11,629
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.1%
(IDENTIFIED COST $132,478)                                           147,616
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $132,478)                                           147,616(a)

Other assets and liabilities, net--(0.1)%                               (214)
                                                                    --------
NET ASSETS--100.0%                                                  $147,402
                                                                    ========



ABBERVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,196 and gross depreciation of $8,193 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $132,613.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                        PHOENIX VALUE OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     -------         -------

DOMESTIC COMMON STOCKS--87.5%

AEROSPACE & DEFENSE--3.0%
Boeing Co. (The)                                       2,700         $   177
L-3 Communications Holdings, Inc.                     15,800           1,436
Northrop Grumman Corp.                                16,900           1,131
                                                                     -------
                                                                       2,744
                                                                     -------

AGRICULTURAL PRODUCTS--2.7%
Bunge Ltd.                                            22,846           2,460
                                                                     -------

AIRLINES--0.2%
Hawaiian Holdings, Inc.(b)                            19,858             138
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
Hanesbrands, Inc.(b)                                  27,000             733
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
Ameriprise Financial, Inc.                             5,800             236
State Street Corp.                                    42,000           2,687
                                                                     -------
                                                                       2,923
                                                                     -------

AUTO PARTS & EQUIPMENT--0.3%
Exide Technologies(b)                                  4,848              81
Tenneco, Inc.(b)                                       8,100             110
TRW Automotive Holdings Corp.(b)                       4,700              87
                                                                     -------
                                                                         278
                                                                     -------

BROADCASTING & CABLE TV--0.7%
Liberty Media Corp. Capital Class A(b)                28,337             408
Saga Communications, Inc. Class A(b)                  45,425             228
                                                                     -------
                                                                         636
                                                                     -------

COMPUTER & ELECTRONICS RETAIL--2.1%
GameStop Corp. Class A(b)                             41,853           1,691
Systemax, Inc.                                        10,300             182
                                                                     -------
                                                                       1,873
                                                                     -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Cummins, Inc.                                         17,600           1,153
                                                                     -------

CONSUMER FINANCE--0.2%
Discover Financial Services                           15,500             204
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Affiliated Computer Services, Inc. Class A(b)         10,800             578
Computer Sciences Corp.(b)                             4,600             215
                                                                     -------
                                                                         793
                                                                     -------


                                                      SHARES          VALUE
                                                     -------         -------

DIVERSIFIED CHEMICALS--0.3%
Eastman Chemical Co.                                   4,500         $   310
                                                                     -------

ELECTRIC UTILITIES--2.5%
Duke Energy Corp.                                      1,800              31
FirstEnergy Corp.                                     26,881           2,213
                                                                     -------
                                                                       2,244
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Encore Wire Corp.                                      1,600              34
Superior Essex, Inc.(b)                                2,900             129
                                                                     -------
                                                                         163
                                                                     -------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Vishay Intertechnology, Inc.(b)                       11,100              98
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste Industries, Inc.(b)                       9,500             120
                                                                     -------

FERTILIZERS & AGRICULTURAL CHEMICALS--2.7%
Mosaic Co. (The)(b)                                   17,100           2,474
                                                                     -------

FOOD RETAIL--1.5%
Kroger Co. (The)                                       1,600              46
Safeway, Inc.                                         46,200           1,319
                                                                     -------
                                                                       1,365
                                                                     -------

GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(b)                                      8,644             270
                                                                     -------

HEALTH CARE FACILITIES--1.1%
LifePoint Hospitals, Inc.(b)                          35,000             991
                                                                     -------

HOME FURNISHINGS--0.0%
Furniture Brands International, Inc.                   1,962              26
                                                                     -------

HYPERMARKETS & SUPER CENTERS--1.5%
Wal-Mart Stores, Inc.                                 25,000           1,405
                                                                     -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Mirant Corp.(b)                                       15,538             608
                                                                     -------

INDUSTRIAL MACHINERY--1.2%
Eaton Corp.                                            8,900             756
Parker Hannifin Corp.                                  1,350              96
Tecumseh Products Co. Class A(b)                       7,100             233
                                                                     -------
                                                                       1,085
                                                                     -------

INTEGRATED OIL & GAS--24.5%
Chevron Corp.                                         70,400           6,979
ConocoPhillips                                        25,000           2,360

                        PHOENIX VALUE OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     -------         -------

INTEGRATED OIL & GAS--(CONTINUED)
Exxon Mobil Corp.                                    121,160         $10,678
Occidental Petroleum Corp.                            25,600           2,300
                                                                     -------
                                                                      22,317
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                            48,800           1,644
CenturyTel, Inc.                                      21,200             755
                                                                     -------
                                                                       2,399
                                                                     -------

INTERNET SOFTWARE & SERVICES--0.4%
eBay, Inc.(b)                                         12,700             347
                                                                     -------

INVESTMENT BANKING & BROKERAGE--1.2%
Evercore Partners, Inc. Class A                        4,500              43
GFI Group, Inc.                                       49,500             446
Morgan Stanley                                        16,500             595
                                                                     -------
                                                                       1,084
                                                                     -------

LEISURE PRODUCTS--0.1%
JAKKS Pacific, Inc.(b)                                 4,700             103
                                                                     -------

LIFE & HEALTH INSURANCE--0.6%
Conseco, Inc.(b)                                       7,300              72
MetLife, Inc.                                          9,172             484
                                                                     -------
                                                                         556
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--0.0%
Life Sciences Research, Inc.(b)                        1,600              45
                                                                     -------

MANAGED HEALTH CARE--1.4%
Aetna, Inc.                                            2,600             105
CIGNA Corp.                                            1,100              39
UnitedHealth Group, Inc.                              43,792           1,150
                                                                     -------
                                                                       1,294
                                                                     -------

MARINE--0.4%
International Shipholding Corp.(b)                    15,800             370
                                                                     -------

MORTGAGE REITS--1.2%
Annaly Capital Management, Inc.                       66,700           1,035
RAIT Financial Trust                                  11,500              85
                                                                     -------
                                                                       1,120
                                                                     -------

MOVIES & ENTERTAINMENT--0.6%
Walt Disney Co. (The)                                 18,700             583
                                                                     -------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.                                         1,300              86
                                                                     -------


                                                      SHARES          VALUE
                                                     -------         -------

OIL & GAS EXPLORATION & PRODUCTION--0.0%
Stone Energy Corp.(b)                                    600         $    40
                                                                     -------

PACKAGED FOODS & MEATS--0.4%
American Italian Pasta Co. Class A(b)                  3,000              34
Chiquita Brands International, Inc.(b)                 2,800              42
Omega Protein Corp.(b)                                19,900             298
                                                                     -------
                                                                         374
                                                                     -------

PAPER PRODUCTS--0.0%
Mercer International, Inc.(b)                          4,900              37
                                                                     -------

PERSONAL PRODUCTS--0.3%
NBTY, Inc.(b)                                          8,000             257
                                                                     -------

PHARMACEUTICALS--7.0%
Johnson & Johnson                                     16,765           1,079
King Pharmaceuticals, Inc.(b)                         71,428             748
Lilly (Eli) & Co.                                      3,300             152
Pfizer, Inc.                                         250,000           4,367
                                                                     -------
                                                                       6,346
                                                                     -------

PROPERTY & CASUALTY INSURANCE--3.6%
American Physicians Service Group, Inc.                1,700              38
Chubb Corp. (The)                                     29,000           1,421
Travelers Cos., Inc. (The)                            41,392           1,796
                                                                     -------
                                                                       3,255
                                                                     -------

REGIONAL BANKS--1.6%
Citizens Republic Bancorp, Inc.                       16,000              45
First Merchants Corp.                                  9,400             171
First State Bancorporation                            12,000              66
National City Corp.                                  239,200           1,141
Popular, Inc.                                         11,100              73
                                                                     -------
                                                                       1,496
                                                                     -------

REINSURANCE--1.1%
PartnerRe Ltd.                                           363              25
Platinum Underwriters Holdings Ltd.                   29,969             977
                                                                     -------
                                                                       1,002
                                                                     -------

RESTAURANTS--4.0%
Bob Evans Farms, Inc.                                  5,000             143
Darden Restaurants, Inc.                              31,800           1,016
McDonald's Corp.                                      45,000           2,530
                                                                     -------
                                                                       3,689
                                                                     -------

SEMICONDUCTORS--0.6%
Integrated Device Technology, Inc.(b)                 57,900             576
                                                                     -------

                        PHOENIX VALUE OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                     -------         -------

SPECIALIZED FINANCE--2.0%
Interactive Brokers Group, Inc. Class A(b)            20,000         $   643
Nasdaq OMX Group (The)(b)                             42,900           1,139
                                                                     -------
                                                                       1,782
                                                                     -------

STEEL--3.0%
Nucor Corp.                                           16,900           1,262
United States Steel Corp.                              7,800           1,441
                                                                     -------
                                                                       2,703
                                                                     -------

THRIFTS & MORTGAGE FINANCE--0.6%
Corus Bankshares, Inc.                                21,418              89
MGIC Investment Corp.                                 73,200             447
                                                                     -------
                                                                         536
                                                                     -------

TOBACCO--1.4%
Altria Group, Inc.                                    39,406             810
Philip Morris International, Inc.                      7,006             346
Universal Corp.                                        2,000              91
                                                                     -------
                                                                       1,247
                                                                     -------

TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc.(b)                               33,348             654
                                                                     -------

TRUCKING--0.5%
Hertz Global Holdings, Inc.(b)                        49,200             472
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $80,113)                                             79,864
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--11.5%

AGRICULTURAL PRODUCTS--0.3%
Fresh Del Monte Produce, Inc. (United States)(b)      12,722             300
                                                                     -------

AUTO PARTS & EQUIPMENT--2.9%
Autoliv, Inc. (Sweden)                                56,900           2,653
                                                                     -------

DIVERSIFIED METALS & MINING--3.3%
Freeport-McMoRan Copper & Gold, Inc.
  (United States)                                     25,600           3,000
                                                                     -------


                                                      SHARES          VALUE
                                                     -------         -------

MARINE--0.4%
Excel Maritime Carriers Ltd. (Greece)                  9,668         $   380
                                                                     -------

PERSONAL PRODUCTS--0.5%
Herbalife Ltd. (United States)                        10,844             420
                                                                     -------

PROPERTY & CASUALTY INSURANCE--3.7%
ACE Ltd. (United States)                              25,407           1,400
Aspen Insurance Holdings Ltd. (Bermuda)               11,828             280
Axis Capital Holdings Ltd. (United States)            12,030             358
XL Capital Ltd. Class A (United States)               65,607           1,349
                                                                     -------
                                                                       3,387
                                                                     -------

REINSURANCE--0.4%
Arch Capital Group Ltd. (United States)(b)             4,664             309
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,626)                                             10,449
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $92,739)                                             90,313
----------------------------------------------------------------------------


                                                    PAR VALUE         VALUE
                                                    ---------        -------

SHORT-TERM INVESTMENTS--1.4%


COMMERCIAL PAPER(d)--1.4%
NetJets, Inc.
  2.300% due 7/1/08                                   $1,290           1,290
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,290)                                               1,290
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $94,029)                                             91,603(a)

Other assets and liabilities, net--(0.4)%                               (344)
                                                                     -------
NET ASSETS--100.0%                                                   $91,259
                                                                     =======



ABBREIVATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $9,269 and gross depreciation of $11,741 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $94,075.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Phoenix Equity Trust, a trust consisting of fifteen diversified funds (each a "Fund") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

   A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

       Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

       The Fund's have adopted the provisions of Statement of Financial Accounting - Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     o Level 1 - quoted prices in active markets for identical securities

     o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

       The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2008 (reported in 000s). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                                                           LEVEL 3 -
                                                                                                          SIGNIFICANT
                                                                               LEVEL 2 - SIGNIFICANT     UNOBSERVABLE
                            FUNDS                  LEVEL 1 - QUOTED PRICES       OBSERVABLE INPUTS          INPUTS          TOTAL
                            -----                  -----------------------     ---------------------     ------------     ---------
INVESTMENTS IN SECURITIES (MARKET VALUE)
All-Cap Growth Fund                                         $ 81,313                $  1,640                $   --         $ 82,953
Balanced Fund                                                473,194                 351,575                 8,086          832,855
Capital Growth Fund                                          390,620                   5,390                    --          396,010
Growth & Income Fund                                         229,423                   2,345                    --          231,768
Growth Opportunities Fund                                     43,242                      --                    --           43,242
Income & Growth Fund                                         115,352                 126,787                 2,952          245,091
Mid-Cap Growth Fund                                          120,895                   1,705                    --          122,600
Mid-Cap Value Fund                                           622,848                   3,874                    --          626,722
Quality Small-Cap Fund                                        69,134                   6,858                    --           75,992
Small-Cap Growth Fund                                         96,680                   2,450                    --           99,130
Small-Cap Sustainable Growth Fund                             13,504                   2,873                    --           16,377
Small-Cap Value Fund                                         107,804                   1,160                    --          108,964
Small-Mid Cap Fund                                            54,045                      --                    --           54,045
Strategic Growth Fund                                        147,616                      --                    --          147,616
Value Opportunities Fund                                      90,313                   1,290                    --           91,603


       The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determined fair value:

         INVESTMENTS IN SECURITIES
             (REPORTED IN 000S)          Balanced Fund     Income & Growth Fund
         -------------------------       -------------     --------------------
BALANCE AS OF MARCH 31, 2008                $11,382              $ 4,838
Accrued discounts/premiums                        3                    3
Realized gain (loss)                             (8)                  (8)
Change in unrealized
  appreciation (depreciation)                    97                   49
Net purchases (sales)                        (1,295)              (1,049)
Transfers in and/or out of
  Level 3 (1)                                (2,093)                (881)

                                            -------              -------
BALANCE AS OF JUNE 30, 2008                 $ 8,086              $ 2,952
                                            =======              =======

      (1) Transfers in or out of Level 3 represents the ending value as of June 30, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

      Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.


      Other information regarding the Funds are available in the Funds' most recent Report to Shareholders.

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   B. FOREIGN SECURITY COUNTRY DETERMINATION

       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--RECENTLY ISSUED ACCOUNTING STANDARDS

      In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (SFAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact, if any, of SFAS 161 on financial statement disclosures.


         Other information regarding the Funds are available in the Funds' most recent Report to Shareholders.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Equity Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   August 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   August 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date   August 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.